UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03857

American Funds Insurance Series
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Steven I. Koszalka
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mitchell E. Nichter
Paul, Hastings, Janofsky & Walker LLP
55 Second Street
Twenty-Fourth Floor
San Francisco, California 94105
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments
[logo – American Funds®]

American Funds Insurance Series®
Global Discovery Fund
Investment portfolio

March 31, 2008
unaudited

Common stocks — 91.69%	Shares	Market value (000)

SOFTWARE & SERVICES — 11.67%
Yahoo! Inc.[1]	260,000	$7,522
Global Payments Inc.	80,000	3,309
Google Inc., Class A1	7,500	3,304
MasterCard Inc., Class A	14,000	3,122
Visa Inc., Class A1	40,600	2,532
Microsoft Corp.	83,300	2,364
United Internet AG2	108,000	2,323
eBay Inc.[1]	60,000	1,790
SAP AG2	35,000	1,739
Tencent Holdings Ltd.[2]	108,600	618
Moneysupermarket.com Group PLC[2]	235,000	582
		29,205

BANKS — 8.67%
Banco Bradesco SA, preferred nominative	97,667	2,722
HDFC Bank Ltd.[2]	70,000	2,322
Raiffeisen International Bank-Holding AG2	14,083	1,928
BOC Hong Kong (Holdings) Ltd.[2]	760,000	1,828
HSBC Holdings PLC (Hong Kong)[2]	110,000	1,806
M&T Bank Corp.	22,000	1,771
Hudson City Bancorp, Inc.	100,000	1,768
Erste Bank der oesterreichischen Sparkassen AG2	25,000	1,627
Grupo Financiero Banorte, SAB de CV, Series O	280,000	1,214
BNP Paribas SA2	11,110	1,123
Banco Bilbao Vizcaya Argentaria, SA2	45,600	1,004
Freddie Mac	30,000	760
Banco Santander, SA2	29,558	589
Siam City Bank PCL[1,2]	1,045,000	575
Mizuho Financial Group, Inc.[2]	75	276
Malayan Banking Bhd.[2]	95,625	254
Hypo Real Estate Holding AG2	5,127	134
		21,701

MEDIA — 8.13%
Time Warner Inc.	245,000	3,435
British Sky Broadcasting Group PLC[2]	305,000	3,380
Daily Mail and General Trust PLC, Class A, nonvoting[2]	280,000	2,401
CTC Media, Inc.[1]	70,000	1,942
E. W. Scripps Co., Class A	44,200	1,857
Comcast Corp., Class A	90,000	1,741
XM Satellite Radio Holdings Inc., Class A1	125,000	1,452
Vivendi SA2	36,000	1,409
Walt Disney Co.	38,000	1,192
Grupo Televisa, SAB, ordinary participation certificates (ADR)	44,000	1,067
Next Media Ltd.[2]	1,157,000	453
		20,329

INSURANCE — 6.16%
American International Group, Inc.	144,000	6,228
Berkshire Hathaway Inc., Class A1	35	4,669
Sampo Oyj, Class A2	125,000	3,388
Genworth Financial, Inc., Class A	50,000	1,132
		15,417

RETAILING — 5.87%
Lowe’s Companies, Inc.	125,000	2,868
Amazon.com, Inc.[1]	40,000	2,852
Target Corp.	40,000	2,027
Bed Bath & Beyond Inc.[1]	65,000	1,917
O’Reilly Automotive, Inc.[1]	60,000	1,711
Best Buy Co., Inc.	38,900	1,613
Tractor Supply Co.[1]	30,000	1,186
Takashimaya Co., Ltd.[2]	46,000	521
		14,695

TELECOMMUNICATION SERVICES — 5.85%
Millicom International Cellular SA1	40,000	3,782
MTN Group Ltd.[2]	217,000	3,292
Singapore Telecommunications Ltd.[2]	730,000	2,089
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B2	1,574,000	1,663
OJSC Mobile TeleSystems (ADR)	20,000	1,517
Philippine Long Distance Telephone Co.[2]	9,100	613
Philippine Long Distance Telephone Co. (ADR)	9,100	605
Vodafone Group PLC[2]	259,875	778
LG Telecom Ltd.[2]	38,855	308
		14,647

TECHNOLOGY HARDWARE & EQUIPMENT — 5.43%
Apple Inc.[1]	33,000	4,736
Cisco Systems, Inc.[1]	70,000	1,686
Delta Electronics, Inc.[2]	525,000	1,556
EMC Corp.[1]	95,136	1,364
Seagate Technology	65,000	1,361
HOYA Corp.[2]	45,000	1,066
Advantech Co., Ltd.[2]	410,214	971
Acer Inc.[2]	260,895	468
Wintek Corp.[2]	421,368	384
		13,592

UTILITIES — 5.26%
Xinao Gas Holdings Ltd.[2]	2,610,000	4,718
Veolia Environnement[2]	64,700	4,511
Hong Kong and China Gas Co. Ltd.[2]	715,000	2,160
RWE AG2	14,500	1,782
		13,171

HEALTH CARE EQUIPMENT & SERVICES — 5.11%
American Medical Systems Holdings, Inc.[1]	369,000	5,236
Inverness Medical Innovations, Inc.[1]	87,000	2,619
Varian Medical Systems, Inc.[1]	38,000	1,780
Express Scripts, Inc.[1]	20,000	1,286
St. Jude Medical, Inc.[1]	26,500	1,144
Medtronic, Inc.	15,000	726
		12,791

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 5.04%
Novo Nordisk A/S, Class B2	46,000	3,150
Millennium Pharmaceuticals, Inc.[1]	170,000	2,628
Forest Laboratories, Inc.[1]	50,000	2,001
Roche Holding AG2	10,000	1,883
Richter Gedeon NYRT[2]	5,500	1,138
Chugai Pharmaceutical Co., Ltd.[2]	100,000	1,131
UCB SA2	19,654	684
		12,615

COMMERCIAL SERVICES & SUPPLIES — 4.09%
Randstad Holding NV2	80,000	3,762
Wirecard AG1,2	158,000	2,768
Downer EDI Ltd.[2]	327,173	1,884
Monster Worldwide, Inc.[1]	75,000	1,815
		10,229

FOOD & STAPLES RETAILING — 2.73%
Walgreen Co.	100,000	3,809
Whole Foods Market, Inc.	45,000	1,484
Costco Wholesale Corp.	16,000	1,039
Wal-Mart de México, SAB de CV, Series V	118,600	502
		6,834

ENERGY — 2.43%
Schlumberger Ltd.	70,000	6,090

DIVERSIFIED FINANCIALS — 2.27%
American Express Co.	65,000	2,842
State Street Corp.	25,000	1,975
Citigroup Inc.	40,000	857
		5,674

TRANSPORTATION — 2.16%
Ryanair Holdings PLC (ADR)[1]	186,400	5,271
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	2,700	122
		5,393

CONSUMER DURABLES & APPAREL — 1.59%
GEOX SpA[2]	105,050	1,629
China Dongxiang (Group) Co., Ltd.[1,2]	3,000,000	1,602
Burberry Group PLC[2]	84,000	751
		3,982

CAPITAL GOODS — 1.52%
Boart Longyear Ltd.[2,3]	1,269,230	2,130
Wolseley PLC[2]	160,000	1,680
		3,810

MATERIALS — 1.38%
Bayer AG, non-registered shares[2]	43,000	3,445

CONSUMER SERVICES — 1.30%
Las Vegas Sands Corp.[1]	35,000	2,577
OPAP (Greek Organization of Football Prognostics) SA2	18,490	662
		3,239

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.99%
Intel Corp.	65,000	1,377
Siliconware Precision Industries Co., Ltd.[2]	603,611	1,027
Sunplus Technology Co. Ltd.[2]	59,595	74
		2,478

REAL ESTATE — 0.12%
AEON Mall Co., Ltd.[2]	11,000	309

MISCELLANEOUS — 3.92%
Other common stocks in initial period of acquisition		9,807

Total common stocks (cost: $217,061,000)		229,453

Convertible securities — 0.72%

DIVERSIFIED FINANCIALS — 0.72%
Citigroup Inc., Series D, 7.00%, noncumulative convertible preferred[2,3]	38,000	1,804

Total convertible securities (cost: $1,900,000)		1,804

	Principal amount
Short-term securities — 7.19%	(000)

John Deere Capital Corp. 2.60% due 4/8/2008[4]	$3,900	3,898
Procter & Gamble International Funding S.C.A. 2.20% due 4/15/2008[4]	2,900	2,897
IBM International Group Capital LLC 2.45% due 4/24/2008[4]	2,800	2,795
Illinois Tool Works Inc. 2.58% due 4/11/2008	2,000	1,998
Federal Home Loan Bank 2.27% due 4/23/2008	1,700	1,698
Wal-Mart Stores Inc. 2.80% due 4/1/2008[4]	1,600	1,600
Caterpillar Financial Services Corp. 2.15% due 4/14/2008	1,500	1,499
Pfizer Inc 2.70% due 4/8/2008[4]	1,100	1,099
Harvard University 2.68% due 4/9/2008	500	500

Total short-term securities (cost: $17,984,000)		17,984

Total investment securities (cost: $236,945,000)		249,241
Other assets less liabilities		1,009

Net assets		$250,250

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $95,228,000, which represented 38.05% of the net assets of the fund.

[3]	Purchased in a transaction exempt from registration under the Secruities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Market value (000)	Percent of net assets

Boart Longyear Ltd.	4/4/2007	$1,922	$2,130	.85%
Citigroup Inc., Series D, 7.00%, noncumulative convertible preferred	1/15/2008	1,900	1,804	.72

Total restricted securities		$3,822	$3,934	1.57%

[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $12,289,000, which represented 4.91% of the net assets of the fund.

ADR = American Depositary Receipts

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted prices in active markets for identical securities. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 investment securities are valued using significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the fund’s investment securities as of March 31, 2008
(dollars in thousands):

Level 1 — Quoted prices	$136,029
Level 2 — Other significant observable inputs	113,212	*
Level 3 — Significant unobservable inputs	—
Total	$249,241

*Includes certain securities trading primarily outside the U.S. whose value the fund adjusted as a result of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$33,793
Gross unrealized depreciation on investment securities	(21,675)
Net unrealized appreciation on investment securities	12,118
Cost of investment securities for federal income tax purposes	237,123

Global Growth Fund
Investment portfolio

March 31, 2008
unaudited

Common stocks — 83.05%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 12.54%
Microsoft Corp.	2,942,000	$83,494
Samsung Electronics Co., Ltd.[1]	128,440	81,643
Yahoo! Inc.[2]	2,142,200	61,974
International Business Machines Corp.	450,000	51,813
Oracle Corp.[2]	2,000,000	39,120
STMicroelectronics NV1	3,364,000	35,795
Cisco Systems, Inc.[2]	1,408,300	33,926
Google Inc., Class A2	75,000	33,035
Citizen Holdings Co., Ltd.[1]	2,881,800	24,586
ASML Holding NV (New York registered)[2]	801,044	19,874
ASML Holding NV1,2	111,111	2,733
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	7,255,633	15,105
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	713,468	7,327
Hon Hai Precision Industry Co., Ltd.[1]	3,862,692	22,178
Nokia Corp.[1]	682,000	21,702
Canon, Inc.[1]	379,000	17,547
Hynix Semiconductor Inc.[1,2]	507,000	14,290
High Tech Computer Corp.[1]	620,000	13,964
Tyco Electronics Ltd.	366,250	12,570
KLA-Tencor Corp.	287,921	10,682
Altera Corp.	550,000	10,136
Nortel Networks Corp.[2]	1,500,000	10,035
Venture Corp. Ltd.[1]	1,300,000	10,017
Visa Inc., Class A2	141,500	8,824
Murata Manufacturing Co., Ltd.[1]	175,000	8,812
Motorola, Inc.	800,000	7,440
Texas Instruments Inc.	250,000	7,067
Elpida Memory, Inc.[1,2]	210,000	7,022
livedoor holdings Co., Ltd.[1,2]	64,000	6,319
Rohm Co., Ltd.[1]	98,000	6,080
Dell Inc.[2]	300,000	5,976
EMC Corp.[2]	410,500	5,887
Chartered Semiconductor Manufacturing Ltd[1,2]	6,009,000	3,163
MoneyGram International, Inc.	975,000	1,813
		701,949

INDUSTRIALS — 10.63%
General Electric Co.	2,475,455	91,617
Deutsche Post AG1	2,802,700	85,678
Schneider Electric SA1	394,091	50,994
KBR, Inc.	1,605,000	44,507
Vallourec SA1	145,000	35,266
Randstad Holding NV1	517,000	24,310
Tata Motors Ltd.[1]	1,535,000	23,919
Siemens AG1	213,000	23,121
ALSTOM SA1	106,400	23,118
Ryanair Holdings PLC (ADR)[2]	703,100	19,884
Illinois Tool Works Inc.	410,000	19,774
Mitsubishi Heavy Industries, Ltd.[1]	4,170,000	18,131
United Technologies Corp.	245,000	16,861
Tyco International Ltd.	366,250	16,133
Asciano Ltd., units[1]	3,720,000	13,650
Michael Page International PLC[1]	1,995,000	11,963
European Aeronautic Defence and Space Co. EADS NV1	500,000	11,872
Suzlon Energy Ltd.[1,2]	1,618,700	10,709
Macquarie Infrastructure Group[1]	4,000,000	10,260
FANUC LTD[1]	100,000	9,670
ABB Ltd[1]	355,000	9,561
Finmeccanica SpA[1]	235,000	8,008
Asahi Glass Co., Ltd.[1]	694,000	7,690
United Parcel Service, Inc., Class B	75,000	5,475
Bidvest Group Ltd.[1]	204,500	2,825
		594,996

CONSUMER DISCRETIONARY — 10.45%
GOME Electrical Appliances Holding Ltd.[1]	21,686,000	49,790
Honda Motor Co., Ltd.[1]	1,388,800	39,768
Lowe’s Companies, Inc.	1,615,000	37,048
Virgin Media Inc.[2]	2,545,000	35,808
News Corp., Class A	1,583,407	29,689
Kohl’s Corp.[2]	625,000	26,806
Liberty Media Holding Corp., Liberty Interactive, Series A2	1,660,000	26,792
Toyota Motor Corp.[1]	517,500	26,057
Esprit Holdings Ltd.[1]	2,100,500	25,173
OPAP (Greek Organization of Football Prognostics) SA1	650,000	23,258
H & M Hennes & Mauritz AB, Class B1	376,000	23,157
Yue Yuen Industrial (Holdings) Ltd.[1]	7,300,000	22,869
adidas AG1	327,000	21,760
Carnival Corp., units	525,000	21,252
Yamaha Corp.[1]	1,045,000	20,210
Target Corp.	370,000	18,752
Aristocrat Leisure Ltd.[1]	1,949,756	17,153
Harman International Industries, Inc.	393,200	17,120
Burberry Group PLC[1]	1,870,000	16,714
McDonald’s Corp.	250,000	13,943
NIKE, Inc., Class B	160,000	10,880
Kesa Electricals PLC[1]	2,473,400	10,097
Best Buy Co., Inc.	235,000	9,743
Nikon Corp.[1]	301,000	8,045
Bosideng International Holdings Ltd.[1,2]	42,454,000	7,958
Suzuki Motor Corp.[1]	313,000	7,917
Cie. Financière Richemont SA, Class A, units[1]	115,000	6,459
DSG International PLC[1]	3,466,929	4,368
Limited Brands, Inc.	200,000	3,420
SET India Ltd.[1,2,3]	16,148	1,650
Aisin Seiki Co., Ltd.[1]	38,000	1,423
		585,079

FINANCIALS — 9.09%
Allianz SE1	292,000	57,911
Macquarie Group Ltd.[1]	950,000	46,153
Mizuho Financial Group, Inc.[1]	12,500	46,028
Société Générale[1]	429,400	41,981
Société Générale[1,2]	30,600	2,945
ICICI Bank Ltd.[1]	837,300	16,223
ICICI Bank Ltd. (ADR)	308,750	11,791
AEON Credit Service (Asia) Co. Ltd.[1]	2,000,000	26,849
Sumitomo Mitsui Financial Group, Inc.[1]	3,750	24,738
HSBC Holdings PLC[1]	1,500,000	24,702
Industrial and Commercial Bank of China Ltd., Class H1	34,500,000	23,995
Citigroup Inc.	1,080,000	23,134
AFLAC Inc.	336,000	21,823
Erste Bank der oesterreichischen Sparkassen AG1	288,480	18,778
Bumiputra-Commerce Holdings Bhd.[1]	5,675,000	17,741
Lloyds TSB Group PLC[1]	1,500,000	13,456
ING Groep NV, depository receipts[1]	347,422	12,992
Banco Santander, SA1	613,914	12,234
Türkiye Is Bankasi AS, Class C1	2,405,000	8,939
AXA SA1	238,000	8,615
St.George Bank Ltd.[1]	355,000	8,371
Chuo Mitsui Trust Holdings, Inc.[1]	1,330,000	8,060
Fannie Mae	300,000	7,896
Westfield Group[1]	458,603	7,486
Bank of Nova Scotia	140,000	6,344
BOC Hong Kong (Holdings) Ltd.[1]	2,216,000	5,329
Countrywide Financial Corp.	795,000	4,373
		508,887

HEALTH CARE — 7.97%
Novo Nordisk A/S, Class B1	1,455,200	99,653
Roche Holding AG1	293,500	55,268
UCB SA1	1,150,020	40,024
UnitedHealth Group Inc.	850,000	29,206
Nobel Biocare Holding AG1	115,885	26,978
CIGNA Corp.	610,000	24,748
Smith & Nephew PLC[1]	1,840,000	24,333
Pfizer Inc	1,100,000	23,023
Pharmaceutical Product Development, Inc.	544,350	22,808
Aetna Inc.	500,000	21,045
Shire PLC (ADR)	250,000	14,490
Stryker Corp.	200,000	13,010
Mentor Corp.	460,000	11,831
Intuitive Surgical, Inc.[2]	35,700	11,579
ResMed Inc[2]	267,000	11,262
Rhön-Klinikum AG, non-registered shares[1]	301,600	8,933
Merck & Co., Inc.	200,000	7,590
		445,781

TELECOMMUNICATION SERVICES — 7.63%
Koninklijke KPN NV1	5,775,830	97,813
NTT DoCoMo, Inc.[1]	43,200	65,540
Vodafone Group PLC (ADR)	800,000	23,608
Vodafone Group PLC[1]	7,131,250	21,351
América Móvil, SAB de CV, Series L (ADR)	585,000	37,259
KDDI Corp.[1]	5,517	34,069
SOFTBANK CORP.[1]	1,260,000	23,213
Telekom Austria AG, non-registered shares[1]	1,033,200	21,386
Telefónica, SA1	680,799	19,566
AT&T Inc.	500,000	19,150
Telecom Italia SpA[1]	5,868,600	12,281
Telecom Italia SpA, nonvoting[1]	4,093,800	6,798
Qwest Communications International Inc.	4,000,000	18,120
Sprint Nextel Corp., Series 1	2,001,750	13,392
Telstra Corp. Ltd.[1]	1,770,000	7,131
France Télécom SA1	185,000	6,221
		426,898

MATERIALS — 7.24%
JSC Uralkali (GDR)[1,2]	1,149,568	47,122
JSC Uralkali (GDR)[1,2,4]	444,915	18,237
K+S AG1	112,000	36,706
Norsk Hydro ASA[1]	2,401,585	35,202
Freeport-McMoRan Copper & Gold Inc.	255,000	24,536
Newmont Mining Corp.	500,000	22,650
First Quantum Minerals Ltd.	275,400	22,315
Akzo Nobel NV1	258,000	20,722
Bayer AG, non-registered shares[1]	250,000	20,029
UPM-Kymmene Oyj[1]	1,090,000	19,360
Nitto Denko Corp.[1]	396,400	16,991
Salzgitter AG1	96,558	16,779
Aracruz Celulose SA, Class B, preferred nominative (ADR)	217,000	14,812
Sigma-Aldrich Corp.	239,649	14,295
Potash Corp. of Saskatchewan Inc.	85,000	13,193
Weyerhaeuser Co.	200,000	13,008
OAO Severstal (GDR)[1]	574,600	12,997
Gold Fields Ltd.[1]	763,100	10,652
Holcim Ltd.[1]	100,000	10,502
Mondi PLC[1]	1,000,000	8,293
Alcoa Inc.	183,100	6,603
		405,004

CONSUMER STAPLES — 6.53%
Unilever NV, depository receipts[1]	1,484,000	49,877
Avon Products, Inc.	945,800	37,397
Cosan Ltd., Class A2	2,600,000	32,032
PepsiCo, Inc.	337,000	24,331
Diageo PLC[1]	1,100,000	22,174
Coca-Cola Co.	360,000	21,913
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	246,000	18,585
Cia. de Bebidas das Américas — AmBev, ordinary nominative (ADR)	44,000	2,878
Parmalat Spa[1]	4,790,000	18,402
IOI Corp. Bhd.[1]	7,980,000	17,807
Woolworths Ltd.[1]	608,483	16,163
SABMiller PLC[1]	600,000	13,142
Groupe Danone SA1	145,000	12,982
C&C Group PLC[1]	2,000,000	12,473
Tesco PLC[1]	1,430,000	10,800
METRO AG1	127,500	10,296
Nestlé SA1	20,000	9,999
Procter & Gamble Co.	135,000	9,459
Wal-Mart de México, SAB de CV, Series V (ADR)[1]	200,000	8,360
Beiersdorf AG1	82,500	6,941
Kimberly-Clark de México, SAB de CV, Class A	1,540,000	6,833
Altria Group, Inc.	125,000	2,775
		365,619

ENERGY — 5.31%
TOTAL SA1	490,000	36,444
Reliance Industries Ltd.[1,2]	567,000	32,210
Canadian Natural Resources, Ltd.	466,700	31,923
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	200,000	20,422
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	125,000	10,586
Royal Dutch Shell PLC, Class B1	574,666	19,341
Royal Dutch Shell PLC, Class B (ADR)	139,643	9,409
Tenaris SA (ADR)	465,000	23,180
Schlumberger Ltd.	260,000	22,620
Baker Hughes Inc.	260,000	17,810
OAO Gazprom (ADR)[1]	300,000	15,312
Oil & Natural Gas Corp. Ltd.[1]	577,500	14,175
Imperial Oil Ltd.	257,928	13,508
StatoilHydro ASA[1]	366,435	11,035
ENI SpA[1]	300,000	10,228
SK Energy Co., Ltd.[1]	88,706	9,163
		297,366

UTILITIES — 3.89%
Public Power Corp. SA1	926,700	40,653
SUEZ SA1	550,000	36,143
British Energy Group plc[1]	2,700,000	34,956
Veolia Environnement[1]	425,900	29,695
E.ON AG1	142,800	26,429
CLP Holdings Ltd.[1]	2,430,000	20,066
NTPC Ltd.[1]	3,477,647	17,165
RWE AG1	100,000	12,288
		217,395

MISCELLANEOUS — 1.77%
Other common stocks in initial period of acquisition		99,201

Total common stocks (cost: $4,096,868,000)		4,648,175

	Principal amount
Short-term securities — 17.35%	(000)

Federal Home Loan Bank 2.06%–4.01% due 4/9–12/29/2008	$203,900	202,891
Fannie Mae 1.86%–2.63% due 6/30–9/17/2008	114,600	113,551
Nestlé Capital Corp. 2.75%–2.92% due 4/24–5/16/2008[4]	103,800	103,508
BASF AG 2.75%–3.32% due 4/4–5/2/2008[4]	93,200	93,028
Société Générale North America, Inc. 3.86%–4.36% due 4/17–5/8/2008	57,600	57,454
AstraZeneca PLC 2.25%–2.92% due 8/26–9/29/2008[4]	54,100	53,378
Siemens Capital Co. LLC 2.10%–2.82% due 5/29/2008[4]	43,400	43,208
Freddie Mac 1.72%–3.60% due 6/13–7/3/2008	37,800	37,599
UBS Finance (Deleware) LLC 2.65%–4.13% due 4/30-5/12/2008	32,650	32,558
HSBC USA Inc. 2.95% due 5/2/2008	29,300	29,220
Park Avenue Receivables Co., LLC 2.85% due 4/2/2008[4]	26,050	26,046
Swedish Export Credit Corp. 2.13% due 6/18/2008	25,500	25,348
Bank of Scotland PLC 4.20% due 4/10/2008	25,000	24,979
Royal Bank of Canada 2.75% due 5/12/2008	25,000	24,917
General Electric Capital Corp. 2.50% due 4/1/2008	24,800	24,798
Westpac Banking Corp. 4.36% due 4/8/2008[4]	18,200	18,188
ANZ National (International) Ltd. 2.61% due 6/12/2008[4]	15,300	15,216
Private Export Funding Corp. 2.65% due 6/6/2008[4]	11,000	10,944
U.S. Treasury Bills 1.38%–2.285% due 4/15–9/4/2008	9,800	9,740
Electricité de France 2.55% due 5/8/2008	9,100	9,076
Danske Corp. 2.50% due 4/14/2008[4]	8,900	8,891
BMW U.S. Capital LLC 2.20% due 5/5/2008[4]	6,200	6,187

Total short-term securities (cost: $970,851,000)		970,725

Total investment securities (cost: $5,067,719,000)		5,618,900
Other assets less liabilities		(22,178)

Net assets		$5,596,722

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,946,594,000, which represented 52.65% of the net assets of the fund.

[2]	Security did not produce income during the last 12 months.
[3]
Purchased in a transaction exempt from registration under the Secruities Act of 1933. This security (acquired 9/6/2000–4/18/2002 at a cost of $6,378,000) may be subject to legal or contractual restrictions on resale.

[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $396,831,000, which represented 7.09% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted prices in active markets for identical securities. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 investment securities are valued using significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the fund’s investment securities as of March 31, 2008
(dollars in thousands):

Level 1 — Quoted prices	$1,701,581
Level 2 — Other significant observable inputs	3,909,350	*
Level 3 — Significant unobservable inputs	7,969
Total	$5,618,900

The following table summarizes the fund’s Level 3 investment securities and related transactions during the three months ended March 31, 2008
(dollars in thousands):

Beginning value at 1/1/2008	$7,120
Net unrealized appreciation	849
Ending value at 3/31/2008	$7,969

Net unrealized appreciation during the period on Level 3 investment securities held at 3/31/2008	$849

*Includes certain securities trading primarily outside the U.S. whose value the fund adjusted as a result of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 903,198
Gross unrealized depreciation on investment securities	(371,549)
Net unrealized appreciation on investment securities	531,649
Cost of investment securities for federal income tax purposes	5,087,251

Global Small Capitalization Fund
Investment portfolio

March 31, 2008
 unaudited

Common stocks — 91.86%	Shares	Market value (000)

CONSUMER DISCRETIONARY — 16.80%
Jumbo SA1,2	3,830,085	$115,336
Fourlis[1]	2,441,303	79,881
Lions Gate Entertainment Corp.[3]	2,750,000	26,814
Integrated Distribution Services Group Ltd.[1]	9,458,000	26,488
Schibsted ASA[1]	741,000	22,261
Pantaloon Retail (India) Ltd.[1]	2,000,000	21,494
Life Time Fitness, Inc.[3]	659,400	20,580
Rambler Media Ltd.[1,2,3]	810,000	20,129
Central European Media Enterprises Ltd., Class A3	225,000	19,177
Blue Nile, Inc.[3]	353,600	19,147
Rightmove PLC[1]	1,582,552	15,362
CKE Restaurants, Inc.	1,350,000	15,147
Tractor Supply Co.[3]	378,700	14,966
CKX, Inc.[3]	1,550,000	14,756
Live Nation, Inc.[3]	1,200,000	14,556
Saks Inc.[3]	1,000,000	12,470
CarMax, Inc.[3]	620,000	12,040
CTC Media, Inc.[3]	425,000	11,794
Cheil Industries Inc.[1]	240,000	11,698
GEOX SpA[1]	695,750	10,788
Cyrela Brazil Realty SA, ordinary nominative	820,000	10,771
Hürriyet Gazetecilik ve Matbaacilik AS1,3	6,760,336	10,369
Cheil Communications Inc.[1]	37,100	8,929
Gafisa SA, ordinary nominative[3]	500,000	8,284
Banyan Tree Holdings Ltd.[1]	8,000,000	8,012
OSIM International Ltd.[1,2]	28,920,000	7,377
Café de Coral Holdings Ltd.[1]	3,800,000	7,292
Austar United Communications Ltd.[1,3]	4,539,430	5,527
Bob Evans Farms, Inc.	200,000	5,518
Ekornes ASA[1]	293,100	5,333
Pinnacle Entertainment, Inc.[3]	400,000	5,120
Billabong International Ltd.[1]	380,000	4,537
Titan Industries Ltd.[1]	169,900	4,516
Cabela’s Inc.[3]	300,000	4,248
Phorm, Inc.[1,3]	125,000	4,083
Denny’s Corp.[3]	1,200,000	3,576
lululemon athletica inc.[3]	110,000	3,127
Next Media Ltd.[1]	6,324,000	2,477
Riken Corp.[1]	525,000	2,468
Amtek Auto Ltd.[1]	360,000	2,322
Ten Alps PLC[1,3]	2,600,000	2,244
Largan Precision Co., Ltd.[1]	214,200	2,212
Timberland Co., Class A3	150,000	2,060
Bloomsbury Publishing PLC[1]	625,000	2,046
Kuoni Reisen Holding AG, Class B1	3,437	1,908
Entertainment Rights PLC[1,3]	8,500,000	1,729
Golden Land Property Development PCL, nonvoting depositary receipt[1,3]	5,265,943	1,301
Gaming VC Holdings SA1	200,000	662
Mobil Travel Guide, Inc.[1,3,4]	219,739	55
		632,987

INDUSTRIALS — 13.64%
Kumho Industrial Co., Ltd.[1]	933,734	43,084
International Container Terminal Services, Inc.[1]	47,285,000	36,048
Samsung Engineering Co., Ltd.[1]	370,550	34,471
GS Engineering & Construction Corp.[1]	175,000	25,710
Koninklijke BAM Groep NV1	877,000	20,664
Sungkwang Bend Co., Ltd.[1]	748,934	20,188
Michaniki SA1	2,299,000	17,542
Corrections Corporation of America[3]	600,000	16,512
Lonrho PLC[1,2,3]	20,224,000	15,049
JVM Co., Ltd.[1]	316,500	14,387
Akeena Solar, Inc.[2,3]	1,625,000	12,496
ALL — América Latina Logística, units	1,228,000	12,413
J&P-AVAX SA1	1,406,000	12,031
Hyunjin Materials Co., Ltd.[1]	325,000	11,048
Sintex Industries Ltd.[1]	1,166,166	10,431
Container Corp. of India Ltd.[1]	240,763	10,392
MISUMI Group Inc.[1]	537,000	9,546
Danieli & C. Officine Meccaniche SpA[1]	400,000	9,489
Downer EDI Ltd.[1]	1,397,323	8,046
IJM Corp. Bhd.[1]	4,165,000	7,965
Georg Fischer Ltd[1,3]	15,550	7,715
Dalian Port (PDA) Co. Ltd., Class H1	13,700,000	7,612
Aboitiz Equity Ventures, Inc.[1]	48,700,000	7,535
NCI Building Systems, Inc.[3]	258,000	6,244
NEPES Corp.[1,3]	906,163	6,125
BayWa AG1	101,450	6,030
JetBlue Airways Corp.[3]	1,000,000	5,800
Goodpack Ltd.[1]	4,940,000	5,704
ELLINIKI TECHNODOMIKI TEB SA1	460,000	5,643
Obrascon Huarte Lain Brasil SA, ordinary nominative	522,000	5,605
SIA Engineering Co. Ltd.[1]	1,929,000	5,540
MSC Industrial Direct Co., Inc., Class A	125,000	5,281
Intertek Group PLC[1]	235,000	4,812
Mine Safety Appliances Co.	110,000	4,531
Aalberts Industries NV1	210,000	4,489
SIG PLC[1]	255,000	4,450
Northgate PLC[1]	334,246	3,770
BELIMO Holding AG1	3,450	3,753
Aker American Shipping ASA[1,3]	188,000	3,623
Daekyung Machinery & Engineering Co., Ltd.[1,3]	80,000	3,276
I. Kloukinas — I. Lappas SA1	403,000	3,234
Kaba Holding AG1	9,500	3,207
Rollins, Inc.	180,000	3,184
sia Abrasives Holding AG1	7,892	3,163
Latécoère SA1	150,801	3,119
Herman Miller, Inc.	122,500	3,010
Wabash National Corp.	325,000	2,922
Trakya Cam Sanayii AS1	2,113,152	2,672
S1 Corp.[1]	50,000	2,608
Nabtesco Corp.[1]	188,000	2,581
PRONEXUS INC.[1]	318,000	2,570
Houston Wire & Cable Co.	160,000	2,563
GfK AG1	62,500	2,471
Geberit AG1	16,500	2,459
Permasteelisa SpA[1]	120,000	2,292
Uponor Oyj[1]	95,000	2,235
Emeco Holdings Ltd.[1]	2,810,000	2,069
G-Shank Enterprise Co., Ltd.[1]	1,748,880	1,956
De La Rue PLC[1]	108,600	1,910
Kimball International, Inc., Class B	175,000	1,876
Watsco, Inc.	45,000	1,864
United Stationers Inc.[3]	28,000	1,336
Beacon Roofing Supply, Inc.[3]	115,000	1,150
Aker Philadelphia Shipyard ASA[1,3,4]	110,800	1,133
Hopewell Highway Infrastructure Ltd.[1]	1,454,000	1,120
		513,754

INFORMATION TECHNOLOGY — 13.53%
Novell, Inc.[3]	9,468,800	59,559
Kingboard Chemical Holdings Ltd.[1]	11,482,000	40,938
Heartland Payment Systems, Inc.	800,000	18,408
Infotech Enterprises Ltd.[1]	2,585,988	18,100
SkillSoft PLC (ADR)[3]	1,550,000	16,228
Delta Electronics (Thailand) PCL[1]	23,250,000	15,649
CNET Networks, Inc.[3]	2,125,000	15,087
Semtech Corp.[3]	980,000	14,043
Xchanging PLC[1,3]	2,187,120	12,150
TradeDoubler AB1	571,000	11,778
Tessera Technologies, Inc.[3]	525,000	10,920
ACI Worldwide, Inc.[3]	535,000	10,657
Concur Technologies, Inc.[3]	340,000	10,557
Verifone Holdings, Inc.[3]	659,300	10,463
AAC Acoustic Technologies Holdings Inc.[1,3]	12,815,000	10,391
Mentor Graphics Corp.[3]	1,155,000	10,199
LoopNet, Inc.[3]	800,500	10,166
ValueClick, Inc.[3]	550,000	9,487
HSW International, Inc.[1,3,4]	2,576,476	9,273
Kingboard Laminates Holdings Ltd.[1]	15,393,509	9,054
DTS, Inc.[3]	364,095	8,738
TIBCO Software Inc.[3]	1,192,100	8,512
Advantech Co., Ltd.[1]	3,535,784	8,368
Varian Semiconductor Equipment Associates, Inc.[3]	290,000	8,163
Min Aik Technology Co., Ltd.[1]	5,434,415	7,826
Moneysupermarket.com Group PLC[1]	3,015,000	7,470
Internet Capital Group, Inc.[3]	700,000	7,329
Applied Micro Circuits Corp.[3]	990,000	7,108
Halma PLC[1]	1,812,500	6,967
Wistron Corp.[1]	3,768,620	5,956
Global Unichip Corp.[1]	850,000	5,754
NCsoft Corp.[1,3]	121,600	5,669
Hana Microelectronics PCL[1]	9,370,000	5,538
Monotype Imaging Holdings Inc.[3]	365,200	5,518
SuccessFactors, Inc.[3]	527,900	5,152
Tripod Technology Corp.[1]	1,459,200	4,968
Redington (India) Ltd.[1]	525,915	4,887
Simmtech Co., Ltd.[1]	715,000	4,460
Intermec, Inc.[3]	190,000	4,216
Wintek Corp.[1]	4,576,747	4,175
Veeco Instruments Inc.[3]	250,000	4,158
Verigy Ltd.[3]	220,000	4,145
SupportSoft, Inc.[3]	1,225,000	4,043
austriamicrosystems AG, non-registered shares[1,3]	99,868	3,823
Red Hat, Inc.[3]	200,000	3,678
Stratasys, Inc.[3]	200,000	3,560
CallWave, Inc.[2,3]	1,348,700	3,520
Cogent, Inc.[3]	365,000	3,442
Wincor Nixdorf AG1	40,000	3,202
Solera Holdings, Inc.[3]	130,000	3,167
Renishaw PLC[1]	205,000	2,772
Spark Networks, Inc.[3]	600,000	2,568
DFI, Inc.[1]	987,560	2,486
Venture Corp. Ltd.[1]	258,000	1,988
Delta Networks, Inc.[1,3]	7,000,000	1,870
King Yuan Electronics Co., Ltd.[1]	3,478,399	1,810
SEEK Ltd.[1]	363,813	1,765
Virtusa Corp.[3]	180,000	1,757
Cyntec Co., Ltd.[1]	1,415,069	1,683
Japan Aviation Electronics Industry, Ltd.[1]	205,000	1,510
Ono Sokki Co., Ltd.[1]	287,000	1,420
i2 Technologies, Inc.[3]	95,294	1,073
3PAR Inc.[3]	24,300	164
KEC Holdings Co. Ltd.[1]	74,999	135
Avid Technology, Inc.[3]	4,922	120
Infoteria Corp.[1,3]	123	24
		509,764

MATERIALS — 12.29%
Central African Mining & Exploration Co. PLC[1,3]	49,705,000	53,262
AMG Advanced Metallurgical Group NV1,3	512,000	41,287
KazakhGold Group Ltd. (GDR)[1,3,5]	1,500,000	36,930
KazakhGold Group Ltd. (GDR)[1,3]	164,402	4,048
African Minerals Ltd. [1,2,3]	6,905,000	20,005
African Minerals Ltd.[1,2,3,4]	2,480,000	7,185
European Goldfields Ltd.[1,3]	4,691,100	25,601
SSCP Co., Ltd.[1,3]	865,000	19,591
Macarthur Coal Ltd.[1]	1,610,000	19,307
Lynas Corp. Ltd.[1,3]	15,117,916	17,907
Tata Chemicals Ltd.[1]	2,161,000	15,229
Major Drilling Group International Inc.[3]	275,000	14,322
Kenmare Resources PLC[1,3]	15,842,759	14,114
Allied Gold Ltd.[1,2,3]	19,548,500	13,434
Gem Diamonds Ltd.[1,3]	690,000	12,033
Rusoro Mining Ltd.[3,4]	6,011,765	8,778
Rusoro Mining Ltd.[3]	1,666,667	2,434
Jaguar Mining Inc.[3,4]	952,500	10,106
Gindalbie Metals Ltd.[1,3]	15,461,579	10,029
FUCHS PETROLUB AG1	91,000	8,637
Northern Iron Ltd.[1,3]	2,775,000	8,429
Nihon Parkerizing Co., Ltd.[1]	565,000	7,581
Oxus Gold PLC[1,3]	18,084,300	7,086
J.K. Cement Ltd.[1]	1,613,029	6,686
Cleveland-Cliffs Inc	55,700	6,674
Caledon Resources PLC[1,3,4]	5,300,000	5,469
Caledon Resources PLC[1,3]	985,000	1,016
Mineral Deposits Ltd.[1,3]	4,731,343	4,325
Mineral Deposits Ltd. (CAD denominated)[1,3]	2,100,000	1,920
Kemira Oyj[1]	382,337	5,855
Banro Corp.[3]	698,000	5,714
Mwana Africa PLC[1,3]	7,000,000	5,696
Anadolu Cam Sanayii AS1	2,712,694	5,390
Katanga Mining Ltd.[3]	322,351	4,895
Gemfields Resources PLC[1,2,3,4]	4,816,000	3,297
Gemfields Resources PLC[1,2,3]	2,000,000	1,369
Samling Global Ltd.[1]	28,860,000	4,077
Polo Resources Ltd.[1,3]	15,340,000	3,425
Mangalam Cement Ltd.[1]	790,000	2,696
Madalena Ventures Inc.[3]	4,265,000	2,657
Gladstone Pacific Nickel Ltd.[1,3]	1,394,000	2,545
Marshalls PLC[1]	475,000	2,420
Uruguay Mineral Exploration Inc.	700,000	1,874
Midwest Corp. Ltd.[1,3]	334,588	1,852
Chaarat Gold Holdings Ltd.[1,3,4]	1,710,000	1,425
Hard Creek Nickel Corp.[3,4]	1,997,100	1,225
Energem Resources Inc.[3]	4,065,000	910
Murchison Metals Ltd.[1,3]	227,027	815
Zoloto Resources Ltd.[3]	1,395,200	815
PT Sumalindo Lestari Jaya, Tbk[1,3]	3,167,500	633
		463,010

HEALTH CARE — 9.50%
Applera Corp., Celera group[3]	1,940,000	28,518
Beckman Coulter, Inc.	357,500	23,077
Volcano Corp.[3]	1,812,498	22,656
ArthroCare Corp.[3]	632,000	21,077
Gerresheimer AG, non-registered shares[1,3]	392,500	19,751
DiaSorin SpA[1,3]	889,600	18,215
Laboratorios Almirall, SA1,3	821,858	16,765
NuVasive, Inc.[3]	402,400	13,887
EGIS NYRT[1]	126,600	13,744
Integra LifeSciences Holdings Corp.[3]	300,000	13,041
Apollo Hospitals Enterprise Ltd.[1]	1,000,000	12,838
Allscripts Healthcare Solutions, Inc.[3]	1,230,000	12,694
Nakanishi Inc.[1]	117,500	12,099
Cochlear Ltd.[1]	228,389	11,473
Sirona Dental Systems, Inc.[3]	390,000	10,518
ABIOMED, Inc.[3]	675,000	8,870
Greatbatch, Inc.[3]	405,200	7,460
Eclipsys Corp.[3]	350,000	6,864
Vital Signs, Inc.	122,599	6,210
Vital Images, Inc.[3]	415,000	6,150
Array BioPharma Inc.[3]	865,000	6,064
American Medical Systems Holdings, Inc.[3]	415,000	5,889
Arpida Ltd.[1,3]	369,967	5,197
Top Glove Corp. Bhd.[1]	3,625,000	4,452
Introgen Therapeutics, Inc.[3]	1,379,153	4,289
Laboratorios Farmacéuticos ROVI, SA1,3	255,000	4,111
Haemonetics Corp.[3]	60,400	3,599
Phase Forward Inc.[3]	200,000	3,416
Ondine Biopharma Corp.[2,3,4]	2,620,000	2,525
Ondine Biopharma Corp. (GBP denominated)[1,2,3,4]	490,000	418
Ondine Biopharma Corp.[2,3]	400,000	385
ICU Medical, Inc.[3]	115,000	3,309
Simcere Pharmaceutical Group (ADR)[3]	300,000	3,138
Invacare Corp.	140,000	3,119
QRxPharma Ltd.[1,3]	3,000,000	2,990
Grifols, SA1	112,400	2,959
AS ONE Corp.[1]	126,500	2,888
Exelixis, Inc.[3]	385,000	2,676
A&D Pharma Holdings NV (GDR)[1]	242,000	2,675
Mentor Corp.	86,800	2,232
WuXi PharmaTech (Cayman) Inc. (ADR)[3]	69,500	1,554
Ipca Laboratories Ltd.[1]	95,000	1,465
Sosei Co. Ltd.[1,3]	1,300	1,148
Arcadia Resources, Inc.[3,4]	1,250,000	1,075
athenahealth, Inc.[3]	10,000	237
		357,717

ENERGY — 7.26%
Oilexco Inc. (GBP denominated)[1,3,4]	1,900,000	24,941
Oilexco Inc. (GBP denominated)[1,3]	1,755,000	23,037
Oilexco Inc.[3,4]	985,000	12,877
Oilexco Inc.[3]	803,900	10,510
OPTI Canada Inc.[3]	2,085,300	35,117
Heritage Oil Corp.[3]	456,300	22,911
Regal Petroleum PLC[1,3]	7,555,500	18,290
Quicksilver Resources Inc.[3]	500,100	18,269
Concho Resources Inc.[3]	643,600	16,502
First Calgary Petroleums Ltd.[3]	3,655,000	10,282
First Calgary Petroleums Ltd. (GBP denominated)[1,3]	760,000	2,028
Core Laboratories NV3	80,000	9,544
Ithaca Energy Inc. (GBP denominated)[1,3,4]	2,121,500	5,548
Ithaca Energy Inc.[3]	1,300,000	3,467
Synenco Energy Inc., Class A3	1,200,000	8,469
Bankers Petroleum Ltd.[3,4]	3,000,000	4,906
Bankers Petroleum Ltd.[3]	2,086,000	3,411
Serica Energy PLC[1,3]	4,667,000	7,593
Southern Pacific Resource Corp.[2,3]	5,950,000	4,692
Alpha Natural Resources, Inc.[3]	94,000	4,083
KNM Group Bhd.[1]	2,400,000	3,995
BowLeven PLC[1,3]	580,926	3,988
Mart Resources, Inc.[3,4]	7,875,625	3,680
GS Holdings Corp.[1]	92,000	3,589
White Nile Ltd.[1,3]	4,780,000	3,225
Coalcorp Mining Inc.[3]	1,285,715	3,091
Timan Oil & Gas PLC[1,3]	5,335,000	3,081
Sound Oil PLC[1,3]	30,000,000	1,191
Bordeaux Energy Inc.[3,4]	3,780,000	828
Caspian Energy Inc.[3]	1,000,000	243
Equator Exploration Ltd.[1,3]	2,000,000	233
		273,621

FINANCIALS — 5.98%
Dolphin Capital Investors Ltd.[1,3]	8,178,820	21,501
Orco Property Group SA1	225,549	20,214
East West Bancorp, Inc.	750,000	13,312
Banco Daycoval SA, preferred nominative	2,085,700	12,995
Central Pattana PCL[1]	11,818,000	10,657
Daegu Bank, Ltd.[1]	790,000	10,624
Dah Sing Financial Holdings Ltd.[1]	1,200,000	7,922
Azimut Holding SpA[1]	760,000	7,905
Hargreaves Lansdown PLC[1]	2,108,000	7,476
Banco Pine SA, preferred nominative	1,200,000	7,251
Pusan Bank[1]	575,000	7,213
Banco Macro SA, Class B (ADR)	282,200	7,154
UnionBank of the Philippines[1]	7,758,200	6,580
Asya Katilim Bankasi AS, Class B1,3	1,014,680	6,377
Hung Poo Real Estate Development Corp.[1]	3,327,890	5,926
Paraná Banco SA, preferred nominative	1,106,280	5,623
TISCO Bank PCL[1,3]	5,990,000	5,609
Jeonbuk Bank[1]	656,435	4,890
Union Bank of India[1]	1,250,000	4,423
S P Setia Bhd.[1]	3,775,500	4,420
Banco Cruzeiro do Sol SA, preferred nominative	977,100	4,213
Airesis SA1,3	2,445,000	3,817
eHealth, Inc.[3]	165,000	3,642
Robinsons Land Corp., Class B1	13,811,700	3,423
Interhyp AG1	42,000	3,209
Gruppo MutuiOnline SpA[1,3]	475,000	3,076
Chimera Investment Corp.	240,600	2,959
TICON Industrial Connection PCL[1]	4,585,000	2,808
United Bankshares, Inc.	105,000	2,798
RAB Capital PLC[1]	2,400,000	2,512
Sumitomo Real Estate Sales Co., Ltd.[1]	70,000	2,384
Farglory Land Development Co., Ltd.[1]	616,000	2,229
Public Service Properties Investments Ltd.[1]	1,222,000	2,207
Pirelli & C. Real Estate S.p.A.[1]	57,500	2,149
Downey Financial Corp.	109,000	2,003
Banco ABC Brasil SA, preferred nominative	364,300	1,997
Cyrela Commercial Properties SA, ordinary nominative[3]	164,000	904
Banco Patagonia SA, Class B (BDR)[3]	29,000	474
IndyMac Bancorp, Inc.	50,000	248
		225,124

UTILITIES — 4.00%
Xinao Gas Holdings Ltd.[1]	32,539,000	58,817
Manila Electric Co.[1,3]	21,037,280	40,690
EDF Energies Nouvelles SA1	283,400	17,381
PNOC Energy Development Corp.[1]	77,650,000	11,061
Glow Energy PCL[1]	8,385,000	8,581
First Philippine Holdings Corp.[1]	8,150,000	8,085
Ratchaburi Electricity Generating Holding PCL[1]	2,850,000	4,205
Electricity Generating PCL[1]	550,000	1,684
		150,504

CONSUMER STAPLES — 2.83%
Bare Escentuals, Inc.[3]	795,000	18,619
Andersons, Inc.	400,000	17,844
Hain Celestial Group, Inc.[3]	450,000	13,275
PT Indofood Sukses Makmur Tbk[1]	45,800,000	11,665
Hite Brewery Co., Ltd.[1]	100,000	11,273
CP ALL PCL[1]	23,580,000	7,819
China Huiyuan Juice Group Ltd.[1,3]	9,466,500	7,110
China Mengniu Dairy Co.[1]	2,108,000	6,197
Universal Robina Corp.[1]	15,765,000	5,347
Crown Confectionery Co., Ltd.[1]	37,988	3,485
Chattem, Inc.[3]	45,000	2,985
Drogasil SA, ordinary nominative	146,100	1,089
		106,708

TELECOMMUNICATION SERVICES — 1.24%
LG Telecom Ltd.[1]	1,750,000	13,878
Time Warner Telecom Inc., Class A3	750,000	11,617
Telemig Celular Participações SA, preferred nominative	163,735	4,694
Telemig Celular Participações SA, preferred nominative (ADR)	80,000	4,533
True Corp. PCL[1,3]	54,000,000	8,814
StarHub Ltd[1]	1,372,250	3,034
		46,570

MISCELLANEOUS — 4.79%
Other common stocks in initial period of acquisition		180,507

Total common stocks (cost: $3,077,142,000)		3,460,266

Rights & warrants — 0.06%

MATERIALS — 0.05%
Rusoro Mining Ltd., warrants, expire 2012[3,4]	4,500,000	1,949
Rusoro Mining Ltd., warrants, expire 2011[1,3]	833,334	46
Rusoro Mining Ltd., warrants, expire 2012[1,3,4]	755,882	12
Madalena Ventures Inc., warrants, expire 2007[1,3]	2,132,500	29
Hard Creek Nickel Corp., warrants, expire 2008[1,3,4]	998,550	6
		2,042

ENERGY — 0.01%
Bordeaux Energy Inc., warrants, expire 2008[3,4]	3,780,000	313

INDUSTRIALS — 0.00%
Goodpack Ltd., warrants, expire 2009[3]	617,500	98

Total rights & warrants (cost: $2,835,000)		2,453

	Principal amount	Market value
Convertible securities — 0.38%	(000)	(000)

ENERGY — 0.25%
First Calgary Petroleums Ltd. 9.00% convertible debenture 2012[1]	7,000	7,263
High Arctic Energy Services Inc. 12.00% convertible debentures 2012[1,4]	$ C2,300	2,239
		9,502

MATERIALS — 0.13%
Caledon Resources PLC 8.50% convertible loan notes 2010[1]	£2,000	4,769

Total convertible securities (cost: $13,395,000)		14,271

Short-term securities — 7.90%

Federal Home Loan Bank 2.14%–2.20% due 4/15–5/16/2008	$54,200	54,119
HSBC USA Inc. 3.73% due 4/22/2008	50,000	49,906
Westpac Banking Corp. 3.725% due 4/17/2008[5]	28,900	28,858
BASF AG 2.88% due 4/16/2008[5]	26,500	26,464
CBA (Delaware) Finance Inc. 2.60% due 4/7/2008	17,300	17,291
Svenska Handelsbanken Inc. 3.76% due 4/17/2008	16,750	16,726
U.S. Treasury Bills 3.15% due 5/1/2008	15,800	15,776
ING (U.S.) Funding LLC 2.80% due 5/14/2008	13,900	13,853
Old Line Funding, LLC 3.03% due 4/1/2008[5]	13,500	13,499
Siemens Capital Co. LLC 2.84% due 4/29/2008[5]	13,100	13,070
Royal Bank of Scotland PLC 2.95% due 5/6/2008	11,500	11,466
Procter & Gamble International Funding S.C.A. 2.45% due 4/17/2008[5]	10,000	9,988
Allied Irish Banks North America Inc. 4.40% due 4/3/2008[5]	7,600	7,598
Alcon Capital Corp. 2.39% due 4/1/2008[5]	7,000	7,000
Société Générale North America, Inc. 4.05% due 4/15/2008	7,000	6,991
KfW 2.20% due 5/8/2008[5]	5,000	4,988

Total short-term securities (cost: $297,538,000)		297,593

Total investment securities (cost: $3,390,910,000)		3,774,583
Other assets less liabilities		(7,542)

Net assets		$3,767,041

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,145,445,000, which represented 56.95% of the net assets of the fund.

[2]	The fund owns 5% or more of the outstanding voting shares of this company. See the table on the next page for additional information.
[3]	Security did not produce income during the last 12 months.
[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

Oilexco Inc. (GBP denominated)	12/15/2005	$6,195	$24,941	.66%
Oilexco Inc.	12/22/2005–3/7/2007	2,762	12,877	.34
Rusoro Mining Ltd.	2/23/2007–10/29/2007	14,709	8,778	.23
Rusoro Mining Ltd., warrants, expire 2012	10/29/2007	1,477	1,949	.05
Rusoro Mining Ltd., warrants, expire 2012	2/23/2007	256	12	.00
Jaguar Mining Inc.	3/22/2006	4,293	10,106	.27
HSW International, Inc.	10/2/2007–12/17/2007	9,076	9,273	.25
African Minerals Ltd.	12/12/2006	5,606	7,185	.19
Ithaca Energy Inc. (GBP denominated)	5/26/2006	3,941	5,548	.15
Caledon Resources PLC	11/20/2006	4,019	5,469	.14
Bankers Petroleum Ltd.	3/8/2005	2,806	4,906	.13
Mart Resources, Inc.	1/16/2007–9/7/2007	3,509	3,680	.10
Gemfields Resources PLC	11/7/2005–12/20/2006	3,781	3,297	.09
Ondine Biopharma Corp.	6/23/2004–10/25/2006	4,110	2,525	.07
Ondine Biopharma Corp. (GBP denominated)	5/18/2005	766	418	.01
High Arctic Energy Services Inc. 12.00%
convertible debentures 2012	11/19/2007	2,370	2,239	.06
Chaarat Gold Holdings Ltd.	10/30/2007	2,121	1,425	.04
Hard Creek Nickel Corp.	5/22/2007	3,436	1,225	.03
Hard Creek Nickel Corp., warrants, expire 2008	5/22/2007	609	6	.00
Bordeaux Energy Inc.	2/6/2007	1,586	828	.02
Bordeaux Energy Inc., warrants, expire 2008	2/6/2007	493	313	.01
Aker Philadelphia Shipyard ASA	12/5/2007	1,161	1,133	.03
Arcadia Resources, Inc.	12/29/2006	2,500	1,075	.03
Mobil Travel Guide, Inc.	12/17/2007	55	55	.00

Total restricted securities		$81,637	$109,263	2.90%

[5]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $148,395,000, which represented 3.94% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended March 31, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliates at 3/31/08 (000)

Jumbo SA	3,436,686	393,399	—	3,830,085	—	$115,336
African Minerals Ltd.	6,905,000	—	—	6,905,000	—	20,005
African Minerals Ltd.	2,480,000	—	—	2,480,000	—	7,185
Rambler Media Ltd.	718,400	91,600	—	810,000	—	20,129
Lonrho PLC	20,224,000	—	—	20,224,000	—	15,049
Allied Gold Ltd.	19,548,500	—	—	19,548,500	—	13,434
Akeena Solar, Inc.	—	1,625,000	—	1,625,000	—	12,496
OSIM International Ltd.	28,920,000	—	—	28,920,000	—	7,377
Southern Pacific Resource Corp.	5,950,000	—	—	5,950,000	—	4,692
Gemfields Resources PLC	4,816,000	—	—	4,816,000	—	3,297
Gemfields Resources PLC	2,000,000	—	—	2,000,000	—	1,369
CallWave, Inc.	1,348,700	—	—	1,348,700	—	3,520
Ondine Biopharma Corp.	2,620,000	—	—	2,620,000	—	2,525
Ondine Biopharma Corp. (GBP denominated)	490,000	—	—	490,000	—	418
Ondine Biopharma Corp.	400,000	—	—	400,000	—	385
					—	$227,217

ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
CAD = Canadian Dollar
GBP = British Pound
GDR = Global Depositary Receipts

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted prices in active markets for identical securities. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 investment securities are valued using significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the fund’s investment securities as of March 31, 2008
(dollars in thousands):

Level 1 — Quoted prices	$1,331,545
Level 2 — Other significant observable inputs	2,426,805	*
Level 3 — Significant unobservable inputs	16,233
Total	$3,774,583

The following table summarizes the fund’s Level 3 investment securities and related transactions during the three months ended March 31, 2008
(dollars in thousands):

Beginning value at 1/1/2008	$7,795
Net sales	(10)
Net realized loss	(615)
Net unrealized appreciation	2,158
Net transfers into Level 3	6,905
Ending value at 3/31/2008	$16,233

Net unrealized appreciation during the period on Level 3 investment securities held at 3/31/2008	$1,533

*Includes certain securities trading primarily outside the U.S. whose value the fund adjusted as a result of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$760,158
Gross unrealized depreciation on investment securities	(435,500)
Net unrealized appreciation on investment securities	324,658
Cost of investment securities for federal income tax purposes	3,449,925

Growth Fund
Investment portfolio

March 31, 2008
 unaudited

Common stocks — 92.96%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 17.91%
Google Inc., Class A1	1,626,000	$716,204
Microsoft Corp.	19,410,000	550,856
Cisco Systems, Inc.[1]	22,779,400	548,756
Nokia Corp. (ADR)	10,200,000	324,666
Nokia Corp.[2]	6,184,000	196,779
Oracle Corp.[1]	14,927,800	291,988
Samsung Electronics Co., Ltd.[2]	410,000	260,617
Yahoo! Inc.[1]	8,950,000	258,923
Fidelity National Information Services, Inc.	6,650,000	253,631
Red Hat, Inc.[1,3]	11,511,000	211,687
International Business Machines Corp.	1,600,000	184,224
Trimble Navigation Ltd.[1]	4,500,000	128,655
Maxim Integrated Products, Inc.	5,845,000	119,179
Paychex, Inc.	3,445,000	118,026
Iron Mountain Inc.[1]	4,150,000	109,726
Linear Technology Corp.	2,895,000	88,848
QUALCOMM Inc.	2,000,000	82,000
Digital River, Inc.[1,3]	2,625,000	81,296
KLA-Tencor Corp.	2,165,000	80,322
THQ Inc.[1]	2,005,000	43,709
Comverse Technology, Inc.[1]	2,827,300	43,540
Visa Inc., Class A1	694,300	43,297
Kyocera Corp.[2]	500,000	42,012
EMC Corp.[1]	2,500,000	35,850
Hon Hai Precision Industry Co., Ltd.[2]	5,643,554	32,403
Texas Instruments Inc.	1,080,000	30,532
Dell Inc.[1]	1,500,000	29,880
Advanced Micro Devices, Inc.[1]	5,000,000	29,450
Nortel Networks Corp.[1]	2,455,000	16,424
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,383,128	14,205
DataPath, Inc.[1,2,3,5]	2,819,968	9,870
Altera Corp.	435,600	8,028
		4,985,583

ENERGY — 15.74%
Schlumberger Ltd.	5,606,900	487,800
Suncor Energy Inc.	3,946,924	381,169
Devon Energy Corp.	3,409,072	355,669
Canadian Natural Resources, Ltd.	4,625,700	316,410
EOG Resources, Inc.	2,215,000	265,800
Tenaris SA (ADR)	5,245,000	261,463
Murphy Oil Corp.	2,698,800	221,679
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	2,130,000	217,494
Transocean Inc.[1]	1,460,261	197,427
Core Laboratories NV1,3	1,197,700	142,886
Baker Hughes Inc.	2,038,500	139,637
Noble Energy, Inc.	1,900,000	138,320
Peabody Energy Corp.	2,653,000	135,303
Petro-Canada	3,005,300	130,826
OPTI Canada Inc.[1]	6,290,200	105,929
Newfield Exploration Co.[1]	1,917,200	101,324
Arch Coal, Inc.	2,000,000	87,000
Quicksilver Resources Inc.[1]	2,240,000	81,827
Denbury Resources Inc.[1]	2,800,000	79,940
BG Group PLC[2]	3,050,000	70,622
OAO Gazprom (ADR)[2]	1,300,000	66,352
Anadarko Petroleum Corp.	1,000,000	63,030
Rosetta Resources Inc.[1,3,5]	2,980,000	58,617
CNX Gas Corp.[1]	1,500,000	48,420
Exxon Mobil Corp.	550,000	46,519
Cameco Corp.	1,000,000	32,940
Apache Corp.	250,000	30,205
Hess Corp.	324,000	28,570
Halliburton Co.	650,000	25,565
Saipem SpA, Class S2	593,700	23,984
Caltex Australia Ltd.[2]	1,484,030	17,686
Patriot Coal Corp.[1]	265,300	12,461
Energy XXI (Bermuda) Ltd.[1,2]	2,390,758	8,965
		4,381,839

CONSUMER DISCRETIONARY — 14.54%
Lowe’s Companies, Inc.	17,326,000	397,458
Kohl’s Corp.[1]	9,060,000	388,583
Johnson Controls, Inc.	10,949,100	370,080
Target Corp.	6,490,000	328,913
Best Buy Co., Inc.	7,920,000	328,363
Chipotle Mexican Grill, Inc., Class B1,3	1,195,200	116,042
Chipotle Mexican Grill, Inc., Class A1,3	920,000	104,356
Garmin Ltd.	3,640,000	196,596
International Game Technology	4,543,505	182,694
News Corp., Class A	9,490,000	177,938
MGM Mirage, Inc.[1]	2,487,133	146,169
Liberty Media Holding Corp., Liberty Interactive, Series A1	8,820,000	142,355
Time Warner Inc.	9,393,000	131,690
CarMax, Inc.[1]	6,280,000	121,958
TomTom NV1,2	2,800,000	115,813
Shaw Communications Inc., Class B, nonvoting	6,000,000	109,080
Penn National Gaming, Inc.[1]	2,100,000	91,833
Starbucks Corp.[1]	4,993,000	87,377
Williams-Sonoma, Inc.	3,460,000	83,870
Fortune Brands Inc.	1,000,000	69,500
lululemon athletica inc.[1]	2,185,000	62,120
Blue Nile, Inc.[1,3]	1,043,000	56,478
Harman International Industries, Inc.	1,245,000	54,207
Magna International Inc., Class A	725,000	52,309
Toyota Motor Corp.[2]	765,000	38,519
Weight Watchers International, Inc.	725,000	33,589
Saks Inc.[1]	2,040,000	25,439
Apollo Group, Inc., Class A1	500,000	21,600
Limited Brands, Inc.	734,890	12,567
		4,047,496

MATERIALS — 8.73%
Barrick Gold Corp.	10,500,000	456,225
Newmont Mining Corp.	9,305,000	421,517
Potash Corp. of Saskatchewan Inc.	2,000,000	310,420
K+S AG2	735,000	240,886
Freeport-McMoRan Copper & Gold Inc.	2,204,500	212,117
Rio Tinto PLC[2]	1,464,233	152,008
Gold Fields Ltd.[2]	10,000,000	139,594
Newcrest Mining Ltd.[2]	3,707,999	113,300
Syngenta AG2	350,000	102,522
USX Corp.	700,000	88,809
CRH PLC[2]	1,758,577	66,862
Minerals Technologies Inc.[3]	1,025,000	64,370
E.I. du Pont de Nemours and Co.	1,000,000	46,760
Georgia Gulf Corp.[3]	2,224,000	15,412
		2,430,802

HEALTH CARE — 8.05%
Roche Holding AG2	2,465,000	464,177
Gilead Sciences, Inc.[1]	6,600,000	340,098
Charles River Laboratories International, Inc.[1]	3,135,000	184,777
Stryker Corp.	2,708,437	176,184
Shire PLC (ADR)	2,700,000	156,492
Endo Pharmaceuticals Holdings Inc.[1]	4,500,000	107,730
Hospira, Inc.[1]	2,400,000	102,648
UnitedHealth Group Inc.	2,695,000	92,600
Boston Scientific Corp.[1]	6,800,000	87,516
Medtronic, Inc.	1,675,000	81,020
C. R. Bard, Inc.	800,000	77,120
Amgen Inc.[1]	1,225,197	51,189
PDL BioPharma, Inc.[1]	4,000,000	42,360
Eli Lilly and Co.	820,000	42,304
Mentor Corp.	1,500,000	38,580
Cardinal Health, Inc.	700,000	36,757
McKesson Corp.	665,000	34,826
Onyx Pharmaceuticals, Inc.[1]	1,000,000	29,030
Aveta, Inc.[1,2,5]	3,918,000	25,075
Forest Laboratories, Inc.[1]	573,200	22,934
Schering-Plough Corp.	1,379,900	19,884
Allergan, Inc.	320,000	18,045
APP Pharmaceuticals, Inc.[1]	667,900	8,068
		2,239,414

FINANCIALS — 7.41%
Berkshire Hathaway Inc., Class A1	4,011	535,067
White Mountains Insurance Group, Ltd.	389,800	187,104
Bank of Ireland[2]	9,096,177	135,451
Zions Bancorporation	2,950,000	134,373
Onex Corp.	4,600,500	134,123
Fannie Mae	4,926,600	129,668
Marsh & McLennan Companies, Inc.	4,963,200	120,854
Wells Fargo & Co.	3,775,000	109,853
Freddie Mac	3,734,200	94,550
Citigroup Inc.	4,184,800	89,638
T. Rowe Price Group, Inc.	1,500,000	75,000
AMP Ltd.[2]	7,860,210	56,572
SunTrust Banks, Inc.	935,000	51,556
American Express Co.	1,000,000	43,720
AFLAC Inc.	650,000	42,218
East West Bancorp, Inc.	2,200,000	39,050
Affiliated Managers Group, Inc.[1]	350,000	31,759
Countrywide Financial Corp.	4,000,000	22,000
PMI Group, Inc.	2,000,000	11,640
Meruelo Maddux Properties, Inc.[1]	3,520,500	8,942
First Community Bancorp	320,000	8,592
		2,061,730

CONSUMER STAPLES — 7.20%
Philip Morris International Inc.[1]	9,895,000	500,489
Coca-Cola Co.	5,295,000	322,307
Altria Group, Inc.	9,895,000	219,669
Bunge Ltd.	2,343,600	203,612
Walgreen Co.	4,395,000	167,406
PepsiCo, Inc.	2,145,000	154,869
Bare Escentuals, Inc.[1,3]	5,850,000	137,007
Wm. Wrigley Jr. Co.	1,027,500	64,568
SYSCO Corp.	2,000,000	58,040
Diageo PLC[2]	2,650,000	53,419
Cosan Ltd., Class A1	3,800,000	46,816
Constellation Brands, Inc., Class A1	2,624,000	46,366
Avon Products, Inc.	775,000	30,643
		2,005,211

INDUSTRIALS — 7.10%
General Electric Co.	7,370,000	272,764
Boeing Co.	3,465,000	257,692
FedEx Corp.	2,080,000	192,754
KBR, Inc.	5,397,130	149,662
Caterpillar Inc.	1,600,000	125,264
Lockheed Martin Corp.	1,150,000	114,195
General Dynamics Corp.	1,300,000	108,381
Roper Industries, Inc.	1,540,000	91,538
Joy Global Inc.	1,400,000	91,224
Northrop Grumman Corp.	1,150,000	89,481
Panalpina Welttransport (Holding) AG2	650,000	79,517
Robert Half International Inc.	2,000,000	51,480
Allied Waste Industries, Inc.[1]	4,500,000	48,645
UAL Corp.[1]	2,000,000	43,060
MSC Industrial Direct Co., Inc., Class A	1,000,000	42,250
Actuant Corp., Class A	1,300,000	39,273
Kingspan Group PLC[2]	2,800,000	37,399
United Parcel Service, Inc., Class B	500,000	36,510
Tyco International Ltd.	649,125	28,594
Grafton Group PLC, units[1,2]	2,800,000	25,782
Continental Airlines, Inc., Class B1	1,250,000	24,038
Raytheon Co.	246,000	15,894
AMR Corp.[1]	1,084,257	9,780
Mitsubishi Heavy Industries, Ltd.[2]	435,000	1,891
		1,977,068

TELECOMMUNICATION SERVICES — 1.56%
Sprint Nextel Corp., Series 1	30,400,000	203,376
Qwest Communications International Inc.	35,000,000	158,550
Telephone and Data Systems, Inc., Special Common Shares	1,190,000	44,387
KDDI Corp.[2]	4,490	27,727
		434,040

UTILITIES — 1.16%
Reliant Energy, Inc.[1]	5,696,500	134,722
Mirant Corp.[1]	1,450,000	52,765
KGen Power Corp.[1,2,3,5]	3,166,128	49,867
Dynegy Inc., Class A1	6,000,000	47,340
NRG Energy, Inc.[1]	1,000,000	38,990
		323,684

MISCELLANEOUS — 3.56%
Other common stocks in initial period of acquisition		991,686

Total common stocks (cost: $22,872,178,000)		25,878,553

Rights & warrants — 0.02%

FINANCIALS — 0.02%
Thornburg Mortgage, Inc., warrants, expire 2015[1,2,5]	5,655,126	5,655

Total rights & warrants (cost: $5,655,000)		5,655

	Principal amount
Bonds, notes & other debt instruments — 0.12%	(000)

FINANCIALS — 0.12%
Thornburg Mortgage Inc. 18.00% 2015[2,4]	$38,571	32,916

Total bonds, notes & other debt instruments (cost: $32,923,000)		32,916

Short-term securities — 6.63%

Fannie Mae 2.02%–4.21% due 4/1–6/6/2008	220,800	220,448
Freddie Mac 2.10%–4.14% due 4/16–7/3/2008	185,200	184,307
Federal Home Loan Bank 1.72%–3.64% due 4/16–7/18/2008	160,200	159,538
JPMorgan Chase & Co. 2.50%–2.92% due 4/18–6/12/2008	70,500	70,160
Park Avenue Receivables Co., LLC 2.55% due 5/20/2008[4]	36,400	36,245
AT&T Inc. 2.73%–2.85% due 4/22–5/22/2008[4]	103,350	103,117
Private Export Funding Corp. 2.83%–4.01% due 4/10–4/30/2008[4]	102,600	102,432
Bank of America Corp. 2.96%–3.735% due 4/14–5/28/2008	102,100	101,752
John Deere Capital Corp. 2.21%-2.85% due 4/14-6/20/2008[4]	88,900	88,667
Johnson & Johnson 2.25%–2.68% due 4/22–6/9/2008[4]	87,656	87,327
Procter & Gamble International Funding S.C.A. 2.10%–2.65% due 4/10–5/8/2008[4]	70,600	70,507
Procter & Gamble Co. 2.10% due 5/8/2008[4]	16,300	16,264
Hewlett-Packard Co. 2.80%–2.82% due 4/10–4/11/2008[4]	77,265	77,199
Walt Disney Co. 2.71%–2.72% due 5/28–5/30/2008	75,000	74,662
Wal-Mart Stores Inc. 2.70%–2.80% due 4/1–4/22/2008[4]	67,700	67,652
Paccar Financial Corp. 2.70%–2.71% due 5/13/2008	67,054	66,830
Caterpillar Financial Services Corp. 2.70% due 4/21/2008	50,000	49,921
General Electric Capital Services, Inc. 2.86% due 5/2/2008	40,100	39,998
Chevron Funding Corp. 2.25%–2.78% due 4/2–5/7/2008	40,000	39,961
Coca-Cola Co. 2.55%–2.72% due 4/9–5/7/2008[4]	30,600	30,554
IBM International Group Capital LLC 2.45% due 4/24/2008[4]	25,000	24,959
U.S. Treasury Bills 2.29%–3.15% due 4/15–5/1/2008	23,650	23,618
Pfizer Inc 2.70% due 4/8/2008[4]	23,000	22,986
Harley-Davidson Funding Corp. 2.80% due 5/6/2008[4]	20,300	20,238
Genentech, Inc. 2.85% due 4/2/2008[4]	20,000	19,997
Yale University 2.40% due 4/3/2008	20,000	19,996
Anheuser-Busch Cos. Inc. 2.05% due 5/12/2008[4]	13,500	13,468
Harvard University 2.68% due 4/9/2008	7,000	6,995
Medtronic Inc. 2.20% due 5/2/2008[4]	5,200	5,190

Total short-term securities (cost: $1,845,132,000)		1,844,988

Total investment securities (cost: $24,755,888,000)		27,762,112
Other assets less liabilities		75,775

Net assets		$27,837,887

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,760,129,000, which represented 9.92% of the net assets of the fund.

[3]	The fund owns 5% or more of the outstanding voting shares of this company. See table on the next page for additional information.
[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, was $819,718,000, which represented 2.94% of the net assets of the fund.

[5]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

Rosetta Resources Inc.	6/28/2005–12/2/2005	$49,745	$58,617	.21%
KGen Power Corp.	12/19/2006	44,326	49,867	.18
Aveta, Inc.	12/21/2005	52,893	25,075	.09
DataPath, Inc.	6/23/2006	31,020	9,870	.04
Thornburg Mortgage, Inc., warrants, expire 2015	3/28/2008	5,655	5,655	.02

Total restricted securities		$183,639	$149,084	.54%

ADR = American Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended March 31, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliates at 3/31/08 (000)

Chipotle Mexican Grill, Inc., Class B	1,195,200	—	—	1,195,200	$—	$116,042
Chipotle Mexican Grill, Inc., Class A	920,000	—	—	920,000	—	104,356
Red Hat, Inc.	11,511,000	—	—	11,511,000	—	211,687
Core Laboratories NV	1,197,700	—	—	1,197,700	—	142,886
Bare Escentuals, Inc.	5,850,000	—	—	5,850,000	—	137,007
Digital River, Inc.	2,430,000	195,000	—	2,625,000	—	81,296
Minerals Technologies Inc.	1,000,000	25,000	—	1,025,000	51	64,370
Rosetta Resources Inc.	2,980,000	—	—	2,980,000	—	58,617
Blue Nile, Inc.	824,000	219,000	—	1,043,000	—	56,478
KGen Power Corp.	3,166,128	—	—	3,166,128	—	49,867
Georgia Gulf Corp.	2,224,000	—	—	2,224,000	178	15,412
DataPath, Inc.	2,819,968	—	—	2,819,968	—	9,870
					$229	$1,047,888

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted prices in active markets for identical securities. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 investment securities are valued using significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the fund’s investment securities as of March 31, 2008
(dollars in thousands):

Level 1 — Quoted prices	$23,156,995
Level 2 — Other significant observable inputs	4,491,604	*
Level 3 — Significant unobservable inputs	113,513
Total	$27,762,112

The following table summarizes the fund’s Level 3 investment securities and related transactions during the three months ended March 31, 2008
(dollars in thousands):

Beginning value at 1/1/2008	$85,603
Net purchases	38,571
Net unrealized depreciation	(791)
Net transfers out of Level 3	(9,870)
Ending value at 3/31/2008	$113,513

Net unrealized depreciation during the period on Level 3 investment securities held at 3/31/2008	$(791)

*Includes certain securities trading primarily outside the U.S. whose value the fund adjusted as a result of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$5,884,308
Gross unrealized depreciation on investment securities	(2,888,057)
Net unrealized appreciation on investment securities	2,996,251
Cost of investment securities for federal income tax purposes	24,765,861

International Fund
Investment portfolio

March 31, 2008
unaudited

Common stocks — 89.76%	Shares	Market value (000)

FINANCIALS — 19.38%
Erste Bank der oesterreichischen Sparkassen AG1	2,622,647	$170,719
UniCredit SpA[1]	21,334,000	142,548
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,165,000	135,886
Mitsubishi Estate Co., Ltd.[1]	4,850,000	118,006
Banco Santander, SA1	5,700,000	113,591
AXA SA1	3,126,611	113,177
Banco Bilbao Vizcaya Argentaria, SA1	4,626,000	101,904
OTP Bank PLC[1]	2,035,000	83,793
Hana Financial Holdings[1]	1,736,092	71,411
Sumitomo Mitsui Financial Group, Inc.[1]	9,285	61,251
Globe Trade Center SA1,2	3,575,000	60,310
AMP Ltd.[1]	8,055,799	57,980
Kookmin Bank[1]	1,031,000	57,931
ORIX Corp.[1]	387,500	52,950
Banco Bradesco SA, preferred nominative	1,871,000	52,144
BNP Paribas SA1	496,000	50,134
Fortis SA/NV1	1,950,000	49,147
Sun Hung Kai Properties Ltd.[1]	3,026,000	47,660
Ayala Land, Inc.[1]	182,465,000	47,465
ICICI Bank Ltd.[1]	2,303,900	44,639
Woori Finance Holdings Co., Ltd.[1]	2,040,000	35,596
Credit Suisse Group[1]	680,000	34,608
Shinhan Financial Group Co., Ltd.[1]	634,670	33,547
Sumitomo Realty & Development Co., Ltd.[1]	1,493,000	26,916
Royal Bank of Scotland Group PLC[1]	3,890,000	26,025
Macquarie Group Ltd.[1]	530,000	25,748
GuangZhou R&F Properties Co., Ltd., Class H1	9,460,000	25,381
Société Générale[1]	238,750	23,342
HSBC Holdings PLC (United Kingdom)[1]	767,460	12,638
HSBC Holdings PLC (Hong Kong)[1]	650,000	10,669
UBS AG1	760,000	22,123
Orco Property Group SA1	213,000	19,089
Commerzbank U.S. Finance, Inc.[1]	600,000	18,781
DnB NOR ASA[1]	1,217,800	18,588
Hypo Real Estate Holding AG1	661,900	17,228
Shui On Land Ltd.[1]	16,000,000	15,131
Admiral Group PLC[1]	787,000	12,519
Türkiye Halk Bankasi AS1,2	2,095,000	11,664
Sampo Oyj, Class A1	390,000	10,571
State Bank of India (GDR)[1]	75,480	6,685
United Overseas Bank Ltd.[1]	131,000	1,830
		2,041,325

HEALTH CARE — 12.72%
Roche Holding AG1	2,314,268	435,794
Novartis AG1	3,250,000	166,674
Novo Nordisk A/S, Class B1	1,817,208	124,443
Merck KGaA[1]	972,655	119,944
Teva Pharmaceutical Industries Ltd. (ADR)	2,150,000	99,308
Zentiva NV1	1,112,000	67,220
Richter Gedeon NYRT[1]	307,000	63,496
Chugai Pharmaceutical Co., Ltd.[1]	3,967,800	44,881
Daiichi Sankyo Co., Ltd.[1]	1,430,000	42,276
EGIS NYRT[1]	389,200	42,252
OJSC Pharmstandard (GDR)[1,2]	1,106,500	26,078
OJSC Pharmstandard (GDR)[1,2,3]	307,300	7,242
Smith & Nephew PLC[1]	2,393,000	31,646
Straumann Holding AG1	90,950	25,973
UCB SA1	552,000	19,211
Shionogi & Co., Ltd.[1]	757,000	12,935
Nobel Biocare Holding AG1	43,393	10,102
		1,339,475

MATERIALS — 9.55%
Bayer AG, non-registered shares[1]	6,138,023	491,751
JSC Uralkali (GDR)[1,2]	2,588,594	106,109
JSC Uralkali (GDR)[1,2,3]	521,427	21,374
Nitto Denko Corp.[1]	2,507,632	107,483
Linde AG1	552,500	78,116
CRH PLC[1]	1,978,397	75,220
JSR Corp.[1]	2,485,600	56,433
Siam Cement PCL[1]	4,020,000	28,025
L’Air Liquide, non-registered shares[1]	158,400	24,185
POSCO[1]	36,900	17,670
		1,006,366

TELECOMMUNICATION SERVICES — 9.40%
MTN Group Ltd.[1]	14,702,800	223,087
Singapore Telecommunications Ltd.[1]	45,300,330	129,626
Koninklijke KPN NV1	6,671,800	112,986
América Móvil, SAB de CV, Series L (ADR)	1,732,500	110,343
Telenor ASA[1,2]	5,545,000	106,724
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	83,725,000	88,458
Philippine Long Distance Telephone Co.[1]	809,800	54,519
Philippine Long Distance Telephone Co. (ADR)	340,000	22,596
Bharti Airtel Ltd.[1,2]	2,493,900	51,713
KDDI Corp.[1]	7,730	47,735
Vodafone Group PLC[1]	6,011,250	17,998
Total Access Communication PCL[1,2]	10,126,400	12,503
Telekom Austria AG, non-registered shares[1]	583,453	12,077
Bayan Telecommunications Corp., Class A1,2,4	43,010	0
Bayan Telecommunications Corp., Class B1,2,4	14,199	0
		990,365

CONSUMER DISCRETIONARY — 8.86%
Industria de Diseno Textil, SA1	3,214,659	178,634
Marks and Spencer Group PLC[1]	14,618,000	112,305
Esprit Holdings Ltd.[1]	6,505,900	77,968
Renault SA1	634,100	70,175
China Dongxiang (Group) Co., Ltd.[1,2]	122,534,000	65,440
Continental AG1	605,000	61,665
Lotte Shopping Co.[1]	199,500	60,355
Burberry Group PLC[1]	6,021,100	53,818
Techtronic Industries Co. Ltd.[1]	39,690,000	39,251
Sony Corp.[1]	790,000	31,573
AB Electrolux, Series B1	1,750,000	28,802
William Hill PLC[1]	3,802,965	28,352
Kingfisher PLC[1]	9,530,000	24,954
JCDecaux SA1	835,000	24,577
Honda Motor Co., Ltd.[1]	691,000	19,787
Carnival PLC[1]	485,000	19,433
OPAP (Greek Organization of Football Prognostics) SA1	429,330	15,362
Kesa Electricals PLC[1]	3,173,300	12,953
Multi Screen Media Private LTD.[1,2,4]	82,217	8,403
		933,807

INFORMATION TECHNOLOGY — 6.09%
Hon Hai Precision Industry Co., Ltd.[1]	19,082,865	109,568
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	27,444,695	57,134
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,888,714	19,397
Samsung Electronics Co., Ltd.[1]	103,544	65,818
Lite-On Technology Corp.[1]	53,475,000	62,360
Murata Manufacturing Co., Ltd.[1]	1,199,300	60,390
Mediatek Incorporation[1]	3,455,760	45,106
Delta Electronics, Inc.[1]	14,377,900	42,615
HOYA Corp.[1]	1,533,600	36,319
Rohm Co., Ltd.[1]	467,500	29,002
Hynix Semiconductor Inc.[1,2]	1,005,000	28,326
Hirose Electric Co., Ltd.[1]	240,900	27,116
AU Optronics Corp.[1]	14,378,243	24,758
Foxconn Technology Co., Ltd.[1]	3,083,950	18,482
Toshiba Corp.[1]	2,280,000	15,279
		641,670

INDUSTRIALS — 5.89%
Samsung Engineering Co., Ltd.[1]	1,455,000	135,352
Siemens AG1	971,000	105,399
Ryanair Holdings PLC (ADR)[2]	3,311,400	93,646
SMC Corp.[1]	740,000	78,228
Kingspan Group PLC[1]	4,133,000	55,204
Toll Holdings Ltd.[1]	5,178,065	47,402
Wolseley PLC[1]	3,043,000	31,959
Fraport AG1	429,900	31,060
Sandvik AB1	1,200,000	20,913
FANUC LTD[1]	130,100	12,580
Mitsui & Co., Ltd.[1]	404,000	8,357
		620,100

CONSUMER STAPLES — 5.92%
Nestlé SA1	504,580	252,271
L’Oréal SA1	1,205,500	153,349
Shinsegae Co., Ltd.[1]	86,000	54,271
Groupe Danone SA1	424,800	38,032
SABMiller PLC[1]	1,626,234	35,620
Wal-Mart de México, SAB de CV, Series V	6,180,240	26,175
Koninklijke Ahold NV1,2	1,308,000	19,412
Tesco PLC[1]	2,263,260	17,094
ITC Ltd.[1]	2,729,460	14,124
InBev[1]	148,100	13,060
		623,408

ENERGY — 3.52%
OAO Gazprom (ADR)[1]	3,181,000	162,358
Reliance Industries Ltd.[1,2]	1,221,000	69,362
Oil & Natural Gas Corp. Ltd.[1]	2,013,000	49,411
ENI SpA[1]	1,250,000	42,619
Royal Dutch Shell PLC, Class A1	522,000	18,019
Royal Dutch Shell PLC, Class B1	482,719	16,246
StatoilHydro ASA[1]	431,100	12,982
		370,997

UTILITIES — 3.47%
E.ON AG1	1,299,500	240,511
Veolia Environnement[1]	1,410,467	98,340
RWE AG1	215,000	26,420
		365,271

MISCELLANEOUS — 4.96%
Other common stocks in initial period of acquisition		521,827

Total common stocks (cost: $8,150,060,000)		9,454,611

	Principal amount
Short-term securities — 9.52%	(000)

Freddie Mac 2.10%–2.65% due 4/28–8/18/2008	$161,967	161,106
BASF AG 2.22%–2.80% due 4/25–6/26/2008[3]	126,880	126,463
Danske Corp. 2.64%–3.74% due 4/15–5/1/2008[3]	105,000	104,816
Svenska Handelsbanken Inc. 2.55%–2.95% due 5/5–6/16/2008	95,800	95,388
Federal Home Loan Bank 2.52%–2.90% due 4/18–7/24/2008	94,500	94,028
Dexia Delaware LLC 2.54% due 4/1/2008	80,800	80,794
Fannie Mae 2.49%–2.80% due 6/25–8/1/2008	68,051	67,649
Westpac Banking Corp. 2.97% due 5/2/2008[3]	52,500	52,358
Nestlé Capital Corp. 2.75% due 5/16/2008[3]	44,000	43,844
American Honda Finance Corp. 2.78% due 4/29/2008	27,100	27,033
AstraZeneca PLC 4.20% due 4/7/2008[3]	25,000	24,985
KfW 2.25% due 5/13/2008[3]	25,000	24,933
BMW U.S. Capital LLC 2.20% due 4/24/2008[3]	21,900	21,868
Electricité de France 2.30% due 5/6/2008[3]	20,800	20,752
Variable Funding Capital Corp. 3.20% due 4/3/2008[3]	19,400	19,395
GlaxoSmithKline Finance PLC 4.56% due 4/28/2008[3]	14,700	14,665
U.S. Treasury Bills 2.285% due 4/15/2008	13,000	12,988
Bank of Ireland 4.60% due 4/1/2008[3]	9,700	9,699

Total short-term securities (cost: $1,002,749,000)		1,002,764

Total investment securities (cost: $9,152,809,000)		10,457,375
Other assets less liabilities		76,376

Net assets		$10,533,751

 “Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $8,827,682,000 which represented 83.80% of the net assets of the fund.

[2]	Security did not produce income during the last 12 months.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $492,394,000, which represented 4.67% of the net assets of the fund.

[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition dates	Cost (000)	Market value (000)	Percent of net assets

Multi Screen Media Private LTD.	9/6/2000–4/18/2002	$32,519	$8,403	.08%
Bayan Telecommunications Corp., Class A	2/11/1998–8/31/1998	104	0	.00
Bayan Telecommunications Corp., Class B	2/11/1998–8/31/1998	34	0	.00

Total restricted securities		$32,657	$8,403	.08%

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted prices in active markets for identical securities. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 investment securities are valued using significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the fund’s investment securities as of March 31, 2008
(dollars in thousands):

Level 1 — Quoted prices	$626,929
Level 2 — Other significant observable inputs	9,822,043	*
Level 3 — Significant unobservable inputs	8,403
Total	$10,457,375

The following table summarizes the fund’s Level 3 investment securities and related transactions during the three months ended March 31, 2008
(dollars in thousands):

Beginning value at 1/1/2008	$8,540
Net unrealized depreciation	(137)
Ending value at 3/31/2008	$8,403

Net unrealized depreciation during the period on Level 3 investment securities held at 3/31/2008	$(137)

*Includes certain securities trading primarily outside the U.S. whose value the fund adjusted as a result of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,901,828
Gross unrealized depreciation on investment securities	(597,262)
Net unrealized appreciation on investment securities	1,304,566
Cost of investment securities for federal income tax purposes	9,152,809

New World Fund
Investment portfolio

March 31, 2008
 unaudited

Common stocks — 79.67%	Shares	Market value (000)

FINANCIALS — 11.62%
Bank Muscat (SAOG) (GDR)[1]	968,837	$20,226
PT Bank Rakyat Indonesia (Persero) Tbk[1]	28,261,150	19,482
Amil Participações SA, ordinary nominative[2]	2,007,410	12,805
Banco Bilbao Vizcaya Argentaria, SA1	555,000	12,226
Piraeus Bank SA1	359,937	11,115
National Bank of Greece SA1	195,700	10,392
Asya Katilim Bankasi AS, Class B1,2	1,600,000	10,056
Banco do Estado do Rio Grande do Sul SA, preferred nominative, Series B	1,868,200	9,816
Unibanco-União de Bancos Brasileiros SA, units (GDR)	75,000	8,748
Grupo Financiero Banorte, SAB de CV, Series O	1,800,000	7,806
Bancolombia SA (ADR)	210,000	7,447
Industrial and Commercial Bank of China Ltd., Class H1	10,550,000	7,338
Bumiputra-Commerce Holdings Bhd.[1]	2,316,600	7,242
ICICI Bank Ltd.[1]	302,174	5,855
ICICI Bank Ltd. (ADR)	30,500	1,165
Housing Development Finance Corp. Ltd.[1]	113,600	6,789
Itaúsa — Investimentos Itaú SA, preferred nominative	1,092,735	6,428
Krung Thai Bank PCL[1]	19,756,000	6,392
Brascan Residential Properties SA, ordinary nominative	1,260,300	6,226
Türkiye Is Bankasi AS, Class C1	1,550,000	5,761
Bank Pekao SA1	60,000	5,331
Public Bank Bhd.[1]	1,500,000	5,126
Banco Santander, SA1	255,000	5,082
Banco Itaú Holding Financeira SA, preferred nominative	187,600	4,287
Kotak Mahindra Bank Ltd.[1]	259,943	4,092
FirstRand Ltd.[1]	2,026,500	4,000
Erste Bank der oesterreichischen Sparkassen AG1	58,424	3,803
Bank Hapoalim BM1	830,000	3,215
Bank of the Philippine Islands[1]	2,213,539	2,838
Allied Irish Banks, PLC[1]	115,000	2,465
Orco Property Group SA1	25,200	2,258
JSC Sistema-Hals (GDR)[1,2]	225,875	1,618
JSC Sistema-Hals (GDR)[1,2,3]	63,253	453
Türkiye Garanti Bankasi AS1	385,000	1,738
Citigroup Inc.	42,000	900
China Construction Bank Corp., Class H1	500	—
		230,521

CONSUMER STAPLES — 10.94%
Tesco PLC[1]	3,683,418	27,819
IOI Corp. Bhd.[1]	12,003,250	26,784
Nestlé SA1	31,500	15,749
Wal-Mart de México, SAB de CV, Series V (ADR)[1]	278,000	11,620
Wal-Mart de México, SAB de CV, Series V	705,000	2,986
Fomento Económico Mexicano, SAB de CV (ADR)	341,900	14,285
Coca-Cola Co.	207,000	12,600
Alliance Global Group, Inc.[1,2]	125,000,000	11,768
SABMiller PLC[1]	493,000	10,798
PepsiCo, Inc.	120,000	8,664
Avon Products, Inc.	210,200	8,311
Grupo Nacional de Chocolates SA	935,000	7,460
China Yurun Food Group Ltd.[1]	5,019,000	6,375
Migros Türk TAS[1]	429,926	6,337
X5 Retail Group NV (GDR)[1,2,3]	198,800	5,864
Olam International Ltd.[1]	3,411,000	5,374
Cia. de Bebidas das Américas — AmBev, preferred nominative (ADR)	60,000	4,533
Cia. de Bebidas das Américas — AmBev, ordinary nominative (ADR)	12,000	785
Unilever NV, depository receipts[1]	154,500	5,193
Poslovni sistem Mercator, dd1	11,274	5,182
Groupe Danone SA1	50,000	4,476
Bunge Ltd.	50,000	4,344
Procter & Gamble Co.	55,000	3,854
Diageo PLC[1]	190,000	3,830
Kimberly-Clark de México, SAB de CV, Class A	480,000	2,130
		217,121

INDUSTRIALS — 10.91%
Murray & Roberts Holdings Ltd.[1]	1,942,000	22,876
Chiyoda Corp.[1]	2,415,000	22,270
Suzlon Energy Ltd.[1,2]	3,221,400	21,312
Schneider Electric SA1	142,050	18,381
Enka Insaat ve Sanayi AS1	1,452,500	17,928
Boart Longyear Ltd.[1]	8,450,000	14,178
Wienerberger AG1	259,000	13,833
STX Engine Co., Ltd.[1]	237,510	11,065
ABB Ltd[1]	352,000	9,480
Container Corp. of India Ltd.[1]	189,900	8,196
Siemens AG1	74,000	8,033
Caterpillar Inc.	93,500	7,320
United Technologies Corp.	100,000	6,882
FedEx Corp.	50,000	4,634
Embraer — Empresa Brasileira de Aeronáutica SA, ordinary nominative (ADR)	105,000	4,149
Italian-Thai Development PCL[1,2]	15,221,100	3,856
General Electric Co.	100,000	3,701
Hyundai Engineering & Construction Co., Ltd.[1]	38,000	3,309
Bidvest Group Ltd.[1,2]	225,000	3,108
GS Engineering & Construction Corp.[1]	20,700	3,041
Daelim Industrial Co., Ltd.[1]	21,484	2,753
Asahi Glass Co., Ltd.[1]	226,000	2,504
Daewoo Engineering & Construction Co., Ltd.[1]	93,504	2,044
Doosan Heavy Industries and Construction Co., Ltd.[1]	13,000	1,745
		216,598

CONSUMER DISCRETIONARY — 8.40%
Toyota Motor Corp.[1]	414,100	20,850
Kuoni Reisen Holding AG, Class B1	31,150	17,294
GOME Electrical Appliances Holding Ltd.[1]	6,440,000	14,786
Honda Motor Co., Ltd.[1]	435,000	12,456
Central European Media Enterprises Ltd., Class A2	141,600	12,069
Desarrolladora Homex, SA de CV (ADR)[2]	160,000	9,288
Melco PBL Entertainment (Macau) Ltd. (ADR)[2]	760,000	8,649
Nitori Co., Ltd.[1]	138,000	7,857
Grupo Clarín SA, Class B (GDR)[1,2,3]	511,200	6,396
Grupo Clarín SA, Class B (GDR)[1,2]	106,100	1,327
Swatch Group Ltd[1]	80,000	4,108
Swatch Group Ltd, non-registered shares[1]	10,450	2,793
Yue Yuen Industrial (Holdings) Ltd.[1]	2,160,000	6,766
C C Land Holdings Ltd.[1]	5,669,000	5,488
Grupo Televisa, SAB, ordinary participation certificates (ADR)	215,000	5,212
TVN SA1	500,000	5,164
Gafisa SA, ordinary nominative[2]	300,000	4,970
Truworths International Ltd.[1]	1,282,000	4,034
Keihin Corp.[1]	240,000	3,479
Li & Fung Ltd.[1]	886,600	3,317
Hyundai Motor Co.[1]	40,000	3,193
Las Vegas Sands Corp.[2]	40,000	2,946
Stockmann Oyj, Class B1	48,000	2,276
Agora SA1	107,100	2,048
		166,766

ENERGY — 8.08%
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	247,600	25,282
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	106,000	8,977
OAO Gazprom (ADR)[1]	417,500	21,309
Saipem SpA, Class S1	466,000	18,825
Oil & Natural Gas Corp. Ltd.[1]	719,453	17,660
Tenaris SA (ADR)	238,000	11,864
Oil and Gas Development Co. Ltd.[1]	4,530,000	9,694
Eurasia Drilling Co. Ltd. (GDR)[1,2,3]	254,800	5,850
Eurasia Drilling Co. Ltd. (GDR)[1,2]	49,500	1,137
TOTAL SA1	60,000	4,463
TOTAL SA (ADR)	32,500	2,405
Noble Energy, Inc.	70,000	5,096
OAO TMK (GDR)[1,3]	142,826	4,641
Reliance Industries Ltd.[1,2]	80,000	4,545
Chevron Corp.	45,000	3,841
Nexen Inc.	127,488	3,780
Cameco Corp.	100,000	3,294
Sterling Energy PLC[1,2]	19,010,000	3,018
Baker Hughes Inc.	40,000	2,740
Smith International, Inc.	30,000	1,927
		160,348

INFORMATION TECHNOLOGY — 7.34%
Nokia Corp.[1]	578,600	18,411
Nokia Corp. (ADR)	538,700	17,147
High Tech Computer Corp.[1]	790,000	17,793
Samsung Electronics Co., Ltd.[1]	27,100	17,226
Google Inc., Class A2	35,000	15,417
Hon Hai Precision Industry Co., Ltd.[1]	2,325,249	13,351
Acer Inc.[1]	4,362,960	7,830
Kingboard Chemical Holdings Ltd.[1]	1,859,000	6,628
Cisco Systems, Inc.[2]	251,300	6,054
Euronet Worldwide, Inc.[2,4]	250,000	4,815
Euronet Worldwide, Inc.[2]	62,000	1,194
Redecard SA, ordinary nominative	347,100	5,786
HOYA Corp.[1]	234,400	5,551
Venture Corp. Ltd.[1]	440,000	3,390
Comverse Technology, Inc.[2]	162,000	2,495
NetEase.com, Inc. (ADR)[2]	120,000	2,305
MoneyGram International, Inc.	135,000	251
Kingboard Laminates Holdings Ltd.[1]	84,500	50
		145,694

TELECOMMUNICATION SERVICES — 6.69%
Vodafone Group PLC[1]	7,965,000	23,847
Cellcom Israel Ltd.	724,714	22,778
Telekomunikacja Polska SA1	2,030,000	20,193
América Móvil, SAB de CV, Series L (ADR)	310,000	19,744
Partner Communications Co. Ltd.[1]	721,500	16,090
Partner Communications Co. Ltd. (ADR)	10,000	224
China Unicom Ltd.[1]	5,038,000	10,682
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	5,440,000	5,747
Telefónica, SA1	161,000	4,627
Telekom Austria AG, non-registered shares[1]	220,000	4,554
TIM Participações SA, ordinary nominative	825,000	3,421
HT — Hrvatske telekomunikacije dd (GDR)[1,2,3]	13,471	923
		132,830

MATERIALS — 6.44%
JSC Uralkali (GDR)[1,2]	702,141	28,782
JSC Uralkali (GDR)[1,2,3]	197,033	8,077
Votorantim Celulose e Papel SA, preferred nominative (ADR)	820,000	23,378
Israel Chemicals Ltd.[1]	715,000	10,004
Freeport-McMoRan Copper & Gold Inc.	97,500	9,381
Cia. Vale do Rio Doce, Class A, preferred nominative	252,000	7,310
Cía. Vale do Rio Doce, Class A, preferred nominative (ADR)	42,000	1,224
BHP Billiton PLC[1]	242,664	7,197
Sigma-Aldrich Corp.	110,000	6,561
Mondi PLC[1]	650,450	5,394
Aracruz Celulose SA, Class B, preferred nominative (ADR)	78,000	5,324
Holcim Ltd.[1]	31,500	3,308
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[2]	118,809	3,103
OAO Severstal (GDR)[1]	114,900	2,599
Harmony Gold Mining Co. Ltd.[1,2]	200,000	2,384
ACC Ltd.[1]	105,000	2,169
AngloGold Ashanti Ltd.[1]	49,500	1,675
Mondi Ltd.[1]	3,500	30
		127,900

HEALTH CARE — 3.65%
Krka, dd, Novo mesto[1]	168,640	24,771
Novo Nordisk A/S, Class B1	350,320	23,990
Cochlear Ltd.[1]	198,000	9,946
Zentiva NV1	119,000	7,194
Teva Pharmaceutical Industries Ltd. (ADR)	110,000	5,081
Richter Gedeon NYRT[1]	7,400	1,530
		72,512

UTILITIES — 1.55%
AES Corp.[2]	600,000	10,002
CLP Holdings Ltd.[1]	887,000	7,324
Cheung Kong Infrastructure Holdings Ltd.[1]	1,245,000	5,015
NTPC Ltd.[1]	910,000	4,492
Veolia Environnement[1]	55,125	3,843
		30,676

MISCELLANEOUS — 4.05%
Other common stocks in initial period of acquisition		80,339

Total common stocks (cost: $1,208,237,000)		1,581,305

	Principal amount
Bonds, notes & other debt instruments — 6.52%	(000)

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 6.02%
Brazil (Federal Republic of) Global 9.25% 2010	$2,200	2,500
Brazilian Treasury Bill 6.00% 2010[1,5]	BRL6,604	3,650
Brazilian Treasury Bill 6.00% 2011[1,5]	841	459
Brazil (Federal Republic of) 10.00% 2014[1]	4,600	2,295
Brazilian Treasury Bill 6.00% 2015[1,5]	3,957	2,075
Brazil (Federal Republic of) Global 12.50% 2016	1,500	924
Brazil (Federal Republic of) 10.00% 2017[1]	8,500	4,055
Brazil (Federal Republic of) Global 8.00% 2018[6]	$2,434	2,732
Brazil (Federal Republic of) Global 8.875% 2019	1,000	1,237
Brazil (Federal Republic of) Global 8.875% 2024	100	124
Brazil (Federal Republic of) Global 10.125% 2027	1,425	1,963
Brazil (Federal Republic of) Global 11.00% 2040	4,375	5,864
Brazilian Treasury Bill 6.00% 2045[1,5]	BRL3,297	1,680
United Mexican States Government Global 5.077% 2009[7]	$1,250	1,253
United Mexican States Government Global 10.375% 2009	397	424
United Mexican States Government Global 9.875% 2010	4,125	4,610
United Mexican States Government Global 6.375% 2013	3,875	4,266
United Mexican States Government, Series MI10, 8.00% 2013	MXN 7,671	742
United Mexican States Government, Series MI10, 9.50% 2014	25,500	2,665
United Mexican States Government, Series M10, 8.00% 2015	20,000	1,944
Turkey (Republic of) Treasury Bill 0% 2008[1]	TRY1,230	882
Turkey (Republic of) 14.00% 2011[1]	6,900	4,682
Turkey (Republic of) 10.00% 2012[1,5]	3,251	2,403
Turkey (Republic of) 16.00% 2012[1]	2,000	1,400
Turkey (Republic of) 7.25% 2015	$500	529
Turkey (Republic of) 7.00% 2016	2,000	2,040
Colombia (Republic of) Global 11.75% 2010	COP6,000,000	3,349
Colombia (Republic of) Global 10.00% 2012	$2,100	2,501
Colombia (Republic of) Global 10.75% 2013	1,360	1,688
Colombia (Republic of) Global 8.25% 2014	400	466
Colombia (Republic of) Global 12.00% 2015	COP2,780,000	1,595
Colombia (Republic of) Global 11.75% 2020	$315	466
Colombia (Republic of) Global 8.125% 2024	500	584
Colombia (Republic of) Global 7.375% 2037	474	510
Philippines (Republic of) 8.375% 2009	1,665	1,748
Philippines (Republic of) 8.25% 2014	1,000	1,150
Philippines (Republic of) 9.875% 2019	2,200	2,821
Philippines (Republic of) 7.75% 2031	2,735	3,066
Argentina (Republic of) 1.933% 2012[1,6,7]	2,000	1,060
Argentina (Republic of) 2.00% 2014[1,5,6]	ARS1,380	307
Argentina (Republic of) 5.83% 2033[1,5,6,8]	22,988	4,815
Argentina (Republic of) GDP-Linked 2035	43,865	1,385
Argentina (Republic of) 0.63% 2038[1,5,6]	14,026	1,114
Russian Federation 8.25% 2010[6]	$3,200	3,391
Russian Federation 8.25% 2010[3,6]	251	266
Russian Federation 7.50% 2030[3,6]	3,355	3,873
Russian Federation 7.50% 2030[6]	739	853
Peru (Republic of) 8.375% 2016	4,453	5,326
Peru (Republic of) 7.35% 2025	500	565
Peru (Republic of) 6.55% 2037	782	810
Panama (Republic of) Global 9.625% 2011	219	251
Panama (Republic of) Global 9.375% 2012	790	928
Panama (Republic of) Global 7.125% 2026	890	966
Panama (Republic of) Global 8.875% 2027	300	384
Panama (Republic of) Global 9.375% 2029	450	594
Panama (Republic of) Global 6.70% 2036[6]	1,824	1,865
Malaysian Government 3.756% 2011	MYR10,300	3,252
Malaysian Government 3.833% 2011	3,700	1,172
Egypt (Arab Republic of) Treasury Bill 0% 2008[1]	EGP3,100	565
Egypt (Arab Republic of) 9.35% 2010[1]	1,435	267
Egypt (Arab Republic of) 8.60% 2011[1]	4,560	830
Egypt (Arab Republic of) 8.75% 2012[1]	5,000	936
Egypt (Arab Republic of) 11.625% 2014[1]	2,679	539
Dominican Republic 9.50% 2011[6]	$269	283
Dominican Republic 9.04% 2018[6]	437	467
Dominican Republic 8.625% 2027[3,6]	2,150	2,322
Polish Government 5.25% 2013	PLN3,550	1,538
South Africa (Republic of), Series 197, 5.50% 2023[1,5]	ZAR5,094	909
Venezuela (Republic of) Global 8.50% 2014	$55	51
Venezuela (Republic of) Global 9.25% 2027	170	162
		119,388

MATERIALS — 0.17%
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	975	1,031
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	395	420
C10 Capital (SPV) Ltd. 6.722% (undated)[3,7]	1,150	1,066
Vale Overseas Ltd. 6.25% 2017	800	799
		3,316

ENERGY — 0.12%
Pemex Project Funding Master Trust 6.625% 2035	1,800	1,865
Gaz Capital SA 6.51% 2022[3]	600	536
		2,401

UTILITIES — 0.11%
AES Panamá, SA 6.35% 2016[3]	1,100	1,101
Enersis SA 7.375% 2014	650	718
AES Gener SA 7.50% 2014	400	425
		2,244

FINANCIALS — 0.04%
Kazkommerts International BV 8.00% 2015	1,000	796

TELECOMMUNICATION SERVICES — 0.04%
Orascom Telecom 7.875% 2014[3]	850	793

INDUSTRIALS — 0.02%
TFM, SA de CV 9.375% 2012	400	415

Total bonds, notes & other debt instruments (cost: $121,125,000)		129,353

Short-term securities — 14.37%

Freddie Mac 2.675%–3.60% due 4/7–6/13/2008	54,457	54,366
Société Générale North America, Inc. 3.86%–4.45% due 4/10–4/17/2008	30,100	30,063
General Electric Capital Corp. 2.50% due 4/1/2008	29,500	29,498
Westpac Banking Corp. 4.36% due 4/8/2008[3]	29,400	29,380
AstraZeneca PLC 3.05% due 8/5/2008[3]	23,000	22,780
Danske Corp. 2.75% due 4/4/2008[3]	20,000	19,994
Siemens Capital Co. LLC 2.10%–2.82% due 5/29/2008[3]	16,000	15,929
Fannie Mae 1.86%–2.56% due 6/25–9/17/2008	16,000	15,838
BASF AG 2.78% due 5/1/2008[3]	14,100	14,063
UBS Finance (Delaware) LLC 2.65% due 4/30/2008	13,100	13,071
Federal Home Loan Bank 2.155%–3.64% due 4/16–6/4/2008	10,400	10,369
Variable Funding Capital Corp. 3.20% due 4/3/2008[3]	8,200	8,198
Bank of Scotland PLC 4.20% due 4/10/2008	8,000	7,993
U.S. Treasury Bills 2.285% due 4/15/2008	6,900	6,893
Nestlé Capital Corp. 2.75% due 5/16/2008[3]	6,700	6,676

Total short-term securities (cost: $285,079,000)		285,111

Total investment securities (cost: $1,614,441,000)		1,995,769
Other assets less liabilities		(11,058)

Net assets		$1,984,711

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $1,145,937,000, which represented 57.74% of the net assets of the fund.

[2]	Security did not produce income during the last 12 months.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $159,181,000, which represented 8.02% of the net assets of the fund.

[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 3/8/2007 at a cost of $6,250,000) may be subject to legal or contractual restrictions on resale.

[5]	Index-linked bond whose principal amount moves with a government retail price index.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Coupon rate may change periodically.
[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted prices in active markets for identical securities. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 investment securities are valued using significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the fund’s investment securities as of March 31, 2008
(dollars in thousands):

Level 1 — Quoted prices	$470,291
Level 2 — Other significant observable inputs	1,525,478	*
Level 3 — Significant unobservable inputs	—
Total	$1,995,769

*Includes certain securities trading primarily outside the U.S. whose value the fund adjusted as a result of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$454,534
Gross unrealized depreciation on investment securities	(81,800)
Net unrealized appreciation on investment securities	372,734
Cost of investment securities for federal income tax purposes	1,623,035

Blue Chip Income and Growth Fund
Investment portfolio

March 31, 2008
                                                                                                                                        unaudited

Common stocks — 91.49%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 19.20%
Hewlett-Packard Co.	3,700,000	$168,942
Microsoft Corp.	4,830,000	137,075
International Business Machines Corp.	1,000,000	115,140
Nokia Corp. (ADR)	2,675,000	85,145
Oracle Corp.[1]	3,600,000	70,416
Cisco Systems, Inc.[1]	1,650,000	39,749
Intel Corp.	1,800,000	38,124
Texas Instruments Inc.	882,116	24,937
Yahoo! Inc.[1]	600,000	17,358
Linear Technology Corp.	550,000	16,880
SAP AG (ADR)	328,276	16,273
Automatic Data Processing, Inc.	250,000	10,598
QUALCOMM Inc.	200,000	8,200
Maxim Integrated Products, Inc.	400,000	8,156
Tyco Electronics Ltd.	175,000	6,006
Motorola, Inc.	520,000	4,836
Analog Devices, Inc.	70,000	2,066
		769,901

FINANCIALS — 15.05%
Bank of America Corp.	3,584,200	135,877
Citigroup Inc.	6,210,000	133,018
American International Group, Inc.	1,840,000	79,580
JPMorgan Chase & Co.	1,800,000	77,310
Fannie Mae	2,500,800	65,821
Capital One Financial Corp.	875,000	43,067
Freddie Mac	1,169,100	29,602
HSBC Holdings PLC (ADR)	225,000	18,518
Bank of New York Mellon Corp.	300,000	12,519
Wachovia Corp.	200,000	5,400
Washington Mutual, Inc.	250,000	2,575
		603,287

HEALTH CARE — 12.87%
Aetna Inc.	2,500,000	105,225
UnitedHealth Group Inc.	1,900,000	65,284
Eli Lilly and Co.	1,125,000	58,039
Abbott Laboratories	1,000,000	55,150
Cardinal Health, Inc.	810,000	42,533
Amgen Inc.[1]	975,000	40,735
Pfizer Inc	1,900,000	39,767
AstraZeneca PLC (ADR)	975,000	37,040
Medtronic, Inc.	550,000	26,603
Bristol-Myers Squibb Co.	1,125,000	23,963
Merck & Co., Inc.	370,000	14,042
Covidien Ltd.	175,000	7,744
		516,125

INDUSTRIALS — 12.34%
General Electric Co.	4,900,000	181,349
United Parcel Service, Inc., Class B	750,000	54,765
United Technologies Corp.	760,000	52,303
Norfolk Southern Corp.	592,800	32,201
Illinois Tool Works Inc.	650,000	31,349
Ingersoll-Rand Co. Ltd., Class A	600,000	26,748
Rockwell Automation	450,000	25,839
Emerson Electric Co.	500,000	25,730
Avery Dennison Corp.	350,000	17,238
Waste Management, Inc.	500,000	16,780
Southwest Airlines Co.	1,000,000	12,400
Pitney Bowes Inc.	300,000	10,506
Tyco International Ltd.	175,000	7,709
		494,917

CONSUMER DISCRETIONARY — 10.55%
Lowe’s Companies, Inc.	7,040,000	161,498
Target Corp.	1,100,000	55,748
Harley-Davidson, Inc.	860,000	32,250
Leggett & Platt, Inc.	2,000,000	30,500
Carnival Corp., units	650,000	26,312
Mattel, Inc.	1,200,000	23,880
Kohl’s Corp.[1]	550,000	23,589
Royal Caribbean Cruises Ltd.	500,000	16,450
Fortune Brands Inc.	185,000	12,858
Time Warner Inc.	900,000	12,618
Comcast Corp., Class A	600,000	11,604
Home Depot, Inc.	300,000	8,391
Whirlpool Corp.	85,700	7,437
		423,135

CONSUMER STAPLES — 9.00%
Wal-Mart Stores, Inc.	2,300,000	121,164
Walgreen Co.	2,055,000	78,275
PepsiCo, Inc.	650,000	46,930
Kimberly-Clark Corp.	555,000	35,825
Kellogg Co.	592,000	31,115
ConAgra Foods, Inc.	1,200,000	28,740
General Mills, Inc.	250,000	14,970
H.J. Heinz Co.	80,000	3,758
		360,777

ENERGY — 6.78%
Schlumberger Ltd.	1,490,000	129,630
Royal Dutch Shell PLC, Class A (ADR)	800,000	55,184
EOG Resources, Inc.	200,000	24,000
ConocoPhillips	300,000	22,863
Exxon Mobil Corp.	200,000	16,916
Marathon Oil Corp.	332,700	15,171
Halliburton Co.	130,000	5,113
Spectra Energy Corp	130,000	2,957
		271,834

TELECOMMUNICATION SERVICES — 3.40%
AT&T Inc.	2,581,250	98,862
Embarq Corp.	390,000	15,639
Sprint Nextel Corp., Series 1	1,350,000	9,031
Verizon Communications Inc.	200,000	7,290
Qwest Communications International Inc.	1,250,000	5,663
		136,485

UTILITIES — 0.91%
FPL Group, Inc.	400,000	25,096
Xcel Energy Inc.	250,000	4,988
Duke Energy Corp.	260,000	4,641
FirstEnergy Corp.	25,901	1,777
		36,502

MATERIALS — 0.62%
Air Products and Chemicals, Inc.	200,000	18,400
USX Corp.	50,000	6,343
		24,743

MISCELLANEOUS — 0.77%
Other common stocks in initial period of acquisition		30,782

Total common stocks (cost: $3,612,152,000)		3,668,488

Convertible securities — 0.33%

FINANCIALS — 0.07%
Citigroup Inc., Series D, 7.00%, noncumulative convertible preferred[2,3]	60,000	2,849

MISCELLANEOUS — 0.26%
Other convertible securities in initial period of acquisition		10,463

Total convertible securities (cost: $15,489,000)		13,312

	Principal amount
Short-term securities — 8.12%	(000)

Coca-Cola Co. 2.13%–2.72% due 4/9–5/28/2008[4]	$32,600	32,540
Procter & Gamble International Funding S.C.A. 2.07%–2.65% due 4/11–5/28/2008[4]	31,400	31,360
NetJets Inc. 2.00% due 4/24/2008[4]	28,200	28,162
Chevron Funding Corp. 2.53% due 4/25/2008	25,000	24,956
Federal Home Loan Bank 2.11%–2.221% due 5/14–6/6/2008	23,600	23,523
3M Co. 2.15% due 4/30/2008	22,600	22,560
Medtronic Inc. 2.20% due 5/5/2008[4]	20,000	19,957
E.I. duPont de Nemours and Co. 2.22% due 4/23/2008[4]	16,600	16,576
Yale University 2.40% due 4/3/2008	16,000	15,997
Harley-Davidson Funding Corp. 2.05%–2.80% due 4/7–5/19/2008[4]	14,700	14,668
Anheuser-Busch Cos. Inc. 2.05% due 5/12/2008[4]	13,700	13,667
USAA Capital Corp. 2.76% due 5/15/2008	11,400	11,360
Illinois Tool Works Inc. 2.20% due 4/25/2008	10,025	10,010
Brown-Forman Corp. 2.25% due 5/19/2008[4]	10,000	9,969
Paccar Financial Corp. 4.10% due 4/4/2008	9,550	9,547
Harvard University 2.68% due 4/9/2008	9,000	8,994
Freddie Mac 2.13%–2.30% due 5/30–7/3/2008	8,300	8,263
Eaton Corp. 2.40% due 5/19/2008[4]	8,000	7,974
AT&T Inc. 2.72% due 4/11/2008[4]	7,515	7,509
Pfizer Inc 2.70% due 4/8/2008[4]	5,900	5,896
U.S. Treasury Bills 2.29% due 4/17/2008	2,300	2,298

Total short-term securities (cost: $325,785,000)		325,786

Total investment securities (cost: $3,953,426,000)		4,007,586
Other assets less liabilities		2,258

Net assets		$4,009,844

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]
Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 1/15/2008 at a cost of $3,000,000) may be subject to legal or contractual restrictions on resale.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,849,000, which represented .07% of the net assets of the fund.
[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $188,278,000, which represented 4.70% of the net assets of the fund.

ADR = American Depositary Receipts

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted prices in active markets for identical securities. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 investment securities are valued using significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the fund’s investment securities as of March 31, 2008
(dollars in thousands):

Level 1 — Quoted prices	$3,678,951
Level 2 — Other significant observable inputs	328,635
Level 3 — Significant unobservable inputs	—
Total	$4,007,586

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$563,071
Gross unrealized depreciation on investment securities	(510,977)
Net unrealized appreciation on investment securities	52,094
Cost of investment securities for federal income tax purposes	3,955,492

Global Growth and Income Fund
Investment portfolio

March 31, 2008
 unaudited
Common stocks — 71.96%	Shares	Market value (000)

FINANCIALS — 13.64%
Citigroup Inc.	1,400,000	$29,988
Sumitomo Mitsui Financial Group, Inc.[1]	4,000	26,387
Mitsubishi UFJ Financial Group, Inc.[1]	3,000,000	26,089
AEON Credit Service (Asia) Co. Ltd.[1]	1,400,000	18,794
Berkshire Hathaway Inc., Class B2	3,720	16,639
Korea Exchange Bank[1]	1,025,000	13,750
Industrial and Commercial Bank of China Ltd., Class H1	18,910,000	13,152
Grupo Financiero Banorte, SAB de CV, Series O	2,665,000	11,558
National Bank of Greece SA1	185,000	9,824
Onex Corp.	335,000	9,767
Mizuho Financial Group, Inc.[1]	2,500	9,206
BOC Hong Kong (Holdings) Ltd.[1]	3,510,000	8,441
AEON Mall Co., Ltd.[1]	300,000	8,420
Allco Commercial REIT[1]	13,999,800	8,357
CapitaMall Trust, units[1]	3,300,000	8,350
Macquarie International Infrastructure Fund Ltd.[1]	14,000,000	8,145
Fairfax Financial Holdings Ltd.	27,000	7,856
AXA SA1	213,222	7,718
SLM Corp.[2]	492,600	7,561
National City Corp.	693,986	6,905
Saizen Real Estate Investment Trust[1,2]	12,274,000	6,680
People’s United Financial, Inc.	385,000	6,664
Bank of America Corp.	165,000	6,255
Westfield Group[1]	370,000	6,040
ING Groep NV, depository receipts[1]	160,000	5,983
Urban Corp.[1]	1,000,000	4,273
Countrywide Financial Corp.	530,000	2,915
Cambridge Industrial Trust[1]	3,998,000	1,785
iStar Financial, Inc.	110,000	1,543
Fannie Mae	50,000	1,316
		300,361

INFORMATION TECHNOLOGY — 12.14%
Microsoft Corp.	2,760,000	78,329
International Business Machines Corp.	325,000	37,420
Google Inc., Class A2	60,000	26,428
Yahoo! Inc.[2]	667,000	19,296
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1,610,103	16,536
Trend Micro Inc.[1]	329,000	13,077
High Tech Computer Corp.[1]	552,500	12,444
Nokia Corp.[1]	353,400	11,245
EMC Corp.[2]	747,000	10,712
STMicroelectronics NV1	1,000,000	10,641
Cisco Systems, Inc.[2]	400,000	9,636
Lite-On Technology Corp.[1]	6,000,749	6,998
Hynix Semiconductor Inc.[1,2]	180,000	5,073
Tyco Electronics Ltd.	100,000	3,432
Hon Hai Precision Industry Co., Ltd.[1]	491,280	2,821
Advanced Micro Devices, Inc.[2]	350,000	2,062
Quanta Computer Inc.[1]	902,996	1,248
		267,398

MATERIALS — 11.61%
Yamana Gold Inc.	4,000,000	58,639
Newmont Mining Corp.	800,000	36,240
MeadWestvaco Corp.	1,150,000	31,303
Barrick Gold Corp.	650,000	28,242
Evraz Group SA (GDR)[1]	220,000	18,984
Impala Platinum Holdings Ltd.[1]	410,000	15,765
Bayer AG, non-registered shares[1]	166,000	13,299
Anglo American PLC[1]	220,575	13,075
Formosa Plastics Corp.[1]	3,452,000	10,458
Mondi PLC[1]	877,125	7,274
Sterlite Industries (India) Ltd.[1,2]	400,000	7,182
Gold Fields Ltd.[1]	500,000	6,980
Nitto Denko Corp.[1]	100,000	4,286
UPM-Kymmene Oyj[1]	218,200	3,876
Mondi Ltd.[1]	13,250	112
		255,715

TELECOMMUNICATION SERVICES — 8.42%
Vodafone Group PLC[1]	12,412,000	37,161
Vodafone Group PLC (ADR)	100,000	2,951
AT&T Inc.	1,000,000	38,300
Telekomunikacja Polska SA1	3,415,000	33,970
Koninklijke KPN NV1	1,000,000	16,935
Chunghwa Telecom Co., Ltd. (ADR)	625,000	16,262
Verizon Communications Inc.	400,000	14,580
Hutchison Telecommunications International Ltd.[1]	9,000,000	12,878
Telecom Italia SpA[1]	1,979,100	4,142
Telecom Italia SpA, nonvoting[1]	1,592,300	2,644
France Télécom SA1	110,700	3,723
Far EasTone Telecommunications Co., Ltd.[1]	1,060,913	1,819
		185,365

INDUSTRIALS — 7.92%
Schneider Electric SA1	218,000	28,208
General Electric Co.	600,000	22,206
ALSTOM SA1	100,000	21,728
Nippon Express Co., Ltd.[1]	3,000,000	17,267
European Aeronautic Defence and Space Co. EADS NV1	700,000	16,620
Deutsche Lufthansa AG1	450,000	12,181
Enka Insaat ve Sanayi AS1	875,000	10,800
Asciano Ltd., units[1]	2,884,000	10,582
Ryanair Holdings PLC (ADR)[2]	313,000	8,852
Outotec Oyj[1]	165,000	8,790
Rickmers Maritime[1]	9,750,000	7,233
Toll Holdings Ltd.[1]	600,000	5,493
Tyco International Ltd.	100,000	4,405
		174,365

CONSUMER DISCRETIONARY — 7.68%
Saks Inc.[2]	1,200,000	14,964
Macquarie Communications Infrastructure Group[1,3]	2,000,000	7,701
Macquarie Communications Infrastructure Group[1]	1,554,291	5,985
McDonald’s Corp.	200,000	11,154
ProSiebenSAT.1 Media AG, nonvoting preferred[1]	500,000	10,810
SEGA SAMMY HOLDINGS INC.[1]	1,000,000	10,603
Lowe’s Companies, Inc.	450,000	10,323
Toyota Motor Corp.[1]	192,000	9,667
Fiat SpA[1]	375,000	8,656
Kohl’s Corp.[2]	200,000	8,578
Virgin Media Inc.[2]	600,000	8,442
News Corp., Class A	425,000	7,969
NOK Corp.[1]	358,300	7,398
Carphone Warehouse Group PLC[1]	1,250,000	7,068
Honda Motor Co., Ltd.[1]	231,000	6,615
Yue Yuen Industrial (Holdings) Ltd.[1]	2,000,000	6,266
Bosideng International Holdings Ltd.[1,2]	29,238,000	5,481
Ford Motor Co.[2]	880,000	5,034
General Motors Corp.	205,000	3,905
Target Corp.	76,500	3,877
Haseko Corp.[1]	1,605,000	2,419
Time Warner Inc.	150,000	2,103
Industria de Diseno Textil, SA1	35,150	1,953
Pioneer Corp.[1]	133,000	1,324
Yamaha Corp.[1]	40,000	774
		169,069

HEALTH CARE — 3.32%
UCB SA1	500,000	17,402
Roche Holding AG1	75,850	14,283
Elan Corp., PLC (ADR)[2]	540,000	11,264
Novo Nordisk A/S, Class B1	140,000	9,587
Merck & Co., Inc.	210,000	7,970
UnitedHealth Group Inc.	200,000	6,872
Schering-Plough Corp.	400,000	5,764
		73,142

ENERGY — 3.00%
OAO Gazprom (ADR)[1]	350,000	17,864
Oil and Gas Development Co. Ltd.[1]	8,206,000	17,560
Saipem SpA, Class S1	392,000	15,836
Chevron Corp.	75,000	6,402
OAO TMK (GDR)[1]	86,500	2,811
OAO TMK (GDR)[1,4]	54,359	1,766
Royal Dutch Shell PLC, Class A (ADR)	55,000	3,794
		66,033

CONSUMER STAPLES — 2.63%
Shoppers Drug Mart Corp.	306,500	15,497
Diageo PLC[1]	600,000	12,095
Seven & I Holdings Co., Ltd.[1]	250,000	6,349
C&C Group PLC[1]	1,000,000	6,236
Tesco PLC[1]	805,000	6,080
Coca-Cola Co.	50,000	3,043
AEON CO., LTD.[1]	230,000	2,779
Philip Morris International Inc.[2]	50,000	2,529
SABMiller PLC[1]	100,000	2,190
Altria Group, Inc.	50,000	1,110
		57,908

UTILITIES — 1.60%
SUEZ SA1	200,000	13,143
E.ON AG1	57,000	10,550
AES Corp.[2]	535,700	8,930
Hongkong Electric Holdings Ltd.[1]	200,000	1,274
CLP Holdings Ltd.[1]	150,000	1,239
		35,136

Total common stocks (cost: $1,657,360,000)		1,584,492

Preferred stocks — 0.14%

FINANCIALS — 0.14%
Bank of America Corp., Series K, 8.00% noncumulative[5]	3,000,000	3,009

Total preferred stocks (cost: $3,000,000)		3,009

Convertible securities — 0.24%	Principal amount

FINANCIALS — 0.24%
Countrywide Financial Corp., Series A, 0.7575% convertible debentures 2037[4,5]	$6,000,000	5,340

Total convertible securities (cost: $5,316,000)		5,340

	Principal amount
Bonds, notes & other debt instruments — 1.41%	(000)

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.74%
Brazil (Federal Republic of) 10.00% 2014[1]	BRL 9,200	4,590
Brazil (Federal Republic of) 10.00% 2017[1]	16,500	7,871
CoBank ACB 3.40% 2022[4,5]	$5,050	3,859
		16,320

TELECOMMUNICATION SERVICES — 0.57%
Sprint Nextel Corp. 3.071% 2010[5]	2,000	1,707
Sprint Capital Corp. 6.90% 2019	8,840	6,974
Sprint Capital Corp. 8.75% 2032	4,520	3,828
		12,509

CONSUMER STAPLES — 0.10%
Spectrum Brands, Inc., Term Loan B, 7.096% 2013[5,6,7]	2,404	2,159
Spectrum Brands, Inc., Term Loan, Letter of Credit, 7.119% 2013[5,6,7]	125	112
		2,271

Total bonds, notes & other debt instruments (cost: $31,232,000)		31,100

	Principal amount	Market value
Short-term securities — 25.88%	(000)	(000)

Freddie Mac 2.65%–3.60% due 4/21–6/13/2008	$55,725	$55,584
BASF AG 2.75%–3.32% due 4/4–5/2/2008[4]	53,300	53,180
Fannie Mae 1.86%–2.56% due 6/25–9/17/2008	52,400	51,941
AstraZeneca PLC 2.92%–3.05% due 8/22–8/26/2008[4]	43,800	43,321
U.S. Treasury Bills 1.34%–2.285% due 4/15–9/4/2008	38,900	38,786
Société Générale North America, Inc. 3.86%–4.45% due 4/10–4/17/2008	37,300	37,257
Federal Home Loan Bank 2.55%–3.64% due 4/16–5/9/2008	30,400	30,346
Electricité de France 2.30% due 5/6/2008[4]	29,200	29,133
Nestlé Capital Corp. 2.745%–2.75% due 5/16–6/3/2008[4]	27,200	27,089
General Electric Capital Corp. 2.50% due 4/1/2008	25,000	24,998
Bank of Scotland PLC 4.20% due 4/10–4/11/2008	21,400	21,381
Private Export Funding Corp. 2.65%–2.88% due 5/5–6/6/2008[4]	21,000	20,919
Dexia Delaware LLC 2.67% due 5/28/2008	20,600	20,511
Eksportfinans ASA 2.80% due 5/14/2008[4]	18,000	17,939
BMW U.S. Capital LLC 2.20% due 4/28–5/5/2008[4]	17,900	17,866
ANZ National (International) Ltd. 4.33% due 4/4/2008[4]	16,800	16,794
Caterpillar Financial Services Corp. 2.00% due 4/25/2008	16,200	16,177
Bank of Ireland 4.33% due 4/9/2008[4]	13,500	13,490
ING (U.S.) Funding LLC 2.65% due 4/4/2008	13,200	13,196
Swedish Export Credit Corp. 3.05% due 5/5/2008	11,000	10,968
Johnson & Johnson 2.70% due 4/24/2008[4]	8,848	8,832

Total short-term securities (cost: $569,658,000)		569,708

Total investment securities (cost: $2,266,566,000)		2,193,649
Other assets less liabilities		8,109

Net assets		$2,201,758
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $872,631,000, which represented 39.63% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 4/23/2007 at a cost of $10,154,000) may be subject to legal or contractual restrictions on resale.

[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $259,528,000, which represented 11.79% of the net assets of the fund.

[5]	Coupon rate may change periodically.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,271,000, which represented .10% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted prices in active markets for identical securities. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 investment securities are valued using significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the fund’s investment securities as of March 31, 2008
(dollars in thousands):

Level 1 — Quoted prices	$724,322
Level 2 — Other significant observable inputs	1,469,327	*
Level 3 — Significant unobservable inputs	—
Total	$2,193,649

*Includes certain securities trading primarily outside the U.S. whose value the fund adjusted as a result of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$127,926
Gross unrealized depreciation on investment securities	(202,212)
Net unrealized depreciation on investment securities	(74,286)
Cost of investment securities for federal income tax purposes	2,267,935

Growth-Income Fund
Investment portfolio

March 31, 2008
 unaudited

Common stocks — 89.77%	Shares	Market value (000)

INFORMATION TECHNOLOGY — 20.75%
Oracle Corp.[1]	29,305,000	$573,206
Microsoft Corp.	19,705,000	559,228
Cisco Systems, Inc.[1]	17,940,000	432,175
Intel Corp.	18,400,000	389,712
International Business Machines Corp.	3,150,000	362,691
Hewlett-Packard Co.	7,800,000	356,148
Yahoo! Inc.[1]	10,560,000	305,501
Google Inc., Class A1	572,600	252,213
SAP AG2	3,970,274	197,299
SAP AG (ADR)	960,000	47,587
Flextronics International Ltd.[1]	25,335,336	237,899
Nokia Corp.[2]	6,080,000	193,469
Nokia Corp. (ADR)	930,000	29,602
Visa Inc., Class A1	2,862,700	178,518
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	71,082,875	147,979
Linear Technology Corp.	3,500,000	107,415
Xilinx, Inc.	4,000,000	95,000
Texas Instruments Inc.	3,100,000	87,637
Seagate Technology	3,900,000	81,666
Motorola, Inc.	8,612,500	80,096
Symantec Corp.[1]	4,600,000	76,452
Automatic Data Processing, Inc.	1,709,200	72,453
MEMC Electronic Materials, Inc.[1]	986,800	69,964
Maxim Integrated Products, Inc.	3,389,000	69,102
Samsung Electronics Co., Ltd.[2]	100,000	63,565
HOYA Corp.[2]	2,550,000	60,389
EMC Corp.[1]	3,975,000	57,001
Lexmark International, Inc., Class A1	1,800,000	55,296
Analog Devices, Inc.	1,750,000	51,660
Dell Inc.[1]	2,400,000	47,808
Telefonaktiebolaget LM Ericsson, Class B2	20,000,000	39,345
KLA-Tencor Corp.	1,000,000	37,100
Microchip Technology Inc.	820,000	26,839
Tyco Electronics Ltd.	578,750	19,863
Micron Technology, Inc.[1]	2,368,000	14,130
Advanced Micro Devices, Inc.[1]	2,000,000	11,780
Western Union Co.	400,000	8,508
Sanmina-SCI Corp.[1]	1,750,000	2,835
		5,499,131

FINANCIALS — 11.60%
Bank of America Corp.	13,455,000	510,079
American International Group, Inc.	10,050,000	434,662
Citigroup Inc.	19,145,000	410,086
Fannie Mae	10,853,500	285,664
HSBC Holdings PLC (Hong Kong)[2]	5,600,000	91,917
HSBC Holdings PLC (ADR)	1,086,050	89,382
JPMorgan Chase & Co.	4,147,900	178,152
Capital One Financial Corp.	3,350,000	164,887
SLM Corp.[1]	9,757,000	149,770
State Street Corp.	1,600,000	126,400
Bank of New York Mellon Corp.	2,663,405	111,144
Genworth Financial, Inc., Class A	4,800,000	108,672
Freddie Mac	3,666,450	92,835
Banco Santander, SA2	3,750,000	74,731
Countrywide Financial Corp.	13,000,000	71,500
XL Capital Ltd., Class A	1,380,000	40,779
Marsh & McLennan Companies, Inc.	1,455,000	35,429
Allstate Corp.	635,000	30,518
Wells Fargo & Co.	920,000	26,772
Washington Mutual, Inc.	2,440,550	25,138
MGIC Investment Corp.	1,055,000	11,109
Dev Property Development PLC[1,2]	3,208,300	4,584
		3,074,210

HEALTH CARE — 10.63%
Roche Holding AG2	1,532,460	288,573
Aetna Inc.	5,900,000	248,331
Abbott Laboratories	4,325,000	238,524
Cardinal Health, Inc.	4,450,000	233,670
Medtronic, Inc.	4,000,000	193,480
Amgen Inc.[1]	4,168,900	174,177
Merck & Co., Inc.	3,500,000	132,825
St. Jude Medical, Inc.[1]	2,860,000	123,523
CIGNA Corp.	3,000,000	121,710
Genentech, Inc.[1]	1,410,000	114,464
Bristol-Myers Squibb Co.	5,310,000	113,103
Biogen Idec Inc.[1]	1,800,000	111,042
UnitedHealth Group Inc.	3,210,000	110,296
Eli Lilly and Co.	1,850,000	95,442
Medco Health Solutions, Inc.[1]	1,800,000	78,822
Millennium Pharmaceuticals, Inc.[1]	5,000,000	77,300
Pfizer Inc	3,460,000	72,418
Schering-Plough Corp.	4,427,300	63,797
Covidien Ltd.	1,178,750	52,160
Novo Nordisk A/S, Class B2	693,312	47,478
WellPoint, Inc.[1]	1,000,000	44,130
Boston Scientific Corp.[1]	2,768,324	35,628
AstraZeneca PLC (ADR)	678,400	25,772
AstraZeneca PLC (Sweden)[2]	242,000	9,077
Johnson & Johnson	200,000	12,974
		2,818,716

CONSUMER DISCRETIONARY — 9.99%
Lowe’s Companies, Inc.	17,710,000	406,267
Target Corp.	5,760,700	291,952
Time Warner Inc.	18,450,000	258,669
News Corp., Class A	9,515,200	178,410
Best Buy Co., Inc.	4,009,700	166,242
Magna International Inc., Class A	1,728,400	124,704
Carnival PLC[2]	3,000,000	120,204
D.R. Horton, Inc.	6,950,000	109,463
Carnival Corp., units	2,624,200	106,228
Walt Disney Co.	3,000,000	94,140
Vivendi SA2	2,300,000	89,994
Mattel, Inc.	4,400,000	87,560
Royal Caribbean Cruises Ltd.	2,470,000	81,263
Harley-Davidson, Inc.	1,950,000	73,125
Kohl’s Corp.[1]	1,700,000	72,913
Time Warner Cable Inc., Class A1	2,825,000	70,569
VF Corp.	800,000	62,008
XM Satellite Radio Holdings Inc., Class A1	5,100,000	59,262
Gentex Corp.	3,000,000	51,450
Comcast Corp., Class A	2,400,000	46,416
Toyota Motor Corp.[2]	600,000	30,211
Ross Stores, Inc.	1,000,000	29,960
SEGA SAMMY HOLDINGS INC.[2]	1,880,000	19,934
Home Depot, Inc.	600,000	16,782
		2,647,726

INDUSTRIALS — 9.87%
General Electric Co.	16,050,000	594,010
United Technologies Corp.	4,075,000	280,442
United Parcel Service, Inc., Class B	3,800,000	277,476
Avery Dennison Corp.	3,955,000	194,784
Norfolk Southern Corp.	3,399,300	184,650
General Dynamics Corp.	2,100,000	175,077
Southwest Airlines Co.	10,945,000	135,718
3M Co.	1,700,000	134,555
FANUC LTD[2]	1,000,000	96,697
Tyco International Ltd.	2,156,325	94,986
Ingersoll-Rand Co. Ltd., Class A	1,900,000	84,702
Rockwell Automation	1,400,000	80,388
Waste Management, Inc.	2,150,000	72,154
Emerson Electric Co.	1,400,000	72,044
Pitney Bowes Inc.	1,552,200	54,358
Lockheed Martin Corp.	400,000	39,720
Allied Waste Industries, Inc.[1]	2,536,800	27,423
Union Pacific Corp.	126,700	15,886
		2,615,070

ENERGY — 8.14%
Schlumberger Ltd.	5,825,000	506,775
Halliburton Co.	6,030,000	237,160
Chevron Corp.	2,563,200	218,795
Royal Dutch Shell PLC, Class A (ADR)	2,000,000	137,960
Royal Dutch Shell PLC, Class B (ADR)	840,391	56,626
Royal Dutch Shell PLC, Class B2	139,816	4,706
Marathon Oil Corp.	4,125,000	188,100
Baker Hughes Inc.	2,565,000	175,702
ConocoPhillips	2,225,000	169,567
Devon Energy Corp.	1,340,000	139,802
EOG Resources, Inc.	700,000	84,000
ENI SpA[2]	2,250,000	76,714
BP PLC[2]	7,500,000	75,930
Exxon Mobil Corp.	550,000	46,519
Smith International, Inc.	500,000	32,115
Spectra Energy Corp	332,500	7,564
		2,158,035

CONSUMER STAPLES — 7.50%
PepsiCo, Inc.	5,050,000	364,610
Molson Coors Brewing Co., Class B	4,430,000	232,885
Avon Products, Inc.	4,802,400	189,887
Philip Morris International Inc.[1]	2,825,400	142,909
Wal-Mart Stores, Inc.	2,420,000	127,486
Walgreen Co.	3,318,800	126,413
Nestlé SA2	230,000	114,991
Wm. Wrigley Jr. Co.	1,800,000	113,112
L’Oréal SA2	780,000	99,222
Kraft Foods Inc., Class A	3,025,000	93,805
Archer Daniels Midland Co.	2,175,000	89,523
Kellogg Co.	1,378,300	72,444
Sara Lee Corp.	5,000,000	69,900
Altria Group, Inc.	2,725,000	60,495
ConAgra Foods, Inc.	1,800,000	43,110
Groupe Danone SA2	325,000	29,097
Kimberly-Clark Corp.	280,000	18,074
		1,987,963

MATERIALS — 4.02%
Air Products and Chemicals, Inc.	2,660,000	244,720
USX Corp.	1,225,000	155,416
Monsanto Co.	876,300	97,707
Mosaic Co.[1]	757,531	77,723
SSAB Svenskt Stål AB, Class A2	2,650,000	74,725
International Paper Co.	1,950,000	53,040
Syngenta AG2	175,000	51,261
Newmont Mining Corp.	1,125,000	50,962
Dow Chemical Co.	1,350,000	49,748
Weyerhaeuser Co.	750,000	48,780
Sealed Air Corp.	1,756,699	44,357
Potash Corp. of Saskatchewan Inc.	285,000	44,235
Cleveland-Cliffs Inc	325,000	38,941
JSC Uralkali (GDR)[1,2]	503,300	20,631
JSC Uralkali (GDR)[1,2,3]	138,400	5,673
MeadWestvaco Corp.	258,200	7,028
		1,064,947

TELECOMMUNICATION SERVICES — 2.28%
Telephone and Data Systems, Inc.	3,100,700	121,764
Telephone and Data Systems, Inc., Special Common Shares	2,300,900	85,824
Sprint Nextel Corp., Series 1	22,095,000	147,815
Qwest Communications International Inc.	25,710,200	116,467
AT&T Inc.	2,000,000	76,600
Verizon Communications Inc.	1,500,000	54,675
Embarq Corp.	57,500	2,306
		605,451

UTILITIES — 1.66%
Exelon Corp.	2,160,765	175,605
Dominion Resources, Inc.	2,500,000	102,100
Public Service Enterprise Group Inc.	1,600,000	64,304
FirstEnergy Corp.	650,000	44,603
FPL Group, Inc.	600,000	37,644
Duke Energy Corp.	665,000	11,870
American Electric Power Co., Inc.	67,900	2,827
		438,953

MISCELLANEOUS — 3.33%
Other common stocks in initial period of acquisition		882,665

Total common stocks (cost: $22,050,422,000)		23,792,867

	Shares or
Convertible securities — 0.44%	principal amount

FINANCIALS — 0.32%
Citigroup Inc., Series D, 7.00%, noncumulative convertible preferred[2,4]	1,777,000	84,372

CONSUMER DISCRETIONARY — 0.08%
Ford Motor Co. 4.25% convertible notes 2036	$25,000,000	21,562

MISCELLANEOUS — 0.04%
Other convertible securities in initial period of acquisition		11,928

Total convertible securities (cost: $133,138,000)		117,862

	Principal amount
Bonds, notes & other debt instruments — 0.05%	(000)

CONSUMER DISCRETIONARY — 0.05%
XM Satellite Radio Inc. and XM Satellite Radio Holdings Inc. 9.75% 2014	13,300	12,901

Total bonds, notes & other debt instruments (cost: $12,621,000)		12,901

Short-term securities — 9.63%

Federal Home Loan Bank 1.72%–4.15% due 4/16–9/17/2008	486,100	483,890
Freddie Mac 2.10%–4.16% due 4/16–7/3/2008	226,300	225,688
Fannie Mae 3.62%–4.21% due 4/1–4/9/2008	150,000	149,921
Coca-Cola Co. 2.30%–2.72% due 4/9–5/23/2008[3]	144,100	143,630
Private Export Funding Corp. 2.20%–4.19% due 4/3–7/9/2008[3]	135,100	134,618
Wal-Mart Stores Inc. 2.32%–2.80% due 4/1–5/6/2008[3]	126,500	126,352
U.S. Treasury Bills 2.40%–3.305% due 4/15–6/19/2008	124,100	123,887
Variable Funding Capital Corp. 2.875%–2.95% due 4/21–5/1/2008[3]	110,554	110,322
AT&T Inc. 2.60%–2.85% due 4/9–5/22/2008[3]	109,400	109,157
Johnson & Johnson 2.25%–2.66% due 4/11–6/9/2008[3]	108,600	108,258
Procter & Gamble International Funding S.C.A. 2.07%–2.10% due 5/6–5/28/2008[3]	82,150	81,953
Procter & Gamble Co. 2.10% due 5/08/2008[3]	23,650	23,598
Paccar Financial Corp. 2.49%–4.15% due 4/3–6/13/2008	82,700	82,585
Union Bank of California, N.A. 4.38% due 4/9/2008	77,200	77,224
3M Co. 2.05% due 5/20/2008	58,400	58,234
Hewlett-Packard Co. 2.80% due 4/10/2008[3]	56,000	55,956
JPMorgan Chase & Co. 2.95% due 5/27/2008	40,400	40,228
Park Avenue Receivables Co., LLC 2.85% due 5/12/2008[3]	13,300	13,256
Walt Disney Co. 2.72% due 5/19–5/28/2008	50,000	49,802
Honeywell International Inc. 2.26% due 6/23/2008[3]	50,000	49,680
PepsiCo Inc. 2.54% due 4/10/2008[3]	40,000	39,972
Bank of America Corp. 3.025%–3.735% due 4/14–4/24/2008	34,100	34,051
NetJets Inc. 2.50%–2.82% due 4/4–5/2/2008[3]	30,000	29,981
IBM Capital Inc. 2.20% due 6/18/2008[3]	30,000	29,819
Chevron Funding Corp. 2.78% due 4/2/2008	25,000	24,996
John Deere Capital Corp. 2.21% due 6/20/2008[3]	25,000	24,846
Brown-Forman Corp. 2.15% due 6/24/2008[3]	25,000	24,838
Harley-Davidson Funding Corp. 2.00% due 5/22/2008[3]	23,000	22,913
USAA Capital Corp. 2.76% due 5/15/2008	16,700	16,642
Medtronic Inc. 2.20% due 5/2–5/5/2008[3]	15,600	15,569
Pfizer Inc 2.70% due 4/8/2008[3]	14,900	14,891
Estée Lauder Companies Inc. 2.25%–2.40% due 4/14–5/21/2008[3]	13,300	13,268
Anheuser-Busch Cos. Inc. 2.05% due 5/12/2008[3]	11,400	11,373

Total short-term securities (cost: $2,551,421,000)		2,551,398

Total investment securities (cost: $24,747,602,000)		26,475,028
Other assets less liabilities		29,161

Net assets		$26,504,189

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,329,982,000, which represented 8.79% of the net assets of the fund.

[3]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,189,923,000, which represented 4.49% of the net assets of the fund.

[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 1/15/2008 at a cost of $88,850,000) may be subject to legal or contractual restrictions on resale.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted prices in active markets for identical securities. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 investment securities are valued using significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the fund’s investment securities as of March 31, 2008
(dollars in thousands):

Level 1 – Quoted prices	$21,559,185
Level 2 – Other significant observable inputs	4,915,843	*
Level 3 – Significant unobservable inputs	—
Total	$26,475,028

*Includes certain securities trading primarily outside the U.S. whose value the fund adjusted as a result of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4,422,693
Gross unrealized depreciation on investment securities	(2,716,928)
Net unrealized appreciation on investment securities	1,705,765
Cost of investment securities for federal income tax purposes	24,769,263

Asset Allocation Fund
Investment portfolio

March 31, 2008
unaudited

Common stocks — 65.03%	Shares	Market value (000)

ENERGY — 11.33%
Suncor Energy Inc.	1,971,809	$190,424
Schlumberger Ltd.	2,159,800	187,903
Chevron Corp.	1,584,328	135,238
Petro-Canada	2,150,000	93,593
Smith International, Inc.	1,000,000	64,230
Rosetta Resources Inc.[1,2,3]	2,970,000	58,420
Marathon Oil Corp.	1,200,000	54,720
Arch Coal, Inc.	1,000,000	43,500
Cameco Corp.	1,015,600	33,455
Pioneer Natural Resources Co.	580,000	28,490
Baker Hughes Inc.	400,000	27,400
CONSOL Energy Inc.	395,000	27,330
Occidental Petroleum Corp.	250,000	18,292
EOG Resources, Inc.	150,000	18,000
Murphy Oil Corp.	200,000	16,428
Energy XXI (Bermuda) Ltd.[1,4]	1,108,618	4,157
CNX Gas Corp.[1,5]	125,000	4,035
		1,005,615

HEALTH CARE — 9.14%
Medtronic, Inc.	2,250,000	108,832
Johnson & Johnson	1,500,000	97,305
Wyeth	2,100,000	87,696
Abbott Laboratories	1,400,000	77,210
Amgen Inc.[1]	1,800,000	75,204
United Therapeutics Corp.[1]	750,000	65,025
Eli Lilly and Co.	1,200,000	61,908
Endo Pharmaceuticals Holdings Inc.[1]	2,500,000	59,850
Boston Scientific Corp.[1]	4,000,000	51,480
Roche Holding AG4	271,780	51,178
Bristol-Myers Squibb Co.	2,000,000	42,600
Shire PLC (ADR)	500,000	28,980
Schering-Plough Corp.	300,900	4,336
		811,604

INFORMATION TECHNOLOGY — 8.69%
Nokia Corp. (ADR)	3,287,400	104,638
International Business Machines Corp.	900,000	103,626
Yahoo! Inc.[1]	3,500,000	101,255
Microsoft Corp.	3,050,000	86,559
Cisco Systems, Inc.[1]	3,000,000	72,270
Hewlett-Packard Co.	1,500,000	68,490
Oracle Corp.[1]	3,000,000	58,680
Intel Corp.	2,500,000	52,950
Avnet, Inc.[1]	1,400,000	45,822
Kyocera Corp.[4]	380,000	31,930
Paychex, Inc.	700,000	23,982
Google Inc., Class A1	20,000	8,809
Nortel Networks Corp.[1]	1,200,000	8,028
DataPath, Inc.[1,3,4]	1,189,763	4,164
		771,203

FINANCIALS — 7.06%
Fannie Mae	5,388,800	141,833
JPMorgan Chase & Co.	1,500,000	64,425
Bank of America Corp.	1,600,000	60,656
Wells Fargo & Co.	2,000,000	58,200
Bank of New York Mellon Corp.	1,200,000	50,076
Allied Irish Banks, PLC[4]	1,815,000	38,906
AMP Ltd.[4]	4,925,210	35,448
Freddie Mac	1,250,300	31,658
T. Rowe Price Group, Inc.	600,000	30,000
Citigroup Inc.	1,200,000	25,704
Marshall & Ilsley Corp.	999,999	23,200
Berkshire Hathaway Inc., Class A1	160	21,344
Affiliated Managers Group, Inc.[1]	220,000	19,963
Marsh & McLennan Companies, Inc.	700,000	17,045
XL Capital Ltd., Class A	280,400	8,286
		626,744

INDUSTRIALS — 6.02%
Boeing Co.	1,750,000	130,148
Deere & Co.	1,200,000	96,528
General Electric Co.	2,250,000	83,273
Raytheon Co.	1,040,000	67,194
Mitsubishi Corp.[4]	2,000,000	61,575
AirAsia Bhd.[1,4]	53,665,000	23,047
UAL Corp.	1,002,469	21,583
ITT Corp.	400,000	20,724
Grafton Group PLC, units[4]	1,760,000	16,206
AMR Corp.[1]	1,000,000	9,020
DigitalGlobe Inc.[1,3,4]	1,225,858	4,903
		534,201

CONSUMER DISCRETIONARY — 5.72%
Lowe’s Companies, Inc.	4,210,000	96,577
Johnson Controls, Inc.	2,400,000	81,120
Best Buy Co., Inc.	1,705,350	70,704
Target Corp.	1,150,000	58,282
Kohl’s Corp.[1]	1,244,500	53,377
Magna International Inc., Class A	600,000	43,290
Saks Inc.[1]	3,000,000	37,410
Fortune Brands Inc.	500,000	34,750
Penn National Gaming, Inc.[1]	495,000	21,646
Toyota Motor Corp.[4]	200,000	10,070
		507,226

MATERIALS — 5.25%
BHP Billiton Ltd.[4]	4,615,000	151,578
Newmont Mining Corp.	2,365,000	107,135
Rio Tinto PLC[4]	727,572	75,532
Alcoa Inc.	1,500,000	54,090
E.I. du Pont de Nemours and Co.	1,000,000	46,760
Weyerhaeuser Co.	480,000	31,219
		466,314

CONSUMER STAPLES — 3.96%
Philip Morris International Inc.[1]	2,300,000	116,334
Coca-Cola Co.	1,400,000	85,218
PepsiCo, Inc.	1,000,000	72,200
Altria Group, Inc.	2,300,000	51,060
C&C Group PLC[4]	4,327,519	26,988
		351,800

TELECOMMUNICATION SERVICES — 3.96%
AT&T Inc.	2,700,000	103,410
Sprint Nextel Corp., Series 1	15,100,000	101,019
Vodafone Group PLC[4]	20,000,000	59,880
Verizon Communications Inc.	1,200,000	43,740
Telephone and Data Systems, Inc., Special Common Shares	575,000	21,447
KDDI Corp.[4]	3,400	20,996
American Tower Corp., Class A1	7,045	276
COLT Telecom Group SA1,4	51,200	170
		350,938

UTILITIES — 1.10%
Reliant Energy, Inc.[1]	3,250,000	76,863
KGen Power Corp.[1,3,4]	1,339,516	21,097
		97,960

MISCELLANEOUS — 2.80%
Other common stocks in initial period of acquisition		248,839

Total common stocks (cost: $5,163,511,000)		5,772,444

Preferred stocks — 0.15%

FINANCIALS — 0.15%
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[6]	4,925,000	4,019
Bank of America Corp., Series K, 8.00% noncumulative[6]	4,000,000	4,012
Sumitomo Mitsui Banking Corp. 6.078%[5,6]	2,600,000	2,051
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	60,000	1,289
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[4,5,6]	1,755,000	1,150
XL Capital Ltd., Series E, 6.50%[6]	1,000,000	751

Total preferred stocks (cost: $15,614,000)		13,272

		Market value
Rights & warrants — 0.00%	Shares	(000)

TELECOMMUNICATION SERVICES — 0.00%
GT Group Telecom Inc., warrants, expire 2010[1,4,5]	2,250	$0

Total rights & warrants (cost: $117,000)		0

	Principal amount
Bonds, notes & other debt instruments — 22.37%	(000)

MORTGAGE-BACKED OBLIGATIONS[7] — 6.54%
Fannie Mae 7.00% 2009	$6	6
Fannie Mae 4.89% 2012	10,000	10,249
Fannie Mae 4.00% 2015	5,442	5,443
Fannie Mae 5.50% 2017	2,290	2,356
Fannie Mae 5.00% 2018	6,043	6,152
Fannie Mae 5.50% 2020	11,204	11,486
Fannie Mae 6.00% 2021	535	552
Fannie Mae 6.00% 2021	466	480
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	4,194	4,190
Fannie Mae 6.00% 2026	3,618	3,726
Fannie Mae 5.50% 2033	8,753	8,882
Fannie Mae 5.50% 2033	5,318	5,396
Fannie Mae 4.50% 2035	17,923	17,288
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036	885	685
Fannie Mae 6.00% 2036	18,540	19,011
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	3,105	3,212
Fannie Mae 5.50% 2037	16,963	17,140
Fannie Mae 6.00% 2037	41,155	42,202
Fannie Mae 6.00% 2037[4]	4,580	4,617
Fannie Mae 6.50% 2037	2,122	2,186
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	749	803
Fannie Mae 7.00% 2047	4,234	4,398
Fannie Mae 7.00% 2047	1,259	1,308
Freddie Mac 6.50% 2016	778	806
Freddie Mac 5.00% 2018	2,110	2,148
Freddie Mac 6.00% 2026	19,688	20,286
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	771	816
Freddie Mac, Series 3233, Class PA, 6.00% 2036	5,734	5,962
Freddie Mac, Series 3312, Class PA, 5.50% 2037	5,766	5,876
Freddie Mac 5.724% 2037[6]	4,846	4,961
Freddie Mac 6.00% 2037	26,259	26,956
Freddie Mac 6.00% 2037	21,731	22,306
Freddie Mac 6.00% 2037	1,295	1,329
Freddie Mac 5.00% 2038	25,000	24,767
Wells Fargo Mortgage-backed Securities Trust, Series 2003-13, Class A-1, 4.50% 2018	13,088	12,603
Wells Fargo Mortgage-backed Securities Trust, Series 2003-16, Class II-A-1, 4.50% 2018	3,318	3,195
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	6,201	6,057
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	5,961	5,957
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.654% 2036[6]	5,895	5,794
Countrywide Alternative Loan Trust, Series 2005-6CB, Class 2-A-1, 5.00% 2020	5,245	5,067
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	8,924	8,345
Countrywide Alternative Loan Trust, Series 2005-50CB, Class 3-A-1, 6.00% 2035	3,905	3,379
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.877% 2047[6]	14,891	10,424
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019[4]	3,251	3,203
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034[4]	7,280	5,970
Residential Accredit Loans, Inc., Series 2006-QA1, Class A-III-1, 6.251% 2036[6]	4,773	3,591
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	2,957	2,563
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037[4]	3,802	2,661
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.918% 2036[6]	13,263	9,779
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.924% 2036[6]	1,993	1,617
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[6]	5,823	4,557
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	16,190	15,593
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020	1,857	1,665
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	3,210	3,206
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	1,555	1,346
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A-3, 6.238% 2034	10	10
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	3,000	3,054
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	5,000	5,116
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.317% 2037[6]	12,000	11,667
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[6]	2,625	2,625
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[6]	4,000	3,900
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.266% 2044[6]	10,000	9,310
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	5,910	5,831
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-3, 4.868% 2042	7,000	6,736
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	9,582	8,416
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037[4]	3,831	3,065
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[4,5]	3,125	2,911
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[4,5]	2,125	2,067
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[4,5]	1,875	1,573
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[4,5]	2,725	2,217
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[4,5]	2,950	2,451
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	7,785	7,488
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.838% 2036[4,6]	2,521	2,089
IndyMac INDX Mortgage Loan Trust, Series 2006-AR11, Class 6-A-1, 5.88% 2036[6]	3,345	2,486
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.366% 2036[6]	2,923	2,223
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	1,000	1,030
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	4,858	4,968
Merrill Lynch Mortgage Trust, Series 2002-MW1, Class A-3, 5.403% 2034	4,000	4,013
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-2, 5.202% 2044[6]	2,000	1,977
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[5]	3,800	3,616
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[4,5]	1,800	1,574
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[4,5]	700	597
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,000	5,546
Washington Mutual Mortgage, WMALT Series 2005-1, Class 5-A-1, 6.00% 2035	6,123	5,299
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[4,5]	4,000	3,921
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[4,5]	1,460	1,327
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.61% 2035[6]	6,533	4,624
CHL Mortgage Pass-Through Trust, Series 2006-HYB5, Class 3-A-1B, 5.923% 2036[6]	742	526
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[4,5]	4,000	3,901
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[4,5]	335	302
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[4,5]	335	302
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[4,5]	335	302
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[4,5]	335	302
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045[6]	5,000	4,932
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	5,000	4,893
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[6]	5,780	4,334
GE Capital Commercial Mortgage Corp., Series 2002-1, Class A-3, 6.269% 2035	3,338	3,414
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041	559	555
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-M, 5.725% (undated)[6]	3,000	2,805
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034	3,807	3,295
GSR Mortgage Loan Trust, Series 2004-6F, Class IVA-1, 5.00% 2019	1,628	1,590
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	1,710	1,688
Residential Asset Securitization Trust, Series 2005-A8CB, Class A-11, 6.00% 2035	3,204	2,997
BCAP LLC Trust, Series 2006-AA2, Class A-1, 2.769% 2037[6]	4,106	2,897
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037	2,765	2,441
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A-2, 4.112% 2017	2,497	2,427
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.963% 2034[6]	1,981	1,934
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[5]	1,770	1,717
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	1,301	1,300
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.088% 2033[6]	1,220	1,165
GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class C, 7.786% 2036	1,000	1,034
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	913	945
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.503% 2027[5,6]	439	438
Government National Mortgage Assn. 8.50% 2021	44	48
		580,764

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 5.90%
U.S. Treasury 3.375% 2008	6,500	6,580
U.S. Treasury 3.625% 2009	7,000	7,191
U.S. Treasury 4.50% 2009	3,000	3,096
U.S. Treasury 3.875% 2010	164,000	172,969
U.S. Treasury 4.875% 2012	91,000	100,477
U.S. Treasury 3.625% 2013	15,000	15,843
U.S. Treasury 7.25% 2016	2,000	2,570
U.S. Treasury 9.25% 2016	2,000	2,851
U.S. Treasury 8.875% 2017	5,000	7,123
U.S. Treasury 6.625% 2027	35,000	45,664
U.S. Treasury 4.50% 2036	35,000	36,170
Fannie Mae 5.25% 2012	30,000	31,345
Fannie Mae 6.25% 2029	5,375	6,331
Fannie Mae 7.25% 2030	7,000	9,197
Federal Home Loan Bank 5.125% 2013	18,000	19,490
Federal Home Loan Bank 5.625% 2016	17,375	18,117
Freddie Mac 4.875% 2008	1,170	1,184
Freddie Mac 5.25% 2011	30,000	32,261
Federal Agricultural Mortgage Corp. 4.25% 2008	3,000	3,022
CoBank ACB 3.40% 2022[5,6]	3,445	2,633
		524,114

FINANCIALS — 1.94%
Citigroup Inc. 6.125% 2017	3,000	3,001
Citigroup Capital XXI 8.30% 2057[6]	5,825	5,755
Washington Mutual, Inc. 5.25% 2017[4]	2,000	1,560
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[4,5,6]	5,100	2,830
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[4,5,6]	7,100	4,011
Countrywide Home Loans, Inc., Series L, 3.25% 2008	725	711
Countrywide Home Loans, Inc., Series M, 4.125% 2009	2,650	2,388
Countrywide Financial Corp., Series A, 4.50% 2010	150	134
Countrywide Financial Corp., Series B, 5.80% 2012	5,700	5,169
Lazard Group LLC 7.125% 2015	4,845	4,719
Lazard Group LLC 6.85% 2017	1,825	1,712
JPMorgan Chase Bank NA 5.875% 2016	3,500	3,591
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[6]	2,560	2,215
Prudential Financial, Inc., Series D, 5.50% 2016	2,000	2,012
Prudential Holdings, LLC, Series C, 8.695% 2023[5,7]	3,000	3,737
Residential Capital Corp. 8.375% 2010[6]	3,250	1,649
General Motors Acceptance Corp. 6.875% 2011	1,750	1,340
General Motors Acceptance Corp. 6.875% 2012	500	380
General Motors Acceptance Corp. 6.75% 2014	3,105	2,200
Lehman Brothers Holdings Inc. 6.50% 2017[4]	1,250	1,236
Lehman Brothers Holdings Inc. 6.75% 2017[4]	4,300	4,296
TuranAlem Finance BV 8.50% 2015	4,750	3,948
TuranAlem Finance BV 8.25% 2037[5]	1,750	1,386
UniCredito Italiano SpA 5.584% 2017[5,6]	3,500	3,540
HVB Funding Trust III 9.00% 2031[4,5]	1,600	1,452
Developers Diversified Realty Corp. 3.875% 2009	3,000	2,956
Developers Diversified Realty Corp. 5.50% 2015	2,000	1,779
Royal Bank of Scotland Group PLC 6.99% (undated)[5,6]	5,500	4,677
Wachovia Bank NA 6.60% 2038	4,875	4,531
International Lease Finance Corp. 4.35% 2008	1,500	1,498
American General Finance Corp., Series J, 6.50% 2017	3,000	2,878
Barclays Bank PLC 7.434% (undated)[5,6]	4,640	4,202
Monumental Global Funding III 4.458% 2014[5,6]	4,000	3,733
SLM Corp., Series A, 5.00% 2015[4]	5,000	3,725
BNP Paribas 7.195% (undated)[5,6]	4,000	3,553
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[5]	3,500	3,433
Charles Schwab Corp., Series A, 6.375% 2017	2,000	2,002
Schwab Capital Trust I 7.50% 2037[6]	1,500	1,399
Hospitality Properties Trust 6.70% 2018	3,830	3,286
Wells Fargo & Co. 4.375% 2013	3,250	3,237
AXA SA 6.379% (undated)[5,6]	4,000	3,234
BOI Capital Funding (No. 2) LP 5.571% (undated)[4,5,6]	4,500	3,209
Realogy Corp., Term Loan B, 7.505% 2013[6,7,8]	626	504
Realogy Corp., Term Loan, Letter of Credit, 8.24% 2013[6,7,8]	168	136
Realogy Corp. 10.50% 2014	2,275	1,541
Realogy Corp. 11.00% 2014[9]	1,725	992
E*TRADE Financial Corp. 8.00% 2011	1,575	1,323
E*TRADE Financial Corp. 7.875% 2015	2,560	1,830
HSBK (Europe) BV 7.25% 2017[5]	2,295	2,019
HSBK (Europe) BV 7.25% 2017	1,250	1,100
CIT Group Inc. 7.625% 2012	3,650	3,036
iStar Financial, Inc. 6.05% 2015[4]	4,000	3,000
QBE Capital Funding II LP 6.797% (undated)[5,6]	3,250	2,949
Liberty Mutual Group Inc. 6.50% 2035[5]	1,335	1,224
Liberty Mutual Group Inc. 7.50% 2036[5]	1,750	1,662
Allstate Corp., Series B, 6.125% 2067[6]	3,070	2,832
ZFS Finance (USA) Trust V 6.50% 2067[5,6]	3,000	2,712
Capmark Financial Group, Inc. 5.875% 2012[5]	2,600	1,649
Capmark Financial Group, Inc. 6.30% 2017[5]	1,500	901
Kimco Realty Corp. 5.70% 2017	2,495	2,272
Ford Motor Credit Co. 7.375% 2009	650	592
Ford Motor Credit Co. 7.375% 2011	2,000	1,669
American Express Co. 8.15% 2038	2,000	2,223
Merrill Lynch & Co., Inc., Series C, 6.40% 2017	1,000	989
Merrill Lynch & Co., Inc. 6.11% 2037	1,400	1,110
Fifth Third Capital Trust IV 6.50% 2067[4,6]	3,000	2,085
Northern Rock PLC 5.60% (undated)[4,5,6]	200	115
Northern Rock PLC 6.594% (undated)[4,5,6]	3,200	1,840
CNA Financial Corp. 7.25% 2023	1,550	1,584
Glen Meadow Pass Through Trust 6.505% 2067[4,5,6]	2,000	1,574
Sumitomo Mitsui Banking Corp. 5.625% (undated)[5,6]	1,780	1,508
Simon Property Group, LP 5.875% 2017	1,500	1,424
Assurant, Inc. 5.625% 2014	1,150	1,131
PNC Funding Corp., Series II, 6.113% (undated)[4,5,6]	1,800	1,125
Rouse Co. 6.75% 2013[5]	1,225	1,062
Brandywine Operating Partnership, LP 5.75% 2012	1,000	929
Ambac Financial Group, Inc. 6.15% 2087[6]	1,905	726
ProLogis 5.625% 2015	525	480
Plum Creek Timberlands, LP 5.875% 2015	125	130
		172,282

CONSUMER DISCRETIONARY — 1.89%
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	5,650	4,859
Charter Communications Operating, LLC, Term Loan Facilities B, 5.26% 2014[6,7,8]	1,995	1,691
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[5]	650	588
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[5]	1,075	1,064
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	5,590	3,913
Univision Communications, Inc., Second Lien Term Loan B, 5.204% 2009[6,7,8]	1,000	947
Univision Communications Inc. 7.85% 2011	475	424
Univision Communications, Inc., First Lien Term Loan B, 5.494% 2014[6,7,8]	1,410	1,117
Univision Communications Inc. 9.75% 2015[5,9]	11,555	7,049
American Media Operations, Inc., Series B, 10.25% 2009	6,325	4,269
American Media Operations, Inc., Series B, 10.25% 2009[5]	125	85
American Media Operations, Inc. 8.875% 2011	1,715	1,140
American Media Operations, Inc. 8.875% 2011[5]	62	41
CanWest Media Inc., Series B, 8.00% 2012	5,102	4,872
CanWest MediaWorks Inc. 9.25% 2015[5]	500	462
Sun Media Corp. 7.625% 2013	2,000	1,900
Quebecor Media Inc. 7.75% 2016	2,075	1,904
Quebecor Media Inc. 7.75% 2016	1,325	1,216
TL Acquisitions, Inc., Term Loan B, 5.20% 2014[6,7,8]	2,587	2,226
Thomson Learning 0%/13.25% 2015[5,10]	940	677
Thomson Learning 10.50% 2015[5]	2,150	1,860
Michaels Stores, Inc., Term Loan B, 5.438% 2013[6,7,8]	992	835
Michaels Stores, Inc. 10.00% 2014	3,575	3,146
Michaels Stores, Inc. 11.375% 2016	850	671
Delphi Corp. 6.50% 2013[11]	985	315
Cox Communications, Inc. 7.875% 2009	4,000	4,188
Hanesbrands Inc., Series B, 8.204% 2014[6]	4,585	4,092
Boyd Gaming Corp. 7.75% 2012	1,000	930
Boyd Gaming Corp. 6.75% 2014	1,100	907
Boyd Gaming Corp. 7.125% 2016	2,725	2,207
Comcast Corp. 6.95% 2037	4,000	4,021
Cablevision Systems Corp., Series B, 8.00% 2012	4,050	3,959
Mohegan Tribal Gaming Authority 7.125% 2014	4,750	3,919
Dex Media, Inc., Series B, 8.00% 2013	1,750	1,286
R.H. Donnelley Corp. 8.875% 2017[5]	4,045	2,548
Tenneco Automotive Inc. 8.625% 2014	3,865	3,817
Pulte Homes, Inc. 4.875% 2009	3,000	2,850
Pulte Homes, Inc. 7.875% 2011	1,000	965
Ford Motor Co. 6.50% 2018	2,442	1,648
Ford Motor Co. 8.875% 2022	2,490	1,948
Centex Corp. 5.25% 2015	3,285	2,549
Centex Corp. 6.50% 2016	1,090	912
AOL Time Warner Inc. 7.625% 2031	3,125	3,278
Allison Transmission Holdings, Inc. 11.25% 2015[5,9]	3,850	3,253
General Motors Corp. 7.125% 2013	4,000	3,090
Target Corp. 6.00% 2018	3,000	3,077
McGraw-Hill Companies, Inc. 5.375% 2012	3,000	3,065
Radio One, Inc., Series B, 8.875% 2011	2,890	2,334
Radio One, Inc. 6.375% 2013	950	689
Neiman Marcus Group, Inc. 9.00% 2015[9]	2,900	2,915
Seneca Gaming Corp. 7.25% 2012	2,100	1,990
Seneca Gaming Corp., Series B, 7.25% 2012	950	900
Pinnacle Entertainment, Inc. 7.50% 2015[5]	3,500	2,774
MGM MIRAGE 6.75% 2013	1,645	1,522
MGM MIRAGE 6.625% 2015	925	809
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,295	2,324
William Lyon Homes, Inc. 10.75% 2013	3,200	1,680
William Lyon Homes, Inc. 7.50% 2014	1,000	495
K. Hovnanian Enterprises, Inc. 8.875% 2012	1,470	823
K. Hovnanian Enterprises, Inc. 7.75% 2013	2,200	1,177
K. Hovnanian Enterprises, Inc. 6.50% 2014	250	170
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	2,125	2,130
Young Broadcasting Inc. 10.00% 2011	3,367	2,130
AMC Entertainment Inc., Series B, 11.00% 2016	2,250	2,118
DaimlerChrysler North America Holding Corp. 7.20% 2009	1,000	1,035
DaimlerChrysler North America Holding Corp. 7.75% 2011	1,000	1,076
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	2,300	2,050
Toys “R” Us, Inc. 7.625% 2011	2,505	2,048
LBI Media, Inc. 8.50% 2017[5]	2,230	1,943
Warner Music Group 7.375% 2014	2,500	1,938
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	2,250	1,901
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	3,250	1,869
Education Management LLC and Education Management Finance Corp. 8.75% 2014	450	383
Education Management LLC and Education Management Finance Corp. 10.25% 2016	1,730	1,384
Cooper-Standard Automotive Inc. 7.00% 2012	375	324
Cooper-Standard Automotive Inc. 8.375% 2014	1,875	1,430
WDAC Intermediate Corp. 8.375% 2014[4,5]	1,675	1,307
WDAC Intermediate Corp. 8.50% 2014	€375	432
Idearc Inc. 8.00% 2016	$2,625	1,713
Toll Brothers Finance Corp. 5.95% 2013	500	480
Toll Brothers, Inc. 4.95% 2014	800	733
Toll Brothers, Inc. 5.15% 2015	315	285
iesy Repository GmbH 10.125% 2015	€1,000	1,492
NTL Cable PLC 8.75% 2014	$1,650	1,489
Burlington Coat Factory Warehouse Corp. 11.125% 2014	1,660	1,291
News America Inc. 5.30% 2014	1,165	1,167
Liberty Media Corp. 8.25% 2030	1,375	1,161
TRW Automotive Inc. 7.00% 2014[5]	1,250	1,159
DaimlerChrysler Financial Services Americas LLC, First Lien Term Loan, 6.80% 2012[6,7,8]	264	220
DaimlerChrysler Financial Services Americas LLC, Second Lien Term Loan, 9.30% 2013[6,7,8]	1,050	732
Local T.V. Finance LLC 9.25% 2015[5,9]	1,170	943
Vidéotron Ltée 6.375% 2015	1,000	880
Standard Pacific Corp. 5.125% 2009	1,002	877
Meritage Homes Corp. 6.25% 2015	825	623
Carmike Cinemas, Inc., Delayed Draw, Term Loan, 6.49% 2012[6,7,8]	421	396
Stoneridge, Inc. 11.50% 2012	2	2
		167,523

INDUSTRIALS — 0.93%
Nielsen Finance LLC, Term Loan B, 5.346% 2013[6,7,8]	1,563	1,413
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	3,850	3,850
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[10]	6,050	3,857
Koninklijke Philips Electronics NV 5.75% 2018	4,800	4,900
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	525	542
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[9]	3,865	3,971
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	350	350
Navios Maritime Holdings Inc. 9.50% 2014	4,550	4,556
General Electric Co. 5.25% 2017	4,500	4,502
US Investigations Services, Inc., Term Loan B, 5.599% 2015[6,7,8]	748	641
US Investigations Services, Inc. 10.50% 2015[5]	3,100	2,542
US Investigations Services, Inc. 11.75% 2016[5]	1,735	1,301
Union Pacific Corp. 5.75% 2017	805	817
Union Pacific Corp. 5.70% 2018	3,000	2,988
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[5,7]	3,409	3,672
ARAMARK Corp., Term Loan B, 4.571% 2014[6,7,8]	2,446	2,288
ARAMARK Corp., Term Loan B, Letter of Credit, 4.571% 2014[6,7,8]	155	145
ARAMARK Corp. 8.50% 2015	1,125	1,133
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	3,278	3,352
THL Buildco, Inc. 8.50% 2014	4,480	3,338
DAE Aviation Holdings, Inc. 11.25% 2015[5]	3,200	3,168
Raytheon Co. 4.85% 2011	3,000	3,093
Northwest Airlines, Inc., Term Loan B, 6.20% 2013[6,7,8]	963	892
Northwest Airlines, Inc., Term Loan A, 4.45% 2018[6,7,8]	2,217	1,962
Atlas Copco AB 5.60% 2017[5]	2,750	2,749
Accuride Corp. 8.50% 2015	3,340	2,739
TFM, SA de CV 9.375% 2012	2,500	2,594
Allied Waste North America, Inc., Series B, 7.375% 2014	2,415	2,388
Caterpillar Financial Services Corp., Series F, 4.85% 2012	2,125	2,176
Ashtead Group PLC 8.625% 2015[5]	1,050	845
Ashtead Capital, Inc. 9.00% 2016[5]	1,425	1,161
Hertz Corp. 10.50% 2016	2,125	2,000
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	657	632
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[7]	1,070	1,006
BNSF Funding Trust I 6.613% 2055[6]	1,115	1,015
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[7]	78	77
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[7]	178	177
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[7,11]	1,680	588
DRS Technologies, Inc. 6.625% 2016	850	835
RSC Holdings III, LLC, Second Lien Term Loan B, 8.15% 2013[6,7,8]	895	765
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[7]	635	521
ACIH, Inc. 11.50% 2012[5]	1,815	517
Alion Science and Technology Corp. 10.25% 2015	840	479
		82,537

TELECOMMUNICATION SERVICES — 0.85%
American Tower Corp. 7.125% 2012	6,015	6,180
American Tower Corp. 7.50% 2012	250	257
American Tower Corp. 7.00% 2017[5]	5,675	5,703
SBC Communications Inc. 4.125% 2009	2,250	2,263
BellSouth Corp. 4.20% 2009	3,000	3,021
SBC Communications Inc. 5.10% 2014	1,125	1,119
AT&T Corp. 8.00% 2031[6]	2,000	2,344
Nextel Communications, Inc., Series F, 5.95% 2014	2,800	2,074
Sprint Capital Corp. 8.75% 2032	5,355	4,535
Triton PCS, Inc. 8.50% 2013	5,800	6,068
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,475	1,464
Centennial Communications Corp. 10.479% 2013[6]	1,000	875
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[6]	3,600	3,420
Rural Cellular Corp. 8.989% 2012[6]	1,300	1,307
Rural Cellular Corp. 6.076% 2013[6]	4,250	4,271
Verizon Communications Inc. 5.50% 2017	5,050	4,985
Telecom Italia Capital SA 7.20% 2036	4,000	3,789
Intelsat (Bermuda), Ltd. 8.25% 2013	1,855	1,878
Intelsat Corp. 9.00% 2016	1,750	1,772
British Telecommunications PLC 5.95% 2018	3,500	3,398
Vodafone Group PLC 6.15% 2037	3,500	3,273
Windstream Corp. 8.125% 2013	2,225	2,197
Windstream Corp. 8.625% 2016	150	148
Level 3 Financing, Inc. 9.25% 2014	2,625	2,159
Millicom International Cellular SA 10.00% 2013	2,010	2,141
Hawaiian Telcom Communications, Inc. 9.75% 2013	2,545	1,387
Hawaiian Telcom Communications, Inc. 10.318% 2013[6]	175	92
Hawaiian Telcom Communications, Inc., Term Loan C, 4.946% 2014[6,7,8]	423	324
Cricket Communications, Inc. 9.375% 2014	1,710	1,629
MetroPCS Wireless, Inc. 9.25% 2014	1,500	1,388
		75,461

ASSET-BACKED OBLIGATIONS[7] — 0.74%
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 2.666% 2013[6]	9,860	9,230
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[5]	6,600	6,410
Rental Car Finance Corp., Series 2005-1, Class A-2, XLCA insured, 4.59% 2011[4,5]	6,860	6,238
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	2,500	2,320
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	2,750	2,729
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 3.349% 2034[6]	5,000	3,882
GMAC Mortgage Loan Trust, Series 2006-HE3, Class A-5, FGIC insured, 5.809% 2036[6]	2,000	1,457
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[6]	4,250	2,156
New Century Home Equity Loan Trust, Series 2006-2, Class A-2-b, 2.759% 2036[6]	4,000	3,489
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[5]	3,250	3,081
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[5]	3,000	3,002
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	2,750	2,729
GE SeaCo Finance SRL, Series 2004-1, Class A, AMBAC insured, 3.118% 2019[4,5,6]	3,042	2,654
CWABS Asset-backed Certificates Trust, Series 2006-14, Class 2-A-2, 2.749% 2037[6]	2,875	2,197
RAMP Trust, Series 2003-RS11, Class A-I-7, 4.828% 2033	1,904	1,764
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-4, 5.46% 2035	1,800	1,698
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[6]	1,702	1,663
Home Equity Mortgage Trust, Series 2006-3, Class A-1, 5.472% 2036[4,6]	928	510
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[4,6]	2,646	1,059
Securitized Asset-backed Receivables LLC Trust, Series 2006-NC3, Class A-2B, 2.749% 2036[6]	2,065	1,534
CPS Auto Receivables Trust, Series 2004-B, Class A-2, XLCA insured, 3.56% 2011[5]	604	592
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[5]	700	697
First Investors Auto Owner Trust, Series 2005-A, Class A-2, MBIA insured, 4.23% 2012[5]	1,301	1,248
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	1,211	1,216
GSAA Home Equity Trust, Series 2006-7, Class AF-5A, 6.205% 2046[6]	750	676
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036[6]	750	670
Impac CMB Grantor Trust, Series 2004-6, Class 1-A-1, 3.399% 2034[6]	358	271
		65,172

ENERGY — 0.71%
Williams Companies, Inc. 7.875% 2021	2,125	2,314
Transcontinental Gas Pipe Line Corp. 7.25% 2026	1,575	1,622
Williams Companies, Inc. 8.75% 2032	8,695	10,086
Enterprise Products Operating LP 6.875% 2033	4,025	4,010
Enterprise Products Operating LP 8.375% 2066[6]	235	229
Enterprise Products Operating LP 7.034% 2068[6]	5,440	4,626
Kinder Morgan Energy Partners LP 6.00% 2017	6,285	6,265
Canadian Natural Resources Ltd. 5.70% 2017	4,560	4,619
Ras Laffan Liquefied Natural Gas III 5.838% 2027[5,7]	5,000	4,566
Husky Energy Inc. 6.80% 2037	3,375	3,441
Drummond Co., Inc. 7.375% 2016[5]	3,600	3,312
Gaz Capital SA, Series 9, 6.51% 2022	3,625	3,240
Petroplus Finance Ltd. 6.75% 2014[5]	1,750	1,606
Petroplus Finance Ltd. 7.00% 2017[5]	1,550	1,391
Enbridge Energy Partners, LP 6.50% 2018[5]	3,000	2,984
TransCanada PipeLines Ltd. 6.35% 2067[6]	3,230	2,860
TEPPCO Partners LP 7.00% 2067[6]	2,025	1,740
Overseas Shipholding Group, Inc. 8.25% 2013	1,450	1,463
Newfield Exploration Co. 6.625% 2014	1,225	1,213
International Coal Group, Inc. 10.25% 2014	1,250	1,203
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	675	682
		63,472

INFORMATION TECHNOLOGY — 0.63%
NXP BV and NXP Funding LLC 7.326% 2013[6]	€750	942
NXP BV and NXP Funding LLC 7.875% 2014	$1,650	1,518
NXP BV and NXP Funding LLC 9.50% 2015	6,665	5,499
First Data Corp., Term Loan B2, 5.349% 2014[6,7,8]	5,973	5,394
Freescale Semiconductor, Inc. 9.125% 2014[9]	5,375	3,951
Freescale Semiconductor, Inc. 10.125% 2016	1,600	1,088
Sanmina-SCI Corp. 8.125% 2016	5,500	4,895
Hughes Communications, Inc. 9.50% 2014	4,550	4,550
Electronic Data Systems Corp., Series B, 6.50% 2013[6]	3,500	3,473
Electronic Data Systems Corp. 7.45% 2029	1,135	1,076
Ceridian Corp. 11.25% 2015[5]	4,650	3,987
SunGard Data Systems Inc. 9.125% 2013	3,380	3,431
Hewlett-Packard Co. 5.50% 2018	3,000	3,079
Celestica Inc. 7.875% 2011	1,655	1,634
Celestica Inc. 7.625% 2013	1,145	1,088
Sensata Technologies BV 8.00% 2014[6]	3,010	2,664
Serena Software, Inc. 10.375% 2016	2,730	2,529
Cisco Systems, Inc. 5.25% 2011	2,375	2,481
National Semiconductor Corp. 6.15% 2012	1,175	1,201
Iron Mountain Inc. 6.625% 2016	980	938
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	740	425
		55,843

HEALTH CARE — 0.61%
Tenet Healthcare Corp. 6.375% 2011	2,185	1,983
Tenet Healthcare Corp. 7.375% 2013	2,090	1,876
Tenet Healthcare Corp. 9.875% 2014	2,550	2,480
Tenet Healthcare Corp. 9.25% 2015	2,265	2,129
Cardinal Health, Inc. 5.80% 2016	7,250	7,296
HealthSouth Corp. 10.75% 2016	5,750	6,066
Bausch & Lomb Inc. 9.875% 2015[5]	5,475	5,584
VWR Funding, Inc. 10.25% 2015[6,9]	4,025	3,763
HCA Inc., Term Loan B, 4.946% 2013[6,7,8]	2,617	2,413
HCA Inc. 9.625% 2016[9]	875	910
AstraZeneca PLC 5.40% 2012	2,750	2,904
PTS Acquisition Corp. 9.50% 2015[5,9]	3,460	2,820
Biogen Idec Inc. 6.00% 2013	2,500	2,532
Hospira, Inc. 5.55% 2012	2,395	2,478
Team Finance LLC and Health Finance Corp. 11.25% 2013	2,300	2,220
Abbott Laboratories 5.875% 2016	1,535	1,639
Abbott Laboratories 5.60% 2017	400	419
Mylan Inc., Term Loan B, 6.25% 2014[6,7,8]	1,870	1,812
Viant Holdings Inc. 10.125% 2017[5]	1,621	1,321
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	770	822
Surgical Care Affiliates, Inc. 8.875% 2015[5,9]	800	620
		54,087

UTILITIES — 0.60%
Edison Mission Energy 7.50% 2013	3,725	3,837
Edison Mission Energy 7.75% 2016	1,150	1,190
Midwest Generation, LLC, Series B, 8.56% 2016[7]	3,214	3,487
Edison Mission Energy 7.00% 2017	600	600
Edison Mission Energy 7.20% 2019	650	645
Edison Mission Energy 7.625% 2027	2,325	2,197
Intergen Power 9.00% 2017[5]	10,250	10,762
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 6.596% 2014[6,7,8]	1,347	1,229
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015[5]	4,685	4,691
Texas Competitive Electric Holdings Co. LLC 10.25% 2015[5]	3,885	3,890
NRG Energy, Inc. 7.25% 2014	2,250	2,228
NRG Energy, Inc. 7.375% 2016	2,125	2,088
MidAmerican Energy Holdings Co. 6.50% 2037	3,000	3,016
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[5]	2,500	2,485
Virginia Electric and Power Co., Series B, 5.95% 2017	1,750	1,846
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	1,125	1,154
Sierra Pacific Resources 8.625% 2014	550	580
AES Corp. 9.375% 2010	112	119
AES Corp. 8.75% 2013[5]	1,371	1,433
Scottish Power PLC 5.375% 2015	1,500	1,506
Pacific Gas and Electric Co., First Mortgage Bonds, 3.60% 2009	1,500	1,497
Appalachian Power Co., Series M, 5.55% 2011	1,375	1,404
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[5,7]	1,245	1,288
		53,172

MATERIALS — 0.42%
C8 Capital (SPV) Ltd. 6.64% (undated)[5,6]	665	615
C10 Capital (SPV) Ltd. 6.722% (undated)[5,6]	5,585	5,178
Nalco Co. 7.75% 2011	2,615	2,661
Georgia-Pacific Corp. 8.125% 2011	650	648
Georgia-Pacific Corp. 9.50% 2011	1,950	1,994
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	2,440	2,580
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	910	825
Stone Container Corp. 8.375% 2012	500	455
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	1,450	1,254
Plastipak Holdings, Inc. 8.50% 2015[5]	2,750	2,516
Berry Plastics Holding Corp. 10.25% 2016	3,175	2,461
Metals USA Holdings Corp. 10.729% 2012[6,9]	2,225	1,669
Metals USA, Inc. 11.125% 2015	700	689
AEP Industries Inc. 7.875% 2013	2,440	2,233
United States Steel Corp. 7.00% 2018	2,245	2,197
Building Materials Corp. of America 7.75% 2014	2,950	2,139
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	2,180	2,044
Georgia Gulf Corp. 9.50% 2014	2,330	1,811
Stora Enso Oyj 7.25% 2036[5]	2,000	1,584
Rockwood Specialties Group, Inc. 7.50% 2014	1,165	1,136
Owens-Illinois, Inc. 7.35% 2008	750	753
		37,442

CONSUMER STAPLES — 0.38%
Constellation Brands, Inc. 8.375% 2014	1,275	1,320
Constellation Brands, Inc. 7.25% 2017	5,895	5,748
Yankee Candle Co., Inc., Series B, 8.50% 2015	2,425	1,970
Yankee Candle Co., Inc., Series B, 9.75% 2017	2,400	1,920
Stater Bros. Holdings Inc. 8.125% 2012	3,425	3,451
CVS Caremark Corp. 6.943% 2030[4,5,7]	2,493	2,520
Albertson’s, Inc. 8.00% 2031	2,500	2,396
Vitamin Shoppe Industries Inc. 10.565% 2012[4,6]	2,380	2,380
Kraft Foods Inc. 6.875% 2038	2,375	2,344
JBS SA 10.50% 2016	2,025	1,959
Dole Food Co., Inc. 7.25% 2010	1,125	872
Dole Food Co., Inc. 8.875% 2011	1,195	974
Delhaize Group 6.50% 2017	1,750	1,810
Elizabeth Arden, Inc. 7.75% 2014	1,680	1,604
Rite Aid Corp. 6.125% 2008[5]	1,375	1,337
Duane Reade Inc. 9.75% 2011	1,445	1,214
		33,819

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 0.23%
German Government 6.25% 2024	€6,000	11,459
Turkey (Republic of) Treasury Bill 0% 2008[4]	TRY1,875	1,345
Turkey (Republic of) 10.00% 2012[4,12]	1,721	1,261
Turkey (Republic of) 16.00% 2012[4]	1,650	1,155
United Mexican States Government, Series MI10, 9.50% 2014	MXN30,000	3,135
Indonesia (Republic of) 11.00% 2020	IDR 8,750,000	899
Indonesia (Republic of) 12.80% 2021	10,405,000	1,192
Indonesia (Republic of) 12.90% 2022	2,241,000	258
		20,704

Total bonds, notes & other debt instruments (cost: $2,061,341,000)		1,986,392

Short-term securities — 12.27%

Coca-Cola Co. 2.13%–2.93% due 4/22–6/13/2008[5]	$192,500	192,009
Federal Home Loan Bank 2.10%–4.20% due 4/2–8/15/2008	166,371	165,683
PepsiCo Inc. 2.08%–2.70% due 4/2–5/21/2008[5]	77,800	77,687
U.S. Treasury Bills 1.48%–2.39% due 4/15–9/18/2008	71,700	71,424
Hewlett-Packard Co. 2.82%–2.86% due 4/4–4/11/2008[5]	69,500	69,457
Procter & Gamble International Funding S.C.A. 2.08% due 5/30/2008[5]	56,400	56,146
General Electric Capital Corp. 2.50% due 4/1/2008	44,400	44,397
Johnson & Johnson 2.30% due 6/27/2008[5]	43,200	42,913
Freddie Mac 2.08%–3.625% due 6/12–7/9/2008	40,900	40,682
Variable Funding Capital Corp. 3.20%–3.21% due 4/3–4/7/2008[5]	40,700	40,679
Fannie Mae 1.70%–2.56% due 6/25–9/10/2008	40,300	40,069
E.I. duPont de Nemours and Co. 2.15% due 4/18/2008[5]	38,000	37,959
John Deere Capital Corp. 2.94%–2.96% due 4/9–4/10/2008[5]	35,300	35,272
Park Avenue Receivables Co., LLC 2.70% due 4/15/2008[5]	33,700	33,662
Paccar Financial Corp. 4.10% due 4/10/2008	30,000	29,975
Medtronic Inc. 2.75% due 4/21/2008[5]	29,000	28,953
Colgate-Palmolive Co. 2.15% due 4/30/2008[5]	20,200	20,164
Pfizer Inc. 1.95% due 9/12/2008[5]	19,500	19,260
AT&T Inc. 2.68% due 5/7/2008[5]	19,000	18,942
Union Bank of California, N.A. 3.86% due 4/17/2008	15,700	15,706
Wal-Mart Stores Inc. 2.75% due 4/29/2008[5]	8,000	7,980

Total short-term securities (cost: $1,089,184,000)		1,089,019

Total investment securities (cost: $8,329,767,000)		8,861,127
Other assets less liabilities		15,688

Net assets		$8,876,815

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Security did not produce income during the last 12 months.
[2]	The fund owns 5% or more of the outstanding voting shares of this company. See table on the next page for additional information.
[3]	Purchased in a transaction exempt from registration under the securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

Rosetta Resources Inc.	6/28–11/19/2005	$48,481	$58,420	.66%
KGen Power Corp.	12/19/2006	18,753	21,097	.24
DigitalGlobe Inc.	4/14/1999–7/31/2003	1,000	4,903	.06
DataPath, Inc.	6/23/2006	13,087	4,164	.05

Total restricted securities		$81,321	$88,584	1.01%

[4]
Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $810,859,000, which represented 9.13% of the net assets of the fund.

[5]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $921,629,000, which represented 10.38% of the net assets of the fund.

[6]	Coupon rate may change periodically.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $28,084,000, which represented .32% of the net assets of the fund.

[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[10]	Step bond; coupon rate will increase at a later date.
[11]	Scheduled interest and/or principal payment was not received.
[12]	Index-linked bond whose principal amount moves with a government retail price index.

ADR = American Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on this holding and related transactions during the three months ended March 31, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliates at 3/31/08 (000)

Rosetta Resources Inc.	2,970,000	—	—	2,970,000	—	$58,420

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets based on valuation method, using three levels. Level 1 assets are valued based on quoted prices in active markets for identical securities. Level 2 assets are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets. Level 3 assets are valued using significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the fund’s assets as of March 31, 2008 (dollars in thousands):

	Investment securities		Forward currency contracts

Level 1 – Quoted prices	$5,061,863
Level 2 – Other significant observable inputs	3,762,286	*	$(153	)†
Level 3 – Significant unobservable inputs	36,978
Total	$8,861,127

The following table summarizes the fund’s Level 3 investment securities and related transactions during the three months ended March 31, 2008
(dollars in thousands):

Beginning value at 1/1/2008	$57,405
Net sales	(313)
Net unrealized depreciation	(1,117)
Net transfers out of Level 3	(18,997)
Ending value at 3/31/2008	$36,978

Net unrealized depreciation during the period on Level 3 assets held at 3/31/2008	$(1,117)

*Includes certain securities trading primarily outside the U.S. whose value the fund adjusted as a result of significant market movements following the close of local trading.

†Net unrealized depreciation on forward currency contracts is not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$1,409,661
Gross unrealized depreciation on investment securities	(886,021)
Net unrealized appreciation on investment securities	523,640
Cost of investment securities for federal income tax purposes	8,337,487

Bond Fund
Investment portfolio

March 31, 2008
unaudited

Bonds, notes & other debt instruments — 87.65%	Principal amount (000)	Market value (000)

MORTGAGE-BACKED OBLIGATIONS[1] — 21.09%
Freddie Mac 4.00% 2015	$1,623	$1,584
Freddie Mac 5.00% 2035	5,403	5,360
Freddie Mac 5.00% 2035	5,224	5,182
Freddie Mac 5.50% 2035	2,574	2,603
Freddie Mac 5.50% 2035	2,555	2,584
Freddie Mac, Series 3061, Class PN, 5.50% 2035	1,798	1,855
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036	3,086	2,505
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036	2,678	2,081
Freddie Mac, Series 3257, Class PA, 5.50% 2036	7,174	7,373
Freddie Mac 6.00% 2036	51,748	53,117
Freddie Mac 4.78% 2037[2]	3,353	3,393
Freddie Mac 5.50% 2037	6,877	6,950
Freddie Mac, Series 3318, Class JT, 5.50% 2037	5,314	5,427
Freddie Mac 5.732% 2037[2]	5,631	5,784
Freddie Mac 5.889% 2037[2]	1,723	1,769
Freddie Mac 6.00% 2037	70,885	72,760
Freddie Mac 6.00% 2037	67,752	69,544
Freddie Mac 6.00% 2037	52,706	54,104
Freddie Mac 6.00% 2037	32,918	33,789
Freddie Mac 6.00% 2037	20,000	20,529
Freddie Mac 6.00% 2037	13,183	13,532
Freddie Mac 6.00% 2037	9,856	10,117
Freddie Mac 6.00% 2037	7,833	8,040
Freddie Mac 6.00% 2037	6,522	6,695
Freddie Mac 6.00% 2037	3,879	3,982
Freddie Mac 6.50% 2037	19,567	20,194
Freddie Mac 7.00% 2037	4,206	4,373
Freddie Mac 7.00% 2037	3,481	3,619
Freddie Mac 7.00% 2037	1,779	1,849
Freddie Mac 7.00% 2037	1,196	1,244
Freddie Mac 4.679% 2038[2]	5,530	5,560
Freddie Mac 4.952% 2038[2]	1,513	1,529
Freddie Mac 5.00% 2038	27,819	27,560
Freddie Mac 5.00% 2038	10,000	9,907
Freddie Mac 5.00% 2038	7,755	7,676
Freddie Mac 5.00% 2038	5,690	5,640
Freddie Mac 5.00% 2038	5,011	4,965
Freddie Mac 5.00% 2038	4,620	4,577
Freddie Mac 5.50% 2038	16,829	17,007
Freddie Mac 5.50% 2038	2,220	2,241
Freddie Mac 6.00% 2038	1,965	2,017
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	12,250	13,420
Fannie Mae, Series 2001-T11, Class B, 5.503% 2011	5,000	5,343
Fannie Mae, Series 2001-T6B, 6.088% 2011	6,750	7,140
Fannie Mae 10.00% 2018	8	10
Fannie Mae 5.50% 2021	1,578	1,618
Fannie Mae 6.00% 2021	663	684
Fannie Mae, Series 2001-4, Class GA, 10.22% 2025[2]	119	135
Fannie Mae 6.00% 2026	3,214	3,310
Fannie Mae 5.50% 2027	10,045	10,200
Fannie Mae 6.00% 2027	21,118	21,697
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	147	160
Fannie Mae 7.50% 2031	24	26
Fannie Mae, Series 2001-20, Class C, 12.041% 2031[2]	65	74
Fannie Mae 5.50% 2033	15,887	16,122
Fannie Mae 4.50% 2035	4,205	4,056
Fannie Mae 5.00% 2035	2,846	2,823
Fannie Mae 5.50% 2035	1,325	1,341
Fannie Mae 5.50% 2036	4,049	4,093
Fannie Mae 6.00% 2036	8,931	9,159
Fannie Mae 5.386% 2037[2]	9,999	10,175
Fannie Mae 5.50% 2037	11,362	11,480
Fannie Mae 6.00% 2037	13,082	13,415
Fannie Mae 6.00% 2037	13,052	13,383
Fannie Mae 6.00% 2037	4,604	4,721
Fannie Mae 6.00% 2037	3,968	4,069
Fannie Mae 6.00% 2037	3,994	4,063
Fannie Mae 6.173% 2037[2]	15,339	15,798
Fannie Mae 6.50% 2037	10,000	10,370
Fannie Mae 6.50% 2037	4,243	4,372
Fannie Mae 6.50% 2037	4,155	4,281
Fannie Mae 6.50% 2037	2,933	3,041
Fannie Mae 7.00% 2037	12,870	13,522
Fannie Mae 7.00% 2037	7,469	7,773
Fannie Mae 7.00% 2037	5,072	5,278
Fannie Mae 7.00% 2037	4,446	4,627
Fannie Mae 7.00% 2037	3,301	3,435
Fannie Mae 4.443% 2038[2]	4,430	4,446
Fannie Mae 4.522% 2038[2]	1,788	1,801
Fannie Mae 5.325% 2038[2]	2,647	2,699
Fannie Mae 6.50% 2038	4,825	4,972
Fannie Mae 7.00% 2038	3,574	3,719
Fannie Mae 7.00% 2038	1,345	1,413
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	112	120
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	102	108
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	145	156
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.085% 2037[2,3]	18,737	16,751
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	4,791	4,208
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037[3]	10,056	8,045
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037[3]	5,094	4,076
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[3,4]	2,225	1,539
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	3,000	3,070
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-1A, 3.883% 2037	186	185
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037	2,000	1,920
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class E, 5.015% 2037[4]	5,000	3,726
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	1,680	1,740
CS First Boston Mortgage Securities Corp., Series 2007-5, Class 1-A-9, 7.00% 2037[3]	6,550	4,585
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038	4,000	3,815
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.658% 2039[2]	1,225	1,233
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[2]	7,000	6,830
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class A-1B, 6.48% 2040	139	139
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	4,331	4,017
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	2,143	1,881
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	1,779	1,664
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	1,663	1,618
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	1,386	1,308
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.522% 2035[2]	1,383	949
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	3,176	2,783
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	2,529	2,265
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	2,552	2,229
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	1,991	1,841
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.877% 2047[2]	3,505	2,453
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.956% 2047[2]	1,433	1,003
Wells Fargo Mortgage-backed Securities Trust, Series 2005-1, Class I-A-1, 4.75% 2020	11,871	11,513
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	2,208	2,206
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.654% 2036[2]	3,132	3,078
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034[3]	2,184	1,791
Residential Accredit Loans, Inc., Series 2006-QS1, Class A-3, 5.75% 2036	814	782
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	7,096	6,151
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037	4,741	4,131
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037[3]	5,227	3,659
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[3,4]	1,750	1,740
SBA CMBS Trust, Series 2005-1, Class D, 6.219% 2035[3,4]	3,000	2,839
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[4]	3,000	2,959
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[3,4]	4,500	4,053
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[3,4]	3,000	2,700
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037[3]	8,347	5,843
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037[3]	3,004	2,103
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037[3]	7,962	5,574
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[3,4]	2,000	1,863
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[4]	2,000	1,791
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[3,4]	4,000	3,356
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[3,4]	6,500	5,288
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[4]	3,000	2,944
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[4]	6,300	5,996
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[4]	1,000	905
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[3,4]	1,300	1,137
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[3,4]	500	426
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A-2, 5.681% 2034	253	252
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	3,937	3,910
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[2]	3,250	3,169
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	4,000	4,027
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018	4,545	4,439
CHL Mortgage Pass-Through Trust, Series 2004-J7, Class 3-A-1, 5.00% 2019	7,063	6,899
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.317% 2037[2]	4,000	3,889
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-LN1, Class H, 5.508% 2037[2,3,4]	2,000	1,263
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	2,540	2,510
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	3,500	3,466
Nykredit 4.00% 2035	DKr58,368	11,087
ABN AMRO Mortgage Corp., Series 2002-10, Class II-A-1, 5.00% 2018	$9,103	8,773
Lehman Mortgage Trust, Series 2007-6, Class 2-A1, 6.89% 2037[2]	5,483	4,661
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037	2,074	1,831
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037	2,002	1,811
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4-A, 5.683% 2034[2,3]	1,707	1,645
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2-A-3, 5.425% 2036[2]	4,958	3,542
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.638% 2037[2]	4,207	3,096
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S8, Class A-2, 5.00% 2018	3,244	3,169
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.824% 2037[2]	4,139	3,850
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 2.859% 2045[2]	1,367	1,103
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.838% 2036[2,3]	5,137	4,256
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.366% 2036[2]	4,871	3,706
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[2]	9,632	7,223
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	7,159	7,067
Commercial Mortgage Trust, Series 2000-C1, Class E, 8.132% 2033	2,500	2,643
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	4,000	3,698
Chase Mortgage Finance Trust, Series 2003-S9, Class A-1, 5.00% 2018	6,259	6,114
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[4]	500	476
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[3,4]	6,000	5,584
Hilton Hotel Pool Trust, Series 2000-HLTA, Class F, 7.75% 2015[4]	5,000	5,569
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A-3-A, 4.949% 2038[2]	2,000	1,897
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.658% 2039[2]	3,160	3,081
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	1,073	1,054
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	750	769
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-2, 4.735% 2042	3,000	2,960
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.924% 2036[2]	1,594	1,293
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.896% 2037[2]	1,536	1,147
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.961% 2037[2]	3,184	2,047
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.926% 2036[2]	6,362	4,453
CitiMortgage Alternative Loan Trust, Series 2005-A1, Class IIA-1, 5.00% 2020	4,612	4,433
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	1,338	1,297
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	3,094	2,935
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.122% 2033[2]	608	598
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.963% 2034[2]	792	773
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2]	3,000	2,746
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.338% 2044[2]	1,000	943
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045[2]	3,000	2,959
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	3,724	3,817
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 2.719% 2046[2]	3,803	3,686
Washington Mutual Mortgage, WMALT Series 2006-8, Class A-3-B, 5.784% 2036	5,000	3,525
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	870	891
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 4.989% 2042[2]	2,550	2,498
Northern Rock PLC 5.625% 2017[4]	3,000	3,153
CSAB Mortgage-backed Trust, Series 2007-1, Class 4-A-8, 7.00% 2037[3]	4,284	2,913
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	2,642	2,562
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.503% 2027[2,4]	77	77
GS Mortgage Securities Corp. II, Series 1998-C1, Class E, 7.113% 2030[2]	1,250	1,257
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.113% 2030[2]	1,000	1,005
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4]	2,321	2,252
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	611	612
Chase Commercial Mortgage Securities Corp., Series 1998-1, Class A-2, 6.56% 2030	80	80
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	1,229	1,272
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[2]	1,650	1,635
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	1,411	1,314
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-2, 6.592% 2033	1,250	1,280
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	1,182	1,211
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	965	973
Chase Manhattan Bank — First Union National Bank, Commercial Mortgage Trust, Series 1999-1, Class B, 7.619% 2031	750	772
HarborView Mortgage Loan Trust, Series 2005-15, Class 2-A1A2, 3.336% 2045[2]	703	559
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	489	510
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	459	462
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	453	455
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	434	433
		1,145,283

FINANCIALS — 13.27%
Residential Capital, LLC 3.49% 2008[2]	3,750	2,981
Residential Capital Corp. 7.098% 2009[2]	5,000	2,875
Residential Capital Corp. 7.828% 2009[2,4]	5,445	2,042
Residential Capital Corp. 8.375% 2010[2]	21,385	10,853
General Motors Acceptance Corp. 7.25% 2011	11,670	9,194
General Motors Acceptance Corp. 6.625% 2012	5,000	3,786
General Motors Acceptance Corp. 6.875% 2012	7,000	5,324
General Motors Acceptance Corp. 7.00% 2012	4,390	3,341
Residential Capital, LLC 8.50% 2012[2]	1,690	837
General Motors Acceptance Corp. 5.276% 2014[2]	5,000	3,345
General Motors Acceptance Corp. 6.75% 2014	1,500	1,063
Washington Mutual, Inc. 2.899% 2012[2,3]	6,850	5,377
Washington Mutual Bank 3.49% 2013[2]	4,265	3,274
Washington Mutual Bank, FA 5.65% 2014	1,000	826
Washington Mutual Bank, FA, Series 16, 5.125% 2015[3]	7,645	5,887
Washington Mutual, Inc. 7.25% 2017	2,000	1,567
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[2,3,4]	14,000	7,770
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[2,3,4]	11,800	6,667
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[2,3,4]	3,900	2,203
Washington Mutual Preferred Funding IV Ltd. 9.75% (undated)[2,4]	13,800	10,572
AIG SunAmerica Global Financing VII 5.85% 2008[4]	1,000	1,005
American General Finance Corp., Series J, 3.35% 2011[2]	5,000	4,737
International Lease Finance Corp., Series R, 5.40% 2012	2,500	2,468
International Lease Finance Corp., Series R, 5.625% 2013	6,875	6,740
International Lease Finance Corp., Series R, 5.65% 2014	2,500	2,404
American General Finance Corp., Series J, 6.50% 2017	1,750	1,679
American General Finance Corp., Series J, 6.90% 2017	8,185	8,013
American International Group, Inc., Series G, 5.85% 2018	1,650	1,622
ILFC E-Capital Trust II 6.25% 2065[2,4]	6,365	5,696
American International Group, Inc., Series A-1, 6.25% 2087[2]	2,835	2,303
Citigroup Inc. 4.125% 2010	3,000	2,973
Citigroup Inc. 6.125% 2017	5,000	5,002
Citigroup Capital XXI 8.30% 2057[2]	20,910	20,660
Countrywide Home Loans, Inc. 5.875% 2008	£810	1,479
Countrywide Home Loans, Inc., Series M, 4.125% 2009	$4,470	4,029
Countrywide Home Loans, Inc., Series K, 5.625% 2009	795	730
Countrywide Home Loans, Inc., Series H, 6.25% 2009	3,975	3,682
Countrywide Financial Corp., Series A, 4.50% 2010	990	882
Countrywide Financial Corp. 6.25% 2010	A$1,200	882
Countrywide Home Loans, Inc., Series L, 4.00% 2011	$883	788
Countrywide Financial Corp., Series B, 3.602% 2012[2,3]	5,000	4,175
Countrywide Financial Corp., Series B, 5.80% 2012	6,275	5,690
Ford Motor Credit Co. 9.75% 2010[2]	9,250	8,244
Ford Motor Credit Co. 7.25% 2011	2,425	1,993
Ford Motor Credit Co. 7.127% 2012[2]	6,670	4,938
Ford Motor Credit Co. 8.00% 2016	8,275	6,487
J.P. Morgan Chase & Co. 4.891% 2015[2]	5,300	5,121
JPMorgan Chase Bank NA 6.00% 2017	2,250	2,349
JPMorgan Chase & Co. 6.00% 2018	2,000	2,089
JPMorgan Chase Capital XXI, Series U, 4.062% 2037[2]	7,500	5,556
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037	2,300	2,108
JPMorgan Chase Capital XX, Series T, 6.55% 2066	2,500	2,194
Bayerische Hypo- und Vereinsbank AG 6.00% 2014	€1,635	2,544
UniCredito Italiano SpA 5.584% 2017[2,4]	$9,480	9,589
UniCredito Italiano SpA 6.00% 2017[4]	6,700	6,649
Santander Issuances, SA Unipersonal 5.805% 2016[2,4]	7,300	7,249
Santander Perpetual, SA Unipersonal 4.375% (undated)[2,3]	€2,065	2,746
Santander Perpetual, SA Unipersonal 6.671% (undated)[2,4]	$3,000	2,708
Abbey National PLC 6.70% (undated)[2]	5,600	5,414
HSBK (Europe) BV 7.75% 2013	3,125	2,995
HSBK (Europe) BV 7.75% 2013[4]	505	484
HSBK (Europe) BV 7.25% 2017[4]	13,760	12,105
Barclays Bank PLC 5.926% (undated)[2,3,4]	1,445	1,176
Barclays Bank PLC 7.434% (undated)[2,4]	15,645	14,168
Royal Bank of Scotland Group PLC 6.99% (undated)[2,4]	17,440	14,829
Bank of America Corp. 5.75% 2017	6,500	6,739
Bank of America Corp. 6.50% 2037	7,300	7,324
Merrill Lynch & Co., Inc. 5.45% 2013	10,000	9,849
Merrill Lynch & Co., Inc. 6.11% 2037	3,970	3,147
CIT Group Inc. 6.875% 2009	2,500	2,142
CIT Group Inc. 3.524% 2011[2]	5,000	3,706
CIT Group Inc. 5.40% 2013	4,000	3,207
CIT Group Inc. 5.65% 2017	2,255	1,751
CIT Group Inc. 6.10% 2067[2]	4,625	2,063
Capmark Financial Group, Inc. 3.746% 2010[2,4]	6,750	4,474
Capmark Financial Group, Inc. 5.875% 2012[4]	6,000	3,805
Capmark Financial Group, Inc. 6.30% 2017[4]	6,550	3,933
Lehman Brothers Holdings Inc. 5.625% 2013	5,400	5,256
Lehman Brothers Holdings Inc. 6.50% 2017[3]	6,340	6,270
Fifth Third Bancorp 8.25% 2038	3,000	3,065
Fifth Third Capital Trust IV 6.50% 2067[2,3]	11,900	8,270
Resona Bank, Ltd. 3.75% 2015[2]	€1,015	1,498
Resona Bank, Ltd. 4.125% (undated)[2]	970	1,295
Resona Bank, Ltd. 5.85% (undated)[2,3,4]	$10,875	8,494
CNA Financial Corp. 6.60% 2008	1,736	1,762
CNA Financial Corp. 5.85% 2014	625	619
CNA Financial Corp. 6.50% 2016	5,540	5,608
CNA Financial Corp. 7.25% 2023	3,000	3,066
Catlin Insurance Ltd. 7.249% (undated)[2,4]	13,110	10,959
Hospitality Properties Trust 6.85% 2012	340	321
Hospitality Properties Trust 6.75% 2013	1,500	1,476
Hospitality Properties Trust 6.30% 2016	1,300	1,153
Hospitality Properties Trust 5.625% 2017	5,155	4,141
Hospitality Properties Trust 6.70% 2018	3,530	3,029
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	€1,595	2,200
Westfield Group 5.40% 2012[4]	$5,000	4,869
Westfield Group 5.70% 2016[4]	3,130	2,835
Sumitomo Mitsui Banking Corp. 4.375% 2014[2]	€1,645	2,512
Sumitomo Mitsui Banking Corp. 5.625% (undated)[2,4]	$8,250	6,988
PNC Funding Corp. 3.444% 2014[2]	5,000	4,707
PNC Funding Corp., Series II, 6.113% (undated)[2,3,4]	2,500	1,562
PNC Funding Corp., Series I, 6.517% (undated)[2,3,4]	4,700	3,172
Realogy Corp., Term Loan B, 7.505% 2013[1,2,5]	391	315
Realogy Corp., Term Loan, Letter of Credit, 8.24% 2013[1,2,5]	105	85
Realogy Corp. 10.50% 2014	7,280	4,932
Realogy Corp. 11.00% 2014[6]	5,000	2,875
Realogy Corp. 12.375% 2015	2,500	1,125
Liberty Mutual Group Inc. 6.50% 2035[4]	435	399
Liberty Mutual Group Inc. 7.50% 2036[4]	4,875	4,631
Liberty Mutual Group Inc., Series A, 7.80% 2087[4]	4,995	4,222
Lincoln National Corp. 5.65% 2012	3,250	3,317
Lincoln National Corp. 7.00% 2066[2]	5,620	5,161
Host Marriott, LP, Series M, 7.00% 2012	4,050	3,979
Host Marriott, LP, Series K, 7.125% 2013	1,500	1,477
Host Hotels & Resorts, LP, Series S, 6.875% 2014	3,000	2,872
HBOS PLC 5.375% (undated)[2,3,4]	7,750	6,335
HBOS PLC 6.657% (undated)[2,4]	2,500	1,791
Hartford Financial Services Group, Inc. 6.30% 2018	2,160	2,168
Glen Meadow Pass Through Trust 6.505% 2067[2,3,4]	7,550	5,943
TuranAlem Finance BV 7.75% 2013[4]	1,000	845
TuranAlem Finance BV 8.50% 2015	2,750	2,286
TuranAlem Finance BV 8.50% 2015[4]	875	727
TuranAlem Finance BV 8.25% 2037[4]	5,000	3,959
American Express Centurion Bank 6.00% 2017	2,500	2,429
American Express Co. 6.15% 2017	1,500	1,496
American Express Co. 6.80% 2066[2]	4,000	3,767
Kimco Realty Corp. 6.00% 2012	500	496
Kimco Realty Corp., Series C, 4.82% 2014	2,500	2,432
Kimco Realty Corp. 5.70% 2017	5,000	4,553
Standard Chartered Bank 6.40% 2017[4]	1,400	1,429
Standard Chartered PLC 6.409% (undated)[2,3,4]	7,400	5,806
Rouse Co. 3.625% 2009	1,140	1,079
Rouse Co. 7.20% 2012	2,360	2,166
Rouse Co. 6.75% 2013[4]	4,500	3,900
Goldman Sachs Group, Inc. 6.15% 2018	2,750	2,751
Goldman Sachs Group, Inc. 6.75% 2037	4,590	4,283
AXA SA 6.379% (undated)[2,4]	3,360	2,716
AXA SA 6.463% (undated)[2,4]	5,000	4,020
HSBC Holdings PLC 6.50% 2037	6,960	6,623
ZFS Finance (USA) Trust II 6.45% 2065[2,4]	5,000	4,552
ZFS Finance (USA) Trust V 6.50% 2067[2,4]	2,000	1,808
ORIX Corp. 5.48% 2011	6,440	6,241
Wells Fargo Bank, National Assn. 4.75% 2015	3,000	2,930
Wells Fargo Bank, National Assn. 5.75% 2016	2,500	2,595
Genworth Financial, Inc. 6.15% 2066[2]	6,500	5,438
ERP Operating LP 4.75% 2009	1,000	999
ERP Operating LP 6.625% 2012	2,000	2,034
ERP Operating LP 6.584% 2015	2,500	2,389
Société Générale 5.75% 2016[3,4]	1,650	1,638
Société Générale 5.922% (undated)[2,4]	4,500	3,680
E*TRADE Financial Corp. 8.00% 2011	3,075	2,583
E*TRADE Financial Corp. 7.375% 2013	2,000	1,430
E*TRADE Financial Corp. 7.875% 2015	1,050	751
Kazkommerts International BV 7.00% 2009[4]	500	473
Kazkommerts International BV 7.875% 2014[4]	800	664
Kazkommerts International BV 8.00% 2015	1,300	1,035
Kazkommerts International BV 8.00% 2015[4]	1,250	995
Kazkommerts International BV, Series 4, 7.50% 2016	2,000	1,505
Wachovia Bank NA 6.60% 2038	5,000	4,647
Charles Schwab Corp., Series A, 6.375% 2017	3,000	3,003
Schwab Capital Trust I 7.50% 2037[2]	1,740	1,622
Korea Development Bank 5.30% 2013	4,500	4,616
Capital One Financial Corp. 6.15% 2016[3]	5,000	4,333
Nationwide Financial Services, Inc. 6.75% 2067[2]	5,155	4,302
Development Bank of Singapore Ltd. 7.875% 2009[4]	4,000	4,217
Silicon Valley Bank 5.70% 2012	4,000	4,130
iStar Financial, Inc. 5.375% 2010	3,500	2,766
iStar Financial, Inc. 6.00% 2010	750	585
iStar Financial, Inc., Series B, 5.125% 2011	1,000	770
BNP Paribas 7.195% (undated)[2,4]	4,500	3,997
Downey Financial Corp. 6.50% 2014	4,500	3,914
Lloyds TSB Group PLC 6.267% (undated)[2,4]	5,000	3,841
ACE INA Holdings Inc. 5.875% 2014	1,080	1,117
ACE INA Holdings Inc. 5.80% 2018	1,400	1,401
ACE INA Holdings Inc. 6.70% 2036	1,155	1,123
UnumProvident Corp. 5.859% 2009	2,000	2,060
UnumProvident Finance Co. PLC 6.85% 2015[4]	1,500	1,517
Northern Rock PLC 5.60% (undated)[2,3,4]	1,800	1,035
Northern Rock PLC 6.594% (undated)[2,3,4]	4,400	2,530
Simon Property Group, LP 4.875% 2010	1,000	998
Simon Property Group, LP 5.375% 2011	2,500	2,483
Allstate Corp., Series B, 6.125% 2067[2]	980	904
Allstate Corp., Series A, 6.50% 2067[2]	3,000	2,478
Chubb Corp. 6.375% 2037[2]	3,505	3,270
North Front Pass Through Trust 5.81% 2024[2,3,4]	3,125	2,500
Nationwide Mutual Insurance Co. 7.875% 2033[4]	515	522
Lazard Group LLC 7.125% 2015	3,010	2,932
BBVA International SA Unipersonal 5.919% (undated)[2,3,4]	3,600	2,754
ProLogis 5.50% 2012	2,500	2,508
Shinsei Bank, Ltd. 3.75% 2016[2]	€1,030	1,456
Shinsei Bank, Ltd. 3.75% 2016[2]	675	954
Banco Mercantil del Norte, SA 6.135% 2016[4]	$1,550	1,528
Banco Mercantil del Norte, SA 6.862% 2021[2,4]	900	831
Rodamco Europe Finance BV, Series 5, 3.75% 2012	€1,600	2,306
New York Life Global Funding 3.875% 2009[4]	$2,250	2,267
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	2,250	2,222
SunTrust Banks, Inc.7.25% 2018	2,150	2,203
MetLife, Inc. 5.50% 2014	2,044	2,078
Monumental Global Funding III 5.25% 2014[4]	2,000	2,008
United Dominion Realty Trust, Inc. 6.50% 2009	1,000	1,022
United Dominion Realty Trust, Inc. 5.00% 2012	1,000	977
Developers Diversified Realty Corp. 3.875% 2009	1,000	985
Developers Diversified Realty Corp. 4.625% 2010	1,000	960
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066[2,3]	3,000	1,800
Loews Corp. 6.00% 2035	1,800	1,630
Prudential Holdings, LLC, Series C, 8.695% 2023[1,4]	1,250	1,557
City National Corp. 5.125% 2013	1,500	1,478
Banco Santander-Chile 5.375% 2014[4]	1,500	1,465
XL Capital Ltd. 6.25% 2027	1,250	1,011
Mangrove Bay Pass Through Trust 6.102% 2033[2,3,4]	390	195
Twin Reefs Asset Trust (XLFA), Series B, 4.058% 2079[2,4]	2,500	253
Morgan Stanley 10.09% 2017[3]	BRL3,000	1,448
QBE Capital Funding II LP 6.797% (undated)[2,4]	$1,415	1,284
Chohung Bank 4.50% 2014[2,3]	1,030	1,011
SLM Corp., Series A, 5.40% 2011	1,210	978
Chevy Chase Bank, FSB 6.875% 2013	1,000	940
Assurant, Inc. 5.625% 2014	765	752
Zions Bancorporation 5.50% 2015	740	663
Brandywine Operating Partnership, LP 5.70% 2017	770	626
BCI U.S. Funding Trust I 8.01% noncumulative preferred (undated)[2,4]	500	507
Advanta Capital Trust I, Series B, 8.99% 2026	500	326
Ambac Financial Group, Inc. 6.15% 2087[2]	640	244
Plum Creek Timberlands, LP 5.875% 2015	185	192
		720,587

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 12.15%
U.S. Treasury 5.50% 2009	21,372	22,317
U.S. Treasury 4.25% 2011	20,380	21,800
U.S. Treasury 4.875% 2011	25,440	27,849
U.S. Treasury 3.00% 2012[2,3,7]	28,053	31,440
U.S. Treasury 4.25% 2012	22,825	24,680
U.S. Treasury 4.875% 2012	36,190	39,959
U.S. Treasury 3.875% 2013	50,000	53,383
U.S. Treasury 4.25% 2013	5,000	5,443
U.S. Treasury 4.00% 2014	9,000	9,707
U.S. Treasury 5.125% 2016	145,800	166,030
U.S. Treasury 7.50% 2016	10,000	13,055
U.S. Treasury 9.25% 2016	11,000	15,682
U.S. Treasury 4.625% 2017	6,940	7,619
U.S. Treasury 8.50% 2020	25,500	36,620
U.S. Treasury 6.00% 2026	4,000	4,859
U.S. Treasury 5.25% 2029	8,500	9,598
U.S. Treasury 4.50% 2036	6,935	7,167
Freddie Mac 5.25% 2011	30,500	32,799
Freddie Mac: 5.75% 2012	40,000	43,893
Fannie Mae 5.50% 2011	5,000	5,402
Fannie Mae 5.25% 2012	26,000	27,165
Fannie Mae 4.625% 2013	20,000	20,343
CoBank ACB 3.40% 2022[2,4]	21,925	16,756
Federal Home Loan Bank 5.625% 2016	10,000	10,427
United States Agency for International Development, Republic of Egypt 4.45% 2015	5,000	5,198
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	428	445
		659,636

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 10.54%
Japanese Government 0.90% 2008	¥1,142,400	11,471
Japanese Government 1.80% 2008	1,173,050	11,782
Japanese Government 1.30% 2011	1,114,000	11,395
Japanese Government 1.50% 2014	720,000	7,521
Japanese Government 1.70% 2016	4,070,450	42,848
Japanese Government 1.70% 2017	218,050	2,282
Japanese Government 2.30% 2035	637,700	6,307
Swedish Government 5.00% 2009	SKr189,325	32,110
Swedish Government 5.00% 2020	39,290	7,235
Polish Government, Series 608, 5.75% 2008	PLN24,070	10,814
Polish Government 6.00% 2009	37,190	16,666
Polish Government 5.25% 2017	25,590	10,943
German Government 3.75% 2013	€8,170	12,995
German Government 3.50% 2016	1,665	2,569
German Government, Series 6, 4.00% 2016	13,920	22,139
Israeli Government 7.50% 2014[3]	ILS35,117	11,068
Israeli Government 6.50% 2016[3]	70,755	21,138
Israeli Government 5.50% 2017[3]	19,200	5,337
Spanish Government 2.90% 2008	€10,450	16,395
Spanish Government 6.15% 2013	10,620	18,433
Spanish Government 4.10% 2018	1,100	1,722
United Kingdom 5.25% 2012	£1,110	2,313
United Kingdom 4.75% 2015	9,596	19,808
United Kingdom 4.00% 2016	2,670	5,227
United Kingdom 8.00% 2021	1,030	2,728
United Kingdom 4.75% 2038	2,970	6,261
Malaysian Government 3.869% 2010	MYR27,435	8,657
Malaysian Government 3.756% 2011	8,000	2,526
Malaysian Government 3.718% 2012	17,800	5,622
Malaysian Government 4.262% 2016	20,900	6,763
Malaysian Government 3.814% 2017	32,810	10,266
Singapore (Republic of) 4.375% 2009	$ S18,230	13,579
Singapore (Republic of) 3.125% 2011	14,955	11,461
Singapore (Republic of) 3.75% 2016	10,040	8,119
Queensland Treasury Corp. 6.00% 2011	A$6,040	5,397
Queensland Treasury Corp. 6.00% 2015	23,470	20,622
Queensland Treasury Corp. 6.00% 2017	4,610	4,026
United Mexican States Government Global 9.875% 2010	$1,000	1,117
United Mexican States Government Global 6.375% 2013	1,260	1,387
United Mexican States Government, Series MI10, 9.50% 2014	MXN30,900	3,229
United Mexican States Government, Series M20, 10.00% 2024	93,400	10,834
United Mexican States Government Global 6.05% 2040	$9,000	9,022
South Korean Government 5.00% 2011	KRW11,613,590	11,701
South Korean Government 4.25% 2014	3,978,800	3,819
South Korean Government 5.25% 2015	7,841,440	7,945
Belgium (Kingdom of), Series 49, 4.00% 2017	€10,980	17,094
Belgium (Kingdom of), Series 40, 5.50% 2017	3,050	5,294
KfW 6.25% 2012	A$8,000	7,070
KfW 1.35% 2014	¥564,000	5,771
Canadian Government 3.75% 2008	$ C10,150	9,907
Canadian Government 4.25% 2026[2,3,7]	1,238	1,769
Netherlands Government Eurobond 4.25% 2013	€6,780	10,967
French Government O.A.T. Eurobond 4.75% 2035	5,190	8,317
Russian Federation 8.25% 2010[1]	$1,556	1,648
Russian Federation 8.25% 2010[1,4]	889	942
Russian Federation 7.50% 2030[1]	4,925	5,685
European Investment Bank 6.125% 2017	A$9,110	7,929
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	$5,750	7,568
Panama (Republic of) Global 7.125% 2026	390	423
Panama (Republic of) Global 9.375% 2029	500	660
Panama (Republic of) Global 6.70% 2036[1]	3,450	3,528
Argentina (Republic of) 1.933% 2012[1,2,3]	4,000	2,119
Argentina (Republic of) 5.83% 2033[1,2,3,6,7]	ARS9,498	1,989
Corporación Andina de Fomento 5.75% 2017	$3,000	2,938
Ireland Government 4.50% 2018	€1,100	1,772
Austria (Republic of) 4.30% 2017	1,100	1,764
Dominican Republic 9.04% 2018[1,4]	$1,093	1,167
El Salvador (Republic of) 7.65% 2035[4]	580	618
		572,538

CONSUMER DISCRETIONARY — 7.58%
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 11.75% 2011	1,225	743
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	425	311
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[4]	6,200	5,719
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	4,425	3,806
Charter Communications Operating, LLC, Term Loan Facilities B, 5.26% 2014[1,2,5]	10,125	8,582
Charter Communications Operating, LLC, Term Loan Facilities C, 8.50% 2014[1,2,5]	5,000	4,868
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[4]	3,000	2,970
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	4,000	2,800
General Motors Corp. 7.20% 2011	4,000	3,350
General Motors Corp. 7.125% 2013	10,250	7,918
General Motors Corp. 7.25% 2013	€1,000	1,255
General Motors Corp. 8.80% 2021	$19,470	14,846
General Motors Corp. 9.40% 2021	1,000	765
General Motors Corp. 8.375% 2033	890	632
Tele-Communications, Inc. 9.80% 2012	2,000	2,283
Comcast Corp. 5.85% 2015	6,275	6,204
Comcast Corp. 6.30% 2017	3,380	3,427
Comcast Corp. 6.95% 2037	8,730	8,775
Univision Communications, Inc., Second Lien Term Loan B, 5.204% 2009[1,2,5]	725	687
Univision Communications Inc. 7.85% 2011	4,000	3,570
Univision Communications, Inc., First Lien Term Loan B, 5.494% 2014[1,2,5]	5,010	3,967
Univision Communications Inc. 9.75% 2015[4,6]	16,015	9,769
News America Inc. 4.75% 2010	2,000	2,012
News America Holdings Inc. 9.25% 2013	2,500	2,904
News America Holdings Inc. 8.25% 2018	4,885	5,700
News America Inc. 6.65% 2037[4]	5,400	5,463
News America Inc. 6.75% 2038	1,000	1,050
AOL Time Warner Inc. 6.875% 2012	1,250	1,292
AOL Time Warner Inc. 7.625% 2031	10,635	11,154
Time Warner Inc. 6.50% 2036	3,660	3,368
Target Corp. 6.00% 2018	5,500	5,641
Target Corp. 7.00% 2038	9,500	9,796
Federated Retail Holdings, Inc. 5.35% 2012	5,056	4,822
Federated Retail Holdings, Inc. 5.90% 2016	9,780	8,706
J.C. Penney Co., Inc. 8.00% 2010	6,655	6,948
J.C. Penney Co., Inc. 9.00% 2012	2,485	2,736
J.C. Penney Corp., Inc. 5.75% 2018	2,940	2,719
K. Hovnanian Enterprises, Inc. 6.00% 2010	3,225	2,112
K. Hovnanian Enterprises, Inc. 6.50% 2014	1,545	1,051
K. Hovnanian Enterprises, Inc. 6.25% 2015	2,980	2,012
K. Hovnanian Enterprises, Inc. 6.25% 2016	2,190	1,489
K. Hovnanian Enterprises, Inc. 7.50% 2016	1,780	1,246
K. Hovnanian Enterprises, Inc. 8.625% 2017	5,625	4,359
MGM MIRAGE 6.00% 2009	4,750	4,738
MGM MIRAGE 6.75% 2012	4,000	3,730
MGM MIRAGE 6.75% 2013	1,250	1,156
MGM MIRAGE 5.875% 2014	1,700	1,462
Michaels Stores, Inc., Term Loan B, 5.438% 2013[1,2,5]	2,233	1,879
Michaels Stores, Inc. 10.00% 2014	8,950	7,876
Michaels Stores, Inc. 0%/13.00% 2016[8]	750	345
Michaels Stores, Inc. 11.375% 2016	750	593
D.R. Horton, Inc. 8.00% 2009	2,700	2,666
D.R. Horton, Inc. 7.875% 2011	1,100	1,071
D.R. Horton, Inc. 5.25% 2015	4,700	3,925
D.R. Horton, Inc. 6.50% 2016	1,245	1,114
Mohegan Tribal Gaming Authority 6.375% 2009	5,250	5,276
Mohegan Tribal Gaming Authority 7.125% 2014	3,300	2,723
CanWest Media Inc., Series B, 8.00% 2012	8,253	7,881
Standard Pacific Corp. 5.125% 2009	2,000	1,750
Standard Pacific Corp. 6.875% 2011	300	227
Standard Pacific Corp. 7.75% 2013	4,500	3,296
Standard Pacific Corp. 6.25% 2014	1,345	968
Standard Pacific Corp. 7.00% 2015	1,340	968
Cox Communications, Inc. 7.875% 2009	1,500	1,570
Cox Communications, Inc. 4.625% 2010	1,750	1,752
Cox Communications, Inc. 5.45% 2014	3,500	3,451
Radio One, Inc., Series B, 8.875% 2011	6,845	5,527
Radio One, Inc. 6.375% 2013	1,300	943
Allison Transmission Holdings, Inc., Term Loan B, 5.75% 2014[1,2,5]	4,975	4,386
Allison Transmission Holdings, Inc. 11.00% 2015[4]	2,250	1,969
Edcon Pty Ltd. 7.856% 2014[2]	€6,000	6,301
Beazer Homes USA, Inc. 8.625% 2011	$5,000	3,875
Beazer Homes USA, Inc. 8.125% 2016	3,145	2,335
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	6,200	5,999
Liberty Media Corp. 7.75% 2009	1,750	1,762
Liberty Media Corp. 7.875% 2009	2,200	2,219
Liberty Media Corp. 8.25% 2030	2,375	2,005
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	750	733
Dex Media, Inc., Series B, 0%/9.00% 2013[8]	1,400	1,015
Dex Media, Inc., Series B, 0%/9.00% 2013[8]	1,250	906
R.H. Donnelley Corp., Series A-1, 6.875% 2013	425	261
Dex Media, Inc., Series B, 8.00% 2013	1,250	919
R.H. Donnelley Corp., Series A-3, 8.875% 2016	1,200	765
R.H. Donnelley Corp. 8.875% 2017[4]	2,000	1,260
CSC Holdings, Inc., Series B, 8.125% 2009	3,750	3,797
CSC Holdings, Inc., Series B, 7.625% 2011	1,000	994
Cablevision Systems Corp., Series B, 8.00% 2012	1,000	978
DaimlerChrysler North America Holding Corp. 8.00% 2010	3,000	3,214
DaimlerChrysler North America Holding Corp. 7.75% 2011	2,330	2,507
Chancellor Media Corp. of Los Angeles 8.00% 2008	4,250	4,387
Clear Channel Communications, Inc. 5.50% 2014	1,425	1,027
NTL Cable PLC 8.75% 2014	2,675	2,414
NTL Cable PLC 8.75% 2014	€1,000	1,362
NTL Cable PLC 9.75% 2014	£700	1,182
Time Warner Cable Inc. 5.40% 2012	$5,000	4,917
Centex Corp. 5.70% 2014	890	726
Centex Corp. 5.25% 2015	2,340	1,816
Centex Corp. 6.50% 2016	2,840	2,375
Ford Motor Co., Term Loan B, 5.80% 2013[1,2,5]	5,210	4,290
Ford Motor Co. 6.50% 2018	555	375
Ford Motor Co. 8.875% 2022	315	246
Idearc Inc. 8.00% 2016	7,450	4,861
Marriott International, Inc., Series J, 5.625% 2013	5,000	4,832
KB Home 5.875% 2015	1,630	1,418
KB Home 6.25% 2015	3,735	3,329
Harrah’s Operating Co., Inc. 5.50% 2010	4,500	3,960
Harrah’s Operating Co., Inc. 5.625% 2015	1,000	585
Royal Caribbean Cruises Ltd. 8.00% 2010	1,375	1,405
Royal Caribbean Cruises Ltd. 8.75% 2011	2,675	2,769
Grupo Posadas, SA de CV 8.75% 2011[4]	4,000	4,170
Thomson Learning 10.50% 2015[4]	4,500	3,893
Toys “R” Us, Inc. 7.625% 2011	4,580	3,744
Delphi Automotive Systems Corp. 6.50% 2009[9]	7,500	2,475
Delphi Corp. 6.50% 2013[9]	480	154
Delphi Automotive Systems Corp. 6.55% 2006[9]	500	160
Delphi Automotive Systems Corp. 7.125% 2029[9]	1,750	560
Seminole Tribe of Florida 5.798% 2013[1,4]	1,575	1,643
Seminole Tribe of Florida 7.804% 2020[1,3,4]	1,500	1,521
Toll Brothers, Inc. 4.95% 2014	765	701
Toll Brothers, Inc. 5.15% 2015	2,365	2,142
Kabel Deutschland GmbH 10.625% 2014	2,625	2,589
Visteon Corp. 8.25% 2010	1,500	1,234
Visteon Corp. 7.00% 2014	2,000	1,275
Vidéotron Ltée 6.875% 2014	1,625	1,507
Vidéotron Ltée 6.375% 2015	1,000	880
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	2,275	2,318
Viacom Inc. 6.25% 2016	2,040	1,989
Viacom Inc. 6.875% 2036	260	251
DaimlerChrysler Financial Services Americas LLC, First Lien Term Loan, 6.80% 2012[1,2,5]	2,632	2,197
Staples, Inc. 7.375% 2012	2,000	2,190
American Media Operations, Inc. 8.875% 2011	3,030	2,015
American Media Operations, Inc. 8.875% 2011[4]	110	73
Boyd Gaming Corp. 7.75% 2012	1,350	1,256
Boyd Gaming Corp. 6.75% 2014	1,000	825
Dillard’s, Inc. 6.625% 2008	700	702
Dillard Department Stores, Inc. 9.125% 2011	1,400	1,351
Dollar General Corp. 10.625% 2015	1,050	1,019
Dollar General Corp. 11.875% 2017[6]	1,150	1,012
Tenneco Automotive Inc. 8.625% 2014	2,000	1,975
Neiman Marcus Group, Inc. 9.00% 2015[6]	1,900	1,910
Young Broadcasting Inc. 10.00% 2011	2,716	1,718
MDC Holdings, Inc. 5.50% 2013	1,750	1,668
Cinemark USA, Inc., Term Loan B, 4.82% 2013[1,2,5]	836	755
Cinemark, Inc. 0%/9.75% 2014[8]	1,000	905
Goodyear Tire & Rubber Co. 8.663% 2009[2]	1,375	1,373
Quebecor Media Inc. 7.75% 2016	1,325	1,216
YUM! Brands, Inc. 7.70% 2012	1,000	1,092
Claire’s Stores, Inc. 9.25% 2015	1,675	1,059
Thomson Corp. 6.20% 2012	1,035	1,058
Regal Cinemas Corp., Series B, 9.375% 2012[3]	1,000	1,033
William Lyon Homes, Inc. 7.625% 2012	1,500	758
Carnival Corp. 6.15% 2008	750	751
AMC Entertainment Inc. 8.00% 2014	675	575
Education Management LLC and Education Management Finance Corp. 8.75% 2014	650	553
		411,435

INDUSTRIALS — 4.17%
Continental Airlines, Inc., Series 2001-1, Class A-2, 6.503% 2011[1]	1,000	976
Continental Airlines, Inc. 8.75% 2011	2,000	1,565
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[1]	3,570	3,542
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[1]	232	216
Continental Airlines, Inc., Series 1997-4B, Class B, 6.90% 2018[1]	1,279	1,151
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[1]	1,858	1,834
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[1]	3,126	3,009
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[1]	1,169	1,127
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[1]	3,909	3,596
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[1]	634	610
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[1]	1,325	1,140
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[1]	2,691	2,699
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[1]	2,545	2,546
Delta Air Lines, Inc., Series 2000-1, Class A-1, 7.379% 2011[1]	539	531
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[1]	8,627	8,600
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2012[1]	1,000	935
Delta Air Lines, Inc., Series 2002-1, Class C, 7.779% 2013[1]	238	221
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[1]	10,798	10,817
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[1]	1,568	1,562
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[1]	1,310	1,235
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[1]	1,559	1,542
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[1]	1,850	1,776
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[1]	8,535	8,551
AMR Corp. 9.00% 2016	1,500	1,058
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[1]	935	767
AMR Corp. 10.20% 2020	1,345	948
AMR Corp. 10.00% 2021[3]	1,200	646
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 6.45% 2014[1,2,5]	4,316	4,173
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 6.99% 2014[1,2,5]	4,287	4,145
DAE Aviation Holdings, Inc. 11.25% 2015[4]	8,255	8,172
Koninklijke Philips Electronics NV 4.625% 2013	4,300	4,327
Koninklijke Philips Electronics NV 6.875% 2038	10,000	10,702
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[1]	321	320
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[1,9]	3,633	4,178
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[1]	3,736	3,698
United Air Lines, Inc., Term Loan B, 4.625% 2014[1,2,5]	712	572
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[1]	309	310
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[1]	458	453
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11% 2006[1,3,9]	230	0
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[1,3]	3,862	3,572
CSX Corp. 6.25% 2015	5,000	5,077
CSX Corp. 7.45% 2038	7,500	7,724
General Electric Co. 5.00% 2013	1,250	1,296
General Electric Co. 5.25% 2017	1,500	1,501
General Electric Capital Corp., Series A, 5.625% 2017	2,250	2,307
General Electric Capital Corp., Series A, 3.432% 2018[2]	1,000	937
General Electric Capital Corp., Series A, 3.475% 2026[2]	6,400	5,342
Nielsen Finance LLC, Term Loan B, 5.346% 2013[1,2,5]	2,992	2,705
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	5,300	5,300
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[8]	4,200	2,678
Allied Waste North America, Inc., Series B, 6.50% 2010	1,000	1,005
Allied Waste North America, Inc., Series B, 5.75% 2011	1,000	983
Allied Waste North America, Inc., Series B, 6.125% 2014	2,750	2,668
Allied Waste North America, Inc., Series B, 7.375% 2014	1,000	989
Allied Waste North America, Inc. 7.25% 2015	2,000	2,008
Allied Waste North America, Inc. 6.875% 2017	2,000	1,970
Northwest Airlines, Inc., Term Loan A, 4.45% 2018[1,2,5]	9,432	8,348
Hutchison Whampoa International Ltd. 7.00% 2011[4]	500	530
Hutchison Whampoa International Ltd. 6.50% 2013[4]	6,750	6,883
Kansas City Southern Railway Co. 9.50% 2008	1,850	1,885
Kansas City Southern Railway Co. 7.50% 2009	4,200	4,284
ARAMARK Corp., Term Loan B, 4.571% 2014[1,2,5]	3,202	2,995
ARAMARK Corp., Term Loan B, Letter of Credit, 4.571% 2014[1,2,5]	76	71
ARAMARK Corp. 6.739% 2015[2]	200	178
ARAMARK Corp. 8.50% 2015	2,175	2,191
Tyco International Group SA 6.125% 2008	2,375	2,393
Tyco International Group SA 7.00% 2028	620	597
Tyco International Group SA 6.875% 2029	2,380	2,333
Ashtead Group PLC 8.625% 2015[4]	1,000	805
Ashtead Capital, Inc. 9.00% 2016[4]	4,500	3,668
Union Pacific Corp. 5.75% 2017	1,080	1,095
Union Pacific Corp. 5.70% 2018	3,265	3,252
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[1,4]	1,560	1,681
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,4]	1,753	1,807
TFM, SA de CV 9.375% 2012	3,150	3,268
RBS Global, Inc. and Rexnord LLC 9.50% 2014	3,250	3,055
Atrium Companies, Inc., Term Loan B, 7.21% 2012[1,2,5]	3,456	2,747
American Standard Inc. 7.625% 2010	2,300	2,465
THL Buildco, Inc. 8.50% 2014	3,225	2,403
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	2,325	2,377
Atlas Copco AB 5.60% 2017[4]	2,340	2,339
US Investigations Services, Inc. 11.75% 2016[4]	2,955	2,216
John Deere Capital Corp. 5.40% 2011	2,000	2,104
John Deere Capital Corp. 4.50% 2013	499	499
USG Corp. 6.30% 2016	2,000	1,590
Waste Management, Inc. 7.375% 2010	650	685
WMX Technologies, Inc. 7.10% 2026	500	523
Volvo Treasury AB 5.00% 2017	€590	872
BNSF Funding Trust I 6.613% 2055[2]	$685	624
RSC Holdings III, LLC, Second Lien Term Loan B, 8.15% 2013[1,2,5]	696	595
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,4]	463	505
		226,175

TELECOMMUNICATION SERVICES — 3.84%
Nextel Communications, Inc., Series E, 6.875% 2013	16,720	13,219
Nextel Communications, Inc., Series D, 7.375% 2015	17,740	13,669
Sprint Nextel Corp. 6.00% 2016	8,750	6,814
Sprint Capital Corp. 8.75% 2032	5,350	4,531
AT&T Corp. 7.30% 2011[2]	1,850	2,005
AT&T Wireless Services, Inc. 7.875% 2011	1,890	2,057
SBC Communications Inc. 5.10% 2014	2,700	2,686
SBC Communications Inc. 5.625% 2016	6,750	6,780
AT&T Inc. 5.50% 2018	11,335	11,119
SBC Communications Inc. 6.45% 2034	2,130	2,088
AT&T Inc. 6.30% 2038	2,860	2,775
U S WEST Capital Funding, Inc. 6.375% 2008	100	100
Qwest Capital Funding, Inc. 7.90% 2010	4,295	4,316
Qwest Capital Funding, Inc. 7.25% 2011	6,475	6,184
Qwest Communications International Inc. 7.25% 2011	4,000	3,860
Qwest Corp. 8.875% 2012	1,250	1,281
Qwest Capital Funding, Inc. 7.625% 2021	350	298
U S WEST Capital Funding, Inc. 6.875% 2028	700	553
British Telecommunications PLC 5.15% 2013	4,000	3,946
British Telecommunications PLC 5.95% 2018	12,500	12,134
Verizon Communications Inc. 5.50% 2017	8,885	8,770
Verizon Global Funding Corp. 7.75% 2030	1,900	2,070
Verizon Communications Inc. 6.40% 2038	2,710	2,647
American Tower Corp. 7.125% 2012	5,250	5,394
American Tower Corp. 7.50% 2012	4,500	4,624
American Tower Corp. 7.00% 2017[4]	1,650	1,658
Intelsat, Ltd. 6.50% 2013	3,000	1,965
Intelsat (Bermuda), Ltd. 8.25% 2013	1,775	1,797
Intelsat (Bermuda), Ltd. 0%/9.25% 2015[8]	1,200	1,026
Intelsat Corp. 9.00% 2016	2,500	2,531
Intelsat (Bermuda), Ltd. 9.25% 2016	2,000	2,025
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,700	1,738
Windstream Corp. 8.625% 2016	5,800	5,728
Cricket Communications, Inc. 9.375% 2014	4,880	4,648
Cricket Communications, Inc. 9.375% 2014[4]	2,700	2,572
Telecom Italia SpA 7.25% 2012	€905	1,455
Telecom Italia Capital SA 5.25% 2015	$4,000	3,640
Telecom Italia SpA 7.75% 2033	€1,350	2,123
Rogers Wireless Inc. 7.25% 2012	$3,825	4,100
Rogers Wireless Inc. 7.50% 2015	1,975	2,078
Rural Cellular Corp. 6.076% 2013[2]	5,500	5,528
Singapore Telecommunications Ltd. 6.375% 2011[4]	5,000	5,409
Telefónica Emisiones, SAU 5.984% 2011	5,000	5,152
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	2,000	1,985
Centennial Communications Corp. 10.479% 2013[2]	500	438
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[2]	2,700	2,565
Embarq Corp. 6.738% 2013	5,000	4,840
Cincinnati Bell Inc. 7.25% 2013	3,750	3,703
Triton PCS, Inc. 8.50% 2013	3,250	3,400
Hawaiian Telcom Communications, Inc. 9.75% 2013	2,870	1,564
Hawaiian Telcom Communications, Inc. 10.318% 2013[2]	2,195	1,152
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	1,125	411
NTELOS Inc., Term Loan B, 5.27% 2011[1,2,5]	2,425	2,325
Level 3 Financing, Inc. 9.25% 2014	2,500	2,056
Digicel Group Ltd. 8.875% 2015[4]	2,000	1,675
France Télécom 7.75% 2011[2]	1,500	1,628
Deutsche Telekom International Finance BV 8.125% 2012[2]	€835	1,434
MetroPCS Wireless, Inc. 9.25% 2014	$225	208
		208,477

ASSET-BACKED OBLIGATIONS[1] — 3.44%
Capital One Multi-asset Execution Trust, Series 2004-4, Class C, 3.468% 2012[2]	7,550	7,038
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 3.218% 2013[2]	13,500	12,102
Capital One Multi-asset Execution Trust, Series 2006-10, Class A, 5.15% 2014	3,320	3,397
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	4,750	4,841
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	3,500	3,575
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	6,750	7,006
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011	8,500	8,276
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-3-A, MBIA insured, 5.42% 2012	4,000	3,860
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	2,795	2,360
Chase Issuance Trust, Series 2005-7, Class A, 4.55% 2013	2,250	2,303
Chase Issuance Trust, Series 2007-A9, Class A, 2.848% 2014[2]	11,500	11,031
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[4]	7,445	7,231
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 2.868% 2015[2,4]	5,000	4,630
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	5,250	5,358
MBNA Credit Card Master Note Trust, Series 2002-1, Class C, 6.80% 2014	2,500	2,313
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	2,750	2,218
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012	9,340	9,468
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-3, FSA insured, 5.17% 2011	5,000	4,938
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	3,750	3,713
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[2]	6,711	6,558
CPS Auto Receivables Trust, Series 2005-D, Class A-2, FSA insured, 5.06% 2012[4]	2,944	2,953
CPS Auto Receivables Trust, Series 2007-TFC, Class A-2, XLCA insured, 5.25% 2013[4]	3,375	3,153
Providian Master Note Trust, Series 2006-B1A, Class B-1, 5.35% 2013[4]	6,000	5,708
Carrington Mortgage Loan Trust, Series 2006-NC2, Class A-2, 2.689% 2036[2]	5,000	4,625
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A-5, 2.659% 2037[2]	1,119	1,030
Drivetime Auto Owner Trust, Series 2005-A, Class A-3, MBIA insured, 5.302% 2009[4]	1,051	1,051
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 2012[2,4]	4,500	4,361
ARG Funding Corp., Series 2005-1, Class A-1, MBIA insured, 4.02% 2009[4]	500	500
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[3,4]	5,000	4,550
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[4]	4,500	4,582
Americredit Prime Automobile Receivables Trust, Series 2007-2-M, ClassA-$-A, MBIA insured, 5.35% 2016	5,000	4,300
Capital One Auto Finance Trust, Series 2007-B, Class A-3-A, MBIA insured, 5.03% 2012	4,000	3,886
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[4]	4,000	3,863
Discover Card Master Trust I, Series 2007-3, Class B1, 2.948% 2010[2]	4,000	3,685
ABFC Trust, Series 2006-HE1, Class A-2C, 2.759% 2037[2]	5,000	3,159
CWHEQ Home Equity Loan Trust, Series 2007-S1, Class A-6, MBIA insured, 5.693% 2036[2]	4,000	3,075
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	3,000	3,043
Capital Auto Receivables Asset Trust, Series 2004-2, Class A-4, 3.75% 2009	2,750	2,749
Citibank Credit Card Issuance Trust, Class 2004-A7, 3.183% 2013[2]	2,700	2,608
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[2]	4,500	2,282
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[4]	2,000	1,844
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023	1,500	1,412
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037[2]	1,500	1,293
Merrill Lynch Mortgage Investors, Inc., Series 2006-RM1, Class A-2B, 5.45% 2037[2]	1,360	1,254
Vanderbilt Mortgage and Finance, Inc., Series 2001-A, Class B-1, 8.20% 2020	1,025	1,030
Securitized Asset-backed Receivables LLC Trust, Series 2006-HE2, Class A-2C, 2.749% 2036[2]	1,350	883
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029[3]	1,514	833
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 2.699% 2037[2,3]	1,932	676
Cendant Timeshare Receivables Funding, LLC, Series 2005-1, Class A-1, FGIC insured, 4.67% 2017[4]	465	390
		186,994

ENERGY — 2.70%
Williams Companies, Inc. 6.375% 2010[4]	1,000	1,030
Williams Companies, Inc. 7.125% 2011	500	534
Williams Companies, Inc. 8.125% 2012	6,180	6,783
Williams Companies, Inc. 7.875% 2021	7,330	7,981
Williams Companies, Inc. 8.75% 2032	2,400	2,784
TransCanada PipeLines Ltd. 6.35% 2067[2]	14,250	12,616
Gaz Capital SA 6.51% 2022[4]	8,940	7,990
Gaz Capital SA, Series 9, 6.51% 2022	1,750	1,564
Gaz Capital SA 7.288% 2037[4]	3,000	2,751
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[1,4]	7,250	7,006
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[1]	4,000	3,865
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[1,4]	2,026	2,038
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[1]	28	28
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[1]	675	767
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[1,4]	360	409
Ras Laffan Liquefied Natural Gas II 5.298% 2020[1,4]	7,500	7,351
Enterprise Products Operating LP 5.65% 2013	3,375	3,372
Enterprise Products Operating LP 6.5% 2019	2,380	2,377
Enterprise Products Operating LP, Series B, 5.00% 2015	1,055	1,009
Enterprise Products Operating LP 8.375% 2066[2]	3,160	3,080
Enterprise Products Operating LP 7.034% 2068[2]	1,840	1,565
Enbridge Energy Partners, LP 6.5% 2018[4]	7,940	7,898
Southern Natural Gas Co. 5.90% 2017[4]	2,510	2,466
El Paso Natural Gas Co. 5.95% 2017	1,500	1,479
Tennessee Gas Pipeline Co. 7.00% 2028	2,000	2,003
Southern Natural Gas Co. 8.00% 2032	750	823
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	2,950	3,075
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	2,500	2,525
LUKOIL International Finance BV 6.656% 2022[4]	6,100	5,360
Marathon Oil Corp. 5.90% 2018	5,000	5,035
Qatar Petroleum 5.579% 2011[1,4]	4,278	4,479
TEPPCO Partners LP 7.00% 2067[2]	4,700	4,039
Kinder Morgan Energy Partners LP 6.75% 2011	2,000	2,097
Kinder Morgan Energy Partners LP 6.00% 2017	380	379
Kinder Morgan Energy Partners LP 6.50% 2037	900	838
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[1,4]	3,012	3,093
Petroleum Export Ltd., Class A-3, 5.265% 2011[1,4]	2,993	3,006
Transocean Inc. 6.00% 2018	2,665	2,746
Drummond Co., Inc. 7.375% 2016[4]	2,545	2,341
Newfield Exploration Co. 6.625% 2014	1,000	990
Newfield Exploration Co. 6.625% 2016	1,250	1,231
Polar Tankers, Inc. 5.951% 2037[1,4]	2,250	2,195
XTO Energy Inc. 6.25% 2017	2,000	2,136
Pemex Project Funding Master Trust 6.625% 2035	2,000	2,072
Sunoco, Inc. 5.75% 2017	2,000	1,979
Overseas Shipholding Group, Inc. 8.25% 2013	1,525	1,538
Teekay Shipping Corp. 8.875% 2011	1,375	1,461
Premcor Refining Group Inc. 6.75% 2011	1,250	1,336
Gulfstream Natural Gas 6.19% 2025[4]	1,220	1,173
		146,693

UTILITIES — 2.09%
Edison Mission Energy 7.75% 2016	6,000	6,210
Midwest Generation, LLC, Series B, 8.56% 2016[1]	1,586	1,721
Edison Mission Energy 7.00% 2017	4,050	4,050
Edison Mission Energy 7.20% 2019	5,250	5,211
Edison Mission Energy 7.625% 2027	4,500	4,253
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 6.596% 2014[1,2,5]	2,992	2,732
Texas Competitive Electric Holdings Co. LLC 10.25% 2015[4]	7,025	7,034
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015[4]	6,475	6,483
AES Corp. 9.50% 2009	695	721
AES Corp. 9.375% 2010	4,769	5,067
AES Corp. 8.75% 2013[4]	3,958	4,136
AES Red Oak, LLC, Series A, 8.54% 2019[1]	852	857
AES Ironwood, LLC 8.857% 2025[1]	1,091	1,189
AES Red Oak, LLC, Series B, 9.20% 2029[1]	2,500	2,513
MidAmerican Energy Holdings Co., Series D, 5.00% 2014	2,200	2,161
MidAmerican Energy Co. 5.30% 2018	4,000	4,004
MidAmerican Energy Holdings Co. 5.75% 2018[4]	5,000	5,059
MidAmerican Energy Holdings Co. 6.125% 2036	1,500	1,455
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	8,500	8,509
ISA Capital do Brasil SA 7.875% 2012[4]	625	647
ISA Capital do Brasil SA 8.80% 2017[4]	6,500	6,793
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[4]	3,920	3,896
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[4]	2,000	1,805
NRG Energy, Inc. 7.25% 2014	725	718
NRG Energy, Inc. 7.375% 2016	4,675	4,593
National Grid PLC 6.30% 2016	$2,315	2,382
National Grid Transco PLC 4.375% 2020	€1,290	1,713
Veolia Environnement 6.125% 2033	2,740	3,934
Constellation Energy Group, Inc. 6.125% 2009	$1,800	1,849
Constellation Energy Group, Inc. 4.55% 2015	1,080	995
Cilcorp Inc. 8.70% 2009	1,000	1,058
Union Electric Co. 5.25% 2012	1,495	1,525
SP PowerAssets Ltd. 3.80% 2008[4]	2,000	2,006
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	150	148
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	1,450	1,432
Mirant Americas Generation, Inc. 8.30% 2011	1,400	1,435
Exelon Generation Co., LLC 6.95% 2011	1,300	1,380
Scottish Power PLC 5.375% 2015	1,230	1,235
Israel Electric Corp. Ltd. 7.70% 2018[4]	500	594
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	100	104
		113,607

HEALTH CARE — 1.94%
HealthSouth Corp. 10.829% 2014[2]	8,180	7,935
HealthSouth Corp. 10.75% 2016	6,715	7,084
UnitedHealth Group Inc. 6.00% 2017	4,500	4,405
UnitedHealth Group Inc. 6.00% 2018	5,000	4,907
UnitedHealth Group Inc. 6.875% 2038	5,000	4,792
Schering-Plough Corp. 5.375% 2014	€1,020	1,529
Schering-Plough Corp. 6.00% 2017	$4,840	4,873
Schering-Plough Corp. 6.75% 2033[2,3]	3,000	3,044
HCA Inc., Term Loan B, 4.946% 2013[1,2,5]	7,426	6,847
HCA Inc. 9.125% 2014	580	599
HCA Inc. 9.25% 2016	680	707
HCA Inc. 9.625% 2016[6]	680	707
Biogen Idec Inc. 6.00% 2013	7,750	7,850
Coventry Health Care, Inc. 6.30% 2014	7,800	7,846
VWR Funding, Inc. 10.25% 2015[2,6]	7,320	6,844
Tenet Healthcare Corp. 6.375% 2011	700	635
Tenet Healthcare Corp. 9.875% 2014	4,100	3,987
Tenet Healthcare Corp. 9.25% 2015	2,150	2,021
PTS Acquisition Corp. 9.50% 2015[4,6]	7,295	5,945
AstraZeneca PLC 5.40% 2012	4,500	4,752
WellPoint, Inc. 5.25% 2016	625	589
WellPoint, Inc. 5.875% 2017	3,000	2,941
Viant Holdings Inc. 10.125% 2017[4]	3,240	2,641
Amgen Inc. 4.00% 2009	2,500	2,526
Mylan Inc., Term Loan B, 6.25% 2014[1,2,5]	2,594	2,513
Elan Finance PLC and Elan Finance Corp. 7.201% 2013[2]	2,440	2,135
Surgical Care Affiliates, Inc. 10.00% 2017[4]	2,500	1,888
Humana Inc. 6.45% 2016	1,500	1,523
Cardinal Health, Inc. 5.80% 2016	1,235	1,243
		105,308

INFORMATION TECHNOLOGY — 1.77%
NXP BV and NXP Funding LLC 7.008% 2013[2]	8,025	6,651
NXP BV and NXP Funding LLC 7.875% 2014	5,600	5,152
NXP BV and NXP Funding LLC 8.625% 2015	€3,000	3,517
NXP BV and NXP Funding LLC 9.50% 2015	$12,000	9,900
Freescale Semiconductor, Inc., Term Loan B, 4.869% 2013[1,2,5]	1,290	1,094
Freescale Semiconductor, Inc. 6.675% 2014[2]	2,500	1,738
Freescale Semiconductor, Inc. 8.875% 2014	8,350	6,576
Freescale Semiconductor, Inc. 9.125% 2014[6]	2,650	1,948
Freescale Semiconductor, Inc. 10.125% 2016	50	34
Western Union Co. 3.22% 2008[2]	4,000	3,987
Western Union Co. 5.93% 2016	6,000	5,966
Celestica Inc. 7.875% 2011	6,750	6,666
Celestica Inc. 7.625% 2013	3,450	3,278
Jabil Circuit, Inc. 5.875% 2010	3,060	3,024
Jabil Circuit, Inc. 8.25% 2018[4]	6,000	5,820
Sanmina-SCI Corp. 5.55% 2014[2,4]	2,000	1,810
Sanmina-SCI Corp. 8.125% 2016	7,425	6,608
SunGard Data Systems Inc. 9.125% 2013	5,500	5,583
National Semiconductor Corp. 6.15% 2012	4,500	4,600
First Data Corp., Term Loan B2, 5.349% 2014[1,2,5]	4,975	4,493
Ceridian Corp. 11.25% 2015[4]	3,900	3,344
Xerox Corp. 7.125% 2010	2,500	2,636
Electronic Data Systems Corp., Series B, 6.50% 2013[2]	1,500	1,488
Exodus Communications, Inc. 11.625% 2010[3,9]	376	0
		95,913

MATERIALS — 1.71%
C5 Capital (SPV) Ltd. 6.196% (undated)[2,4]	5,000	4,939
C10 Capital (SPV) Ltd. 6.722% (undated)[2,4]	5,250	4,867
Bayer AG 5.00% (undated)[2]	€7,030	9,577
Abitibi-Consolidated Co. of Canada 5.25% 2008	$500	503
Abitibi-Consolidated Finance LP 7.875% 2009	2,812	2,376
Abitibi-Consolidated Co. of Canada 6.30% 2011[2]	1,650	850
Abitibi-Consolidated Inc. 7.75% 2011	1,850	1,008
Abitibi-Consolidated Co. of Canada 6.00% 2013	460	225
Abitibi-Consolidated Co. of Canada 8.375% 2015	7,215	3,752
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	2,000	1,813
Stone Container Corp. 8.375% 2012	2,250	2,048
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	2,800	2,422
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017	2,835	2,396
Stora Enso Oyj 6.404% 2016[4]	1,780	1,575
Stora Enso Oyj 7.25% 2036[4]	4,950	3,921
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	5,750	5,391
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	1,675	1,771
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	2,975	3,165
Alcoa Inc. 5.55% 2017	4,700	4,586
UPM-Kymmene Corp. 5.625% 2014[4]	4,500	3,851
NewPage Corp. 10.00% 2012[4]	3,500	3,570
Graphic Packaging International, Inc. 8.50% 2011	3,475	3,432
Rohm and Haas Co. 6.00% 2017	3,000	3,051
Algoma Steel Inc. 9.875% 2015[4]	3,000	2,610
Rockwood Specialties Group, Inc. 7.625% 2014	€1,500	2,203
Norske Skogindustrier ASA 7.625% 2011[4]	$2,500	2,072
Neenah Paper, Inc. 7.375% 2014	2,325	2,046
Owens-Brockway Glass Container Inc. 6.75% 2014	€1,250	1,885
Domtar Corp. 5.375% 2013	$500	440
Domtar Corp. 7.125% 2015	1,500	1,421
Plastipak Holdings, Inc. 8.50% 2015[4]	2,000	1,830
JSG Funding PLC 7.75% 2015	2,000	1,760
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	2,000	1,690
Georgia-Pacific Corp. 8.125% 2011	500	499
Georgia-Pacific Corp., First Lien Term Loan B, 4.74% 2012[1,2,5]	1,002	933
Building Materials Corp. of America 7.75% 2014	1,850	1,341
Allegheny Technologies, Inc. 8.375% 2011	500	534
International Paper Co. 5.85% 2012	520	521
Ainsworth Lumber Co. Ltd. 7.25% 2012	45	26
		92,900

CONSUMER STAPLES — 0.81%
Tesco PLC 5.50% 2017[4]	6,955	7,108
Tesco PLC 5.50% 2033	£330	591
Tesco PLC 6.15% 2037[4]	$5,000	4,862
CVS Caremark Corp. 6.943% 2030[1,3,4]	7,553	7,635
SUPERVALU INC., Term Loan B, 4.186% 2012[1,2,5]	1,806	1,742
SUPERVALU INC. 7.50% 2012	585	599
Albertson’s, Inc. 7.25% 2013	2,410	2,424
Albertson’s, Inc. 8.00% 2031	2,000	1,917
Kroger Co. 6.40% 2017	4,130	4,366
Tyson Foods, Inc. 6.85% 2016[2]	4,305	4,332
Stater Bros. Holdings Inc. 8.125% 2012	2,550	2,569
Stater Bros. Holdings Inc. 7.75% 2015	1,425	1,354
Safeway Inc. 6.35% 2017	1,600	1,694
Kraft Foods Inc. 6.125% 2018	1,575	1,577
Spectrum Brands, Inc. 7.375% 2015	1,650	1,081
		43,851

MUNICIPALS — 0.55%
State of New York, Tobacco Settlement Financing Corp., Asset-backed Revenue Bonds
(State Contingency Contract Secured), Series 2003-A-2, XLCA insured 3.8% 2023[2]	11,125	11,125
State of Louisiana, Citizens Property Insurance Corp., Assessment Revenue Bonds,
Series 2006-C-3, CIFG insured, 12.50% 2025[2]	10,000	10,000
State of California, General Obligation Bond 5.25% 2038	5,000	5,031
State of Noth Carolina, Eastern Municipal Power Agency., Power System Revenue Refunding Bonds, Federally Taxable,
Series 2003-E, 5.55% 2014	1,625	1,696
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	1,445	1,405
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027	395	396
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	322	319
		29,972

Total bonds, notes & other debt instruments (cost: $4,916,007,000)		4,759,369

	Shares or
Convertible securities — 0.71%	principal amount

FINANCIALS — 0.55%
Bank of America Corp., Series L, 7.25%, convertible preferred	20,000	20,660
Countrywide Financial Corp., Series A, 0.758% convertible debentures 2037[2,4]	$7,500,000	6,675
Citigroup Inc., Series J, 7.00%, noncumulative convertible preferred depositary shares[3,10]	60,000	2,849
		30,184

CONSUMER DISCRETIONARY — 0.16%
Beazer Homes USA, Inc. 4.625% convertible notes 2024	$8,640,000	6,102
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€1,518,000	2,409
		8,511

Total convertible securities (cost: $38,589,000)		38,695

		Market value
Preferred stocks — 2.80%	Shares	(000)

FINANCIALS — 2.70%
Fannie Mae, Series S, 8.25% noncumulative	615,600	$14,967
Fannie Mae, Series O, 7.00%[2,4]	244,000	11,056
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[2]	20,778,000	16,958
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative[2,4]	3,025,000	3,039
Sumitomo Mitsui Banking Corp. 6.078%[2,4]	22,448,000	17,712
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative[2,4]	5,555,000	5,583
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative[2,3,4]	4,900,000	3,850
Fuji JGB Investment LLC, Series A, 9.87% noncumulative[2,4]	3,230,000	3,244
Mizuho Capital Investment (EUR) 1 Ltd. 5.02%[2]	800,000	1,113
Freddie Mac, Series Z, 8.375%	334,300	8,190
RBS Capital Trust IV 3.496% noncumulative trust[2]	10,500,000	6,444
Royal Bank of Scotland Group PLC 5.512% noncumulative trust[2]	5,000,000	4,112
RBS Capital Trust I 4.709% noncumulative trust[2]	1,500,000	1,266
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[2,3,4]	10,800,000	7,074
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[2,4]	7,500,000	6,275
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up2,3,4	6,030,000	6,084
Santander Finance Preferred S.A., Unipersonal, 6.50%	200,000	4,256
Bank of America Corp., Series K, 8.00% noncumulative preferred (undated)[2]	4,000,000	4,012
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[2]	3,100,000	3,765
National City Corp., Series F, 9.875%, depositary shares[12]	121,500	2,734
ING Capital Funding Trust III 8.439% noncumulative[2]	2,700,000	2,695
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[4]	520,000	2,584
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[2,3,4]	2,570,000	2,188
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[4]	65,000	1,991
XL Capital Ltd., Series E, 6.50%[2]	2,226,000	1,671
Barclays Bank PLC 4.75%[2]	1,560,000	1,543
BNP Paribas Capital Trust 9.003% noncumulative trust[2,4]	850,000	911
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[2,4]	750,000	754
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	20,000	430
		146,501

MISCELLANEOUS — 0.10%
Other preferred stocks in initial period of acquisition		5,311

Total preferred stocks (cost: $177,619,000)		151,812

Common stocks — 0.23%

UTILITIES — 0.04%
Drax Group PLC	200,094	2,136

TELECOMMUNICATION SERVICES — 0.03%
American Tower Corp., Class A11	42,271	1,657
Sprint Nextel Corp., Series 1	33,726	226
Embarq Corp.	1,686	68
XO Holdings, Inc.[11]	1,134	2
		1,953

CONSUMER DISCRETIONARY — 0.03%
Time Warner Cable Inc., Class A11	49,136	1,227
Adelphia Recovery Trust, Series ACC-1[11]	2,409,545	169
Adelphia Recovery Trust, Series ACC-6B3,11	500,000	0
		1,396

INDUSTRIALS — 0.02%
DigitalGlobe Inc.[3,10,11]	306,464	1,226
UAL Corp.	1,580	34
		1,260

INFORMATION TECHNOLOGY — 0.00%
ZiLOG, Inc.[11]	32,500	114

HEALTH CARE — 0.00%
Clarent Hospital Corp.[3,11]	16,114	3

MISCELLANEOUS — 0.11%
Other common stocks in initial period of acquisition		5,784

Total common stocks (cost: $16,130,000)		12,646

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[11]	2,273	—
XO Holdings, Inc., Series B, warrants, expire 2010[11]	1,704	—
XO Holdings, Inc., Series C, warrants, expire 2010[11]	1,704	—
GT Group Telecom Inc., warrants, expire 2010[3,4,11]	1,000	0

Total rights & warrants (cost: $52,000)		—

	Principal amount
Short-term securities — 7.97%	(000)

AT&T Inc. 2.25%–2.75% due 4/21–5/23/2008[4]	$36,300	36,216
U.S. Treasury Bills 1.17%–4.05% due 4/3–7/17/2008	30,700	30,611
Coca-Cola Co. 2.70%–3.98% due 4/3–4/11/2008[4]	30,000	29,979
Private Export Funding Corp. 2.18%–2.78% due 5/9–6/5/2008[4]	29,700	29,586
Medtronic Inc. 2.75% due 4/23/2008[4]	26,500	26,449
Park Avenue Receivables Co., LLC 3.80% due 4/16/2008[4]	15,000	14,977
JPMorgan Chase & Co. 2.92% due 4/18/2008	11,300	11,283
Walt Disney Co. 2.72% due 5/28/2008	25,000	24,890
Federal Home Loan Bank 2.09%–2.88% due 4/25–5/28/2008	20,300	20,239
Harley-Davidson Funding Corp. 2.86% due 5/1/2008[4]	20,000	19,947
John Deere Capital Corp. 2.96% due 4/2/2008[4]	19,100	19,097
Variable Funding Capital Corp. 3.10%–3.20% due 4/16–4/25/2008[4]	18,049	18,007
Procter & Gamble International Funding S.C.A. 2.45% due 4/17/2008[4]	17,000	16,980
General Electric Capital Corp. 2.50% due 4/1/2008	16,400	16,399
Hewlett-Packard Co. 2.82% due 4/11/2008[4]	15,000	14,987
Ranger Funding Co., LLC 3.82% due 4/11/2008[4]	15,000	14,984
Freddie Mac 2.42% due 12/8/2008	15,000	14,755
3M Co. 2.15% due 4/30/2008	14,500	14,474
PepsiCo Inc. 2.15% due 4/29/2008[4]	13,300	13,277
Wal-Mart Stores Inc. 1.95% due 5/6/2008[4]	10,700	10,679
IBM International Group Capital LLC 2.72% due 4/14/2008[4]	10,000	9,989
Johnson & Johnson 2.25% due 5/23/2008[4]	9,200	9,165
Estée Lauder Companies Inc. 2.20% due 5/23/2008[4]	6,200	6,180
Colgate-Palmolive Co. 2.15% due 4/30/2008[4]	4,800	4,791
Fannie Mae 2.90% due 4/23/2008	4,400	4,391
NetJets Inc. 2.05% due 4/4/2008[4]	500	500

Total short-term securities (cost: $432,688,000)		432,832

Total investment securities (cost: $5,581,085,000)		5,395,354
Other assets less liabilities		35,133

Net assets		$5,430,487

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $315,770,000, which represented 5.81% of the net assets of the fund.
[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $999,786,000, which represented 18.41% of the net assets of the fund.

[5]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $81,041,000, which represented 1.49% of the net assets of the fund.

[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[7]	Index-linked bond whose principal amount moves with a government retail price index.
[8]	Step bond; coupon rate will increase at a later date.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Purchased in a transaction exempt from registration under the securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market value (000)	Percent of net assets

Citigroup Inc., Series J, 7.00%,
noncumulative convertible preferred depositary shares	1/15/2008	$3,000	$2,849	.05%
DigitalGlobe Inc.	4/14/1999–7/31/2003	250	1,226	.02

Total restricted securities		$3,250	$4,075	.07%

[11]	Security did not produce income during the last 12 months.

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets based on valuation method, using three levels. Level 1 assets are valued based on quoted prices in active markets for identical securities. Level 2 assets are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets. Level 3 assets are valued using significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the fund’s assets as of March 31, 2008 (dollars in thousands):

	Investment securities	Forward currency contracts

Level 1 – Quoted prices	$83,596
Level 2 – Other significant observable inputs	5,304,963	$(1,366	)*
Level 3 – Significant unobservable inputs	6,795
Total	$5,395,354

The following table summarizes the fund’s Level 3 investment securities and related transactions during the three months ended March 31, 2008
(dollars in thousands):

Beginning value at 1/1/2008	$29,355
Net sales	(94)
Net unrealized depreciation	(1,019)
Net transfers out of Level 3	(21,447)
Ending value at 3/31/2008	$6,795

Net unrealized depreciation during the period on Level 3 assets held at 3/31/2008	$(1,019)

*Net unrealized depreciation on forward currency contracts is not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$127,827
Gross unrealized depreciation on investment securities	(316,101)
Net unrealized depreciation on investment securities	(188,274)
Cost of investment securities for federal income tax purposes	5,583,629

Global Bond Fund
Investment portfolio

March 31, 2008
 unaudited

Bonds, notes & other debt instruments — 85.09%	Principal amount (000)	Market value (000)

EUROS — 25.97%
German Government 4.50% 2009	€3,540	US$ 5,637
German Government 4.25% 2012	60	97
German Government 5.00% 2012	3,975	6,607
German Government 3.75% 2013	6,094	9,693
German Government 4.25% 2014	3,980	6,470
German Government, Series 6, 4.00% 2016	11,285	17,948
German Government, Series 7, 4.00% 2018	32,505	51,755
German Government 6.25% 2024	1,375	2,626
German Government 4.75% 2034	775	1,259
Belgium (Kingdom of), Series 46, 3.75% 2015	1,900	2,949
Belgium (Kingdom of), Series 49, 4.00% 2017	11,030	17,172
Netherlands Government Eurobond 5.00% 2012	100	166
Netherlands Government Eurobond 4.25% 2013	6,400	10,352
Netherlands Government Eurobond 7.50% 2023	1,150	2,421
Netherlands Government Eurobond 4.00% 2037	300	426
Spanish Government 2.90% 2008	2,125	3,334
Spanish Government 4.20% 2013	640	1,027
Spanish Government 6.15% 2013	1,694	2,940
Spanish Government 4.10% 2018	325	509
French Government O.A.T. Eurobond 4.00% 2009	920	1,456
French Government O.A.T. Eurobond 4.75% 2035	2,364	3,788
Austria (Republic of) 4.30% 2017	2,075	3,327
Bayer AG 5.00% (undated)[1]	1,540	2,098
Schering-Plough Corp. 5.375% 2014	1,150	1,724
Telecom Italia SpA 7.75% 2033	800	1,258
Pfizer Inc. 4.75% 2014	700	1,112
Koninklijke KPN NV 4.75% 2017	750	1,045
Sumitomo Mitsui Banking Corp. 4.375% (undated)[1,2]	850	1,017
Resona Bank, Ltd 4.125% (undated)[1]	700	934
Merrill Lynch & Co., Inc. 4.625% 2018	775	901
France Télécom 7.25% 2013	500	863
Shinsei Bank, Ltd. 3.75% 2016[1]	100	141
Shinsei Bank, Ltd. 3.75% 2016[1]	500	707
GlaxoSmithKline Capital PLC 5.625% 2017	500	807
British Telecommunications PLC 5.25% 2013	500	770
Croatian Government 5.00% 2014	460	727
National Grid Transco PLC 4.375% 2020	500	664
Ireland Government 4.50% 2018	325	523
Romania (Republic of) 8.50% 2012	250	443
Ukraine Government 4.95% 2015	300	417
UniCredito Italiano SpA 3.95% 2016	300	408
Abu Dhabi National Energy Co. PJSC (TAQA) 4.375% 2013	250	363
NXP BV and NXP Funding LLC 7.326% 2013[1]	250	314
Veolia Environnement 4.875% 2013	150	234
Veolia Environnement 6.125% 2033	55	79
UPM-Kymmene Corp. 6.125% 2012	200	299
Edcon Pty Ltd. 7.856% 2014[1]	250	263
Saint-Gobain Nederland BV 5.00% 2014	150	226
Metro Finance BV 4.625% 2011	125	194
Northern Rock PLC, Series 7, 4.125% 2017[3]	100	146
WT Finance (Australia) Pty Ltd., Westfield Europe Finance PLC, and WEA Finance LLC 3.625% 2012	70	97
PLD International Finance LLC 4.375% 2011	50	72
		170,805

JAPANESE YEN — 7.78%
Japanese Government 1.80% 2008	¥89,000	894
Japanese Government 0.90% 2008	208,900	2,097
Japanese Government 1.80% 2010	216,350	2,221
Japanese Government 1.30% 2011	393,950	4,030
Japanese Government 0.50% 2013	163,000	1,613
Japanese Government 1.50% 2014	1,223,550	12,781
Japanese Government 0.50% 2015[2,4]	799,518	7,754
Japanese Government 1.70% 2016	1,352,650	14,239
Japanese Government 1.70% 2017	90,000	942
Japanese Government 1.20% 2017[2,4]	371,046	3,714
Japanese Government 2.30% 2035	87,400	864
		51,149

BRITISH POUNDS — 3.93%
United Kingdom 5.25% 2012	£1,675	3,491
United Kingdom 5.00% 2014	1,025	2,149
United Kingdom 4.75% 2015	755	1,558
United Kingdom 4.00% 2016	7,040	13,783
United Kingdom 8.75% 2017	590	1,561
United Kingdom 8.00% 2021	275	728
United Kingdom 4.75% 2038	1,150	2,424
Countrywide Home Loans, Inc. 5.875% 2008	90	164
		25,858

MALAYSIAN RINGGIT — 3.30%
Malaysian Government 3.869% 2010	MYR 3,050	962
Malaysia 3.756% 2011	23,000	7,261
Malaysian Government 3.833% 2011	14,000	4,435
Malaysian Government 3.718% 2012	12,060	3,809
Malaysian Government 4.262% 2016	3,410	1,104
Malaysian Government 3.814% 2017	13,250	4,146
		21,717

AUSTRALIAN DOLLARS — 3.30%
Queensland Treasury Corp. 6.00% 2015	$ A7,535	6,621
Queensland Treasury Corp. 6.00% 2017	2,040	1,781
European Investment Bank 6.125% 2017	6,880	5,988
New South Wales Treasury Corp. 5.50% 2014	4,275	3,667
KfW 6.25% 2012	3,600	3,182
Countrywide Financial Corp. 6.25% 2010	600	441
		21,680

ISRAELI SHEKELS — 2.28%
Israeli Government 7.50% 2014[2]	ILS 5,375	US$ 1,694
Israeli Government 6.50% 2016[2]	25,180	7,522
Israeli Government 5.50% 2017[2]	20,749	5,768
		14,984

SINGAPORE DOLLARS — 2.03%
Singapore (Republic of) 4.375% 2009	$ S9,100	6,778
Singapore (Republic of) 3.125% 2011	6,270	4,805
Singapore (Republic of) 3.75% 2016	2,180	1,763
		13,346

SWEDISH KRONOR — 1.80%
Swedish Government 5.00% 2009	SKr17,290	2,933
Swedish Government 5.25% 2011	5,610	983
Swedish Government 5.00% 2020	8,770	1,615
Stadshypotek AB 6.00% 2012[3]	13,000	2,329
Nordea Hypotek AB 4.00% 2012[3]	14,000	2,308
Swedish Government 4.00% 2012[3]	10,250	1,693
		11,861

POLISH ZLOTY — 1.12%
Polish Government, Series 608, 5.75% 2008	PLN1,560	701
Polish Government 6.00% 2009	6,530	2,926
Polish Government 5.25% 2017	8,700	3,720
		7,347

MEXICAN PESOS — 1.04%
United Mexican States Government 9.00% 2012	MXN35,000	3,505
United Mexican States Government, Series MI10, 9.50% 2014	16,500	1,724
United Mexican States Government, Series M20, 10.00% 2024	13,800	1,601
		6,830

EGYPTIAN POUNDS — 1.04%
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	EGP 125	23
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	1,525	279
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	3,000	547
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	500	91
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	13,000	2,336
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	1,000	179
Egypt (Arab Republic of) Treasury Bill 0% 2008[2]	10,000	1,820
Egypt (Arab Republic of) 11.50% 2011[2]	1,125	222
Egypt (Arab Republic of) 8.75% 2012[2]	2,250	421
Egypt (Arab Republic of) 8.85% 2013[2]	5,000	898
		6,816

SOUTH KOREAN WON — 0.77%
South Korean Government 5.00% 2011	KRW1,090,000	1,098
South Korean Government 5.25% 2015	1,566,430	1,587
South Korean Government 5.00% 2016	2,390,000	2,377
		5,062

NORWEGIAN KRONER — 0.69%
Norwegian Government 6.50% 2013	NKr21,000	4,533

DANISH KRONER — 0.64%
Nykredit 6.00% 2038[3]	DKr 2,997	US$ 635
Nykredit 5.00% 2038[3]	14,646	2,968
Nordea Kredit 5.00% 2038[3]	2,977	615
		4,218

INDONESIAN RUPIAH — 0.61%
Indonesia (Republic of) 14.275% 2013	IDR13,100,000	1,643
Indonesia (Republic of) 12.50% 2013	20,172,000	2,359
Indonesia (Republic of) 11.00% 2025	100,000	10
		4,012

TURKISH LIRE — 0.36%
Turkey (Republic of) Treasury Bill 0% 2008[2]	TRY2,310	1,657
Turkey (Republic of) 14.00% 2011[2]	325	220
Turkey (Republic of) 16.00% 2012[2]	50	35
Turkey (Republic of) 10.00% 2012[2,4]	655	485
		2,397

CANADIAN DOLLARS — 0.25%
Canadian Government 3.75% 2008	$ C 460	449
Canadian Government 5.50% 2010	70	72
Canadian Government 4.50% 2015	1,050	1,107
		1,628

BRAZILIAN REAIS — 0.20%
Brazilian Treasury Bill 6.00% 2015[2,4]	BRL1,649	864
Brazil (Federal Republic of) 10.00% 2017[2]	1,000	477
		1,341

DOMINICAN PESOS — 0.03%
Cervecería Nacional Dominicana, C. por A. 16.00% 2012[2]	DOP200	184

ARGENTINE PESOS — 0.01%
Argentina (Republic of) 5.83% 2033[2,3,4,5]	ARS237	50

COLOMBIAN PESOS — 0.00%
Colombia (Republic of) Global 11.75% 2010	COP17,000	10

U.S. DOLLARS — 27.94%
U.S. Treasury 5.50% 2009	US$ 5,960	6,224
U.S. Treasury 4.50% 2009	3,320	3,405
U.S. Treasury 4.25% 2011	5,710	6,108
U.S. Treasury 4.25% 2012	1,750	1,892
U.S. Treasury 4.875% 2012	16,602	18,331
U.S. Treasury 4.50% 2016	5,750	6,329
U.S. Treasury 5.125% 2016	18,075	20,583
U.S. Treasury 4.625% 2017	9,990	10,967
U.S. Treasury 4.75% 2037	1,200	1,291
Freddie Mac 5.75% 2008	500	501
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036[3]	92	72
Freddie Mac 5.50% 2037[3]	1,924	1,944
Freddie Mac 6.00% 2037[3]	266	273
Freddie Mac 6.00% 2037[3]	2,616	2,686
Freddie Mac 6.00% 2037[3]	266	273
Freddie Mac 6.00% 2037[3]	439	450
Freddie Mac 6.00% 2037[3]	1,218	1,250
Freddie Mac 4.78% 2037[1,3]	873	883
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037[3]	707	550
Freddie Mac 5.00% 2038[3]	3,254	3,224
Freddie Mac 5.00% 2038[3]	680	674
Freddie Mac 4.679% 2038[1,3]	1,440	1,448
Freddie Mac 4.952% 2038[1,3]	393	397
Fannie Mae 4.50% 2035[3]	417	403
Fannie Mae 6.00% 2036[3]	314	322
Fannie Mae 6.50% 2036[3]	434	447
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036[3]	392	321
Fannie Mae 6.00% 2037[3]	1,334	1,368
Fannie Mae 6.50% 2037[3]	244	253
Fannie Mae 5.50% 2037[3]	244	244
Fannie Mae 5.50% 2037[3]	296	297
Fannie Mae 7.00% 2038[3]	110	116
Fannie Mae 5.325% 2038[1,3]	1,333	1,359
Fannie Mae 4.522% 2038[1,3]	464	468
Fannie Mae 4.443% 2038[1,3]	1,151	1,155
Enterprise Products Operating LP 6.50% 2019	840	839
Enterprise Products Operating LP 8.375% 2066[1]	250	244
Enterprise Products Operating LP 7.034% 2068[1]	610	519
Resona Bank, Ltd. 5.85% (undated)[1,2,6]	1,975	1,543
American Tower Corp. 7.00% 2017[6]	1,500	1,507
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011[3]	750	730
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-3-A, MBIA insured, 5.42% 2012[3]	750	724
Goldman Sachs Group, Inc. 6.15% 2018	500	500
Goldman Sachs Group, Inc. 6.75% 2037	930	868
Comcast Corp. 6.30% 2017	670	679
Comcast Corp. 6.95% 2037	570	573
Korea Development Bank 5.30% 2013	1,150	1,180
CS First Boston Mortgage Securities Corp., Series 2006-C2, Class A-3, 5.658% 2039[1,3]	600	604
CS First Boston Mortgage Securities Corp., Series 2007-5, Class 1-A-9, 7.00% 2037[2,3]	314	220
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A-3, 4.813% 2038[3]	200	191
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-3, 4.499% 2037[3]	100	96
Indonesia (Republic of) 6.875% 2018[6]	500	526
Indonesia (Republic of) 7.75% 2038[6]	500	520
Tenet Healthcare Corp. 6.375% 2011	50	45
Tenet Healthcare Corp. 7.375% 2013	80	72
Tenet Healthcare Corp. 9.875% 2014	895	870
Tenet Healthcare Corp. 9.25% 2015	50	47
Intergen Power 9.00% 2017[6]	975	1,024
ORIX Corp. 5.48% 2011	1,045	1,013
Nextel Communications, Inc., Series E, 6.875% 2013	285	225
Nextel Communications, Inc., Series F, 5.95% 2014	175	130
Sprint Capital Corp. 6.875% 2028	300	224
Sprint Capital Corp. 8.75% 2032	500	423
Bausch & Lomb Inc. 9.875% 2015[6]	975	994
Washington Mutual Bank, FA, Series 16, 5.125% 2015[2]	250	192
Washington Mutual, Inc. 7.25% 2017	500	392
Washington Mutual Preferred Funding IV Ltd. 9.75% (undated)[1,6]	300	230
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[1,2,6]	300	169
Drivetime Auto Owner Trust, Series 2006-B, Class A-3, MBIA insured, 5.227% 2012[1,3,6]	1,000	969
Citibank Credit Card Issuance Trust, Class 2004-A7, 3.183% 2013[1,3]	1,000	966
Chase Issuance Trust, Series 2007-A9, Class A, 2.848% 2014[1,3]	1,000	959
Société Générale 5.75% 2016[2,6]	960	953
Citigroup Capital XXI 8.30% 2057[1]	960	949
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 6.596% 2014[1,3,7]	125	114
Texas Competitive Electric Holdings Co. LLC 10.25% 2015[6]	410	411
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015[6]	415	416
Target Corp. 6.00% 2018	500	513
Target Corp. 7.00% 2038	400	412
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037[2,3]	374	262
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037[2,3]	714	500
IndyMac IMSC Mortgage Loan Trust, Series 2007-F2, Class 2-A-1, 6.50% 2037[2,3]	204	143
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 3.218% 2013[1,3]	1,000	896
American General Finance Corp., Series J, 6.90% 2017	175	171
American International Group, Inc., Series G, 5.85% 2018	620	610
American International Group, Inc., Series A-1, 6.25% 2087[1]	130	106
Turkey (Republic of) 7.25% 2015	825	872
Gaz Capital SA 6.51% 2022[6]	590	527
Gaz Capital SA, Series 9, 6.51% 2022	250	223
Gaz Capital SA 7.288% 2037[6]	100	92
Hospitality Properties Trust 6.85% 2012	60	57
Hospitality Properties Trust 5.625% 2017	225	181
Hospitality Properties Trust 6.70% 2018	675	579
Enbridge Energy Partners, LP 6.50% 2018	820	816
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[1,3]	805	798
Constellation Brands, Inc. 8.375% 2014	300	310
Constellation Brands, Inc. 7.25% 2017	460	448
Univision Communications, Inc., Second Lien Term Loan B, 5.204% 2009[1,3,7]	25	24
Univision Communications Inc. 7.85% 2011	25	22
Univision Communications, Inc., First Lien Term Loan B, 5.494% 2014[1,3,7]	70	55
Univision Communications Inc. 9.75% 2015[5,6]	1,060	647
Triad Automobile Receivables Trust, Series 2007-A, Class A-3, FSA insured, 5.28% 2012[3]	720	730
Ford Motor Credit Co. 7.375% 2009	25	23
Ford Motor Credit Co. 9.75% 2010[1]	275	245
Ford Motor Co. 9.50% 2011	50	45
Ford Motor Credit Co. 7.375% 2011	400	334
Ford Motor Co., Term Loan B, 5.80% 2013[1,3,7]	50	41
Ford Motor Co. 6.50% 2018	50	34
Ford Motor Co. 8.875% 2022	10	8
Capital One Auto Finance Trust, Series 2007-B, Class A-3-A, MBIA insured, 5.03% 2012[3]	750	729
HSBK (Europe) BV 7.75% 2013	235	225
HSBK (Europe) BV 7.25% 2017[6]	305	268
HSBK (Europe) BV 7.25% 2017	265	233
Barclays Bank PLC 5.926% (undated)[1,2,6]	160	130
Barclays Bank PLC 7.434% (undated)[1,6]	655	593
Standard Chartered Bank 6.40% 2017[6]	400	408
Standard Chartered PLC 6.409% (undated)[1,2,6]	400	314
Charles Schwab Corp., Series A, 6.375% 2017	125	125
Schwab Capital Trust I 7.50% 2037[1]	630	587
Nielsen Finance LLC, Term Loan B, 5.346% 2013[1,3,7]	50	45
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	325	325
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[8]	530	338
Argentina (Republic of) 1.933% 2012[1,2,3]	1,125	596
Argentina (Republic of) GDP-Linked 2035	435	52
Lehman Brothers Holdings Inc. 6.50% 2017[2]	640	633
Mohegan Tribal Gaming Authority 7.125% 2014	750	619
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	200	183
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[6]	200	185
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	15	13
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[6]	25	25
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	305	214
Corporación Andina de Fomento 5.75% 2017	625	612
General Motors Acceptance Corp. 6.875% 2011	500	383
General Motors Acceptance Corp. 6.875% 2012	250	190
General Motors Acceptance Corp. 6.75% 2014	50	35
Biogen Idec Inc. 6.00% 2013	600	608
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016[3]	750	605
C10 Capital (SPV) Ltd. 6.722% (undated)[1,6]	650	603
CSAB Mortgage-backed Trust, Series 2007-1, Class 4-A-8, 7.00% 2037[2,3]	885	601
Freescale Semiconductor, Inc., Term Loan B, 4.869% 2013[1,3,7]	25	21
Freescale Semiconductor, Inc. 9.125% 2014[5]	475	349
Freescale Semiconductor, Inc. 10.125% 2016	300	204
Countrywide Home Loans, Inc., Series M, 4.125% 2009	75	68
Countrywide Financial Corp., Series B, 5.80% 2012	555	503
NXP BV and NXP Funding LLC 7.875% 2014	350	322
NXP BV and NXP Funding LLC 9.50% 2015	300	248
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[2,3,6]	550	512
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[2,3,6]	25	20
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[2,3,6]	40	33
CVS Caremark Corp. 6.943% 2030[2,3,6]	558	564
General Motors Corp. 7.125% 2013	725	560
SBC Communications Inc. 5.10% 2014	100	99
AT&T Inc. 5.50% 2018	450	441
Williams Companies, Inc. 8.125% 2012	50	55
Williams Companies, Inc. 7.875% 2021	320	348
Williams Companies, Inc. 8.75% 2032	110	128
Navios Maritime Holdings Inc. 9.50% 2014	525	526
Wells Fargo Bank, National Assn. 5.75% 2016	500	519
SunTrust Banks, Inc.7.25% 2018	500	512
Boyd Gaming Corp. 7.75% 2012	260	242
Boyd Gaming Corp. 6.75% 2014	275	227
Boyd Gaming Corp. 7.125% 2016	50	41
TransCanada PipeLines Ltd. 6.35% 2067[1]	570	505
Seneca Gaming Corp., Series B, 7.25% 2012	525	497
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.138% 2036[1,2,3]	383	338
Merrill Lynch Mortgage Investors, Inc., Series 2006-RM1, Class A-2B, 5.45% 2037[1,3]	160	148
British Telecommunications PLC 5.95% 2018	500	485
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3,6]	250	242
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[3]	250	242
Wells Fargo Mortgage-backed Securities Trust, Series 2004-7, Class II-A-1, 4.50% 2019[3]	267	257
Wells Fargo Mortgage-backed Securities Trust, Series 2005-1, Class I-A-1, 4.75% 2020[3]	232	225
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.338% 2044[1,3]	500	472
TL Acquisitions, Inc., Term Loan B, 5.20% 2014[1,3,7]	75	64
Thomson Learning 10.50% 2015[6]	435	376
Thomson Learning 0%/13.25% 2015[6,8]	30	22
Capmark Financial Group, Inc. 5.875% 2012[6]	670	425
Capmark Financial Group, Inc. 6.30% 2017[6]	50	30
TuranAlem Finance BV 8.25% 2037[6]	150	119
TuranAlem Finance BV, Series 8, 8.25% 2037	400	317
Royal Bank of Scotland Group PLC 6.99% (undated)[1,6]	500	425
US Investigations Services, Inc. 10.50% 2015[6]	200	164
US Investigations Services, Inc., Term Loan B, 5.599% 2015[1,3,7]	249	214
US Investigations Services, Inc. 11.75% 2016[6]	45	34
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[3]	26	26
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[2,3]	409	378
AstraZeneca PLC 5.40% 2012	380	401
ACE INA Holdings Inc. 5.80% 2018	400	400
Atlas Copco AB 5.60% 2017[6]	400	400
R.H. Donnelley Corp., Series A-1, 6.875% 2013	40	25
R.H. Donnelley Corp. 8.875% 2017[6]	595	375
CIT Group Inc. 5.65% 2017	510	396
Allison Transmission Holdings, Inc. 11.25% 2015[5,6]	50	42
Allison Transmission Holdings, Inc. 11.00% 2015[6]	400	350
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[3]	56	54
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[3]	85	78
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[3]	74	75
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[3]	182	182
First Data Corp., Term Loan B2, 5.349% 2014[1,3,7]	424	383
Schering-Plough Corp. 6.00% 2017	380	383
Edison Mission Energy 7.50% 2013	25	26
Edison Mission Energy 7.75% 2016	50	52
Midwest Generation, LLC, Series B, 8.56% 2016[3]	79	86
Edison Mission Energy 7.20% 2019	100	99
Edison Mission Energy 7.625% 2027	125	118
AES Corp. 7.75% 2015	375	380
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023[3]	400	376
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.924% 2036[1,3]	367	297
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.896% 2037[1,3]	104	77
AOL Time Warner Inc. 7.625% 2031	145	152
Time Warner Inc. 6.50% 2036	240	221
LUKOIL International Finance BV 6.356% 2017	300	280
LUKOIL International Finance BV 6.656% 2022[6]	100	88
Ashtead Group PLC 8.625% 2015[6]	200	161
Ashtead Capital, Inc. 9.00% 2016[6]	250	204
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 2036[1,2,3]	317	206
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[1,2,3]	397	159
Ceridian Corp. 11.25% 2015[6]	425	364
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020[3]	369	364
Petroplus Finance Ltd. 6.75% 2014[6]	100	92
Petroplus Finance Ltd. 7.00% 2017[6]	300	269
Sunoco, Inc. 5.75% 2017	350	346
Stater Bros. Holdings Inc. 8.125% 2012	125	126
Stater Bros. Holdings Inc. 7.75% 2015	225	214
Safeway Inc. 6.35% 2017	310	328
Tenneco Automotive Inc. 8.625% 2014	330	326
Toys “R” Us, Inc. 7.625% 2011	390	319
CanWest Media Inc., Series B, 8.00% 2012	260	248
CanWest MediaWorks Inc. 9.25% 2015[6]	75	69
Bank of America Corp. 5.75% 2017	300	311
Liberty Mutual Group Inc. 6.50% 2035[6]	30	27
Liberty Mutual Group Inc. 7.50% 2036[6]	120	114
Liberty Mutual Group Inc., Series A, 7.80% 2087[6]	200	169
Stora Enso Oyj 6.404% 2016[6]	185	164
Stora Enso Oyj 7.25% 2036[6]	180	143
Hanesbrands Inc., Series B, 8.204% 2014[1]	340	303
Kraft Foods Inc. 6.125% 2018	300	300
General Electric Co. 5.25% 2017	300	300
Centennial Communications Corp. 10.479% 2013[1]	40	35
Centennial Communications Corp. 10.00% 2013	275	257
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018[3]	301	292
JBS SA 10.50% 2016	300	290
PTS Acquisition Corp. 9.50% 2015[5,6]	345	281
SunGard Data Systems Inc. 3.75% 2009	250	246
SunGard Data Systems Inc. 9.125% 2013	26	26
Santander Perpetual, SA Unipersonal 6.671% (undated)[1,6]	300	271
Verizon Communications Inc. 5.50% 2017	270	267
National Grid PLC 6.30% 2016	250	257
Kansas City Southern Railway Co. 7.50% 2009	250	255
American Media Operations, Inc., Series B, 10.25% 2009[6]	6	4
American Media Operations, Inc., Series B, 10.25% 2009	365	246
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037[3]	145	132
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037[3]	129	114
Radio One, Inc., Series B, 8.875% 2011	205	166
Radio One, Inc. 6.375% 2013	115	83
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[5]	90	92
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	125	129
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	25	25
Allied Waste North America, Inc., Series B, 5.75% 2011	200	197
Allied Waste North America, Inc., Series B, 6.125% 2014	50	49
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-4, 4.989% 2042[1,3]	250	245
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[3,6]	250	243
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[1,3]	245	239
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038[3]	250	231
Chubb Corp. 6.375% 2037[1]	245	229
NTL Cable PLC 8.75% 2014	250	226
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	225	226
Quebecor Media Inc. 7.75% 2016	150	138
Quebecor Media Inc. 7.75% 2016	95	87
Lincoln National Corp. 7.00% 2066[1]	235	216
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A-2B, 5.723% 2037[1,3]	250	216
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.346% 2037[1,3]	222	215
E*TRADE Financial Corp. 8.00% 2011	250	210
BBVA International SA Unipersonal 5.919% (undated)[1,2,6]	270	207
Michaels Stores, Inc. 10.00% 2014	185	163
Michaels Stores, Inc. 11.375% 2016	50	40
Skandinaviska Enskilda Banken AB 5.471% (undated)[1,2,6]	250	202
ARAMARK Corp., Term Loan B, 4.571% 2014[1,3,7]	21	19
ARAMARK Corp., Term Loan B, Letter of Credit, 4.571% 2014[1,3,7]	1	1
ARAMARK Corp. 8.50% 2015	180	181
Coventry Health Care, Inc. 6.30% 2014	200	201
Hughes Communications, Inc. 9.50% 2014	200	200
Union Pacific Corp. 5.70% 2018	200	199
Cablevision Systems Corp., Series B, 8.00% 2012	200	196
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.317% 2037[1,3]	200	194
SLM Corp., Series A, 5.40% 2011	240	194
J.C. Penney Corp., Inc. 5.75% 2018	205	190
HCA Inc., Term Loan B, 4.946% 2013[1,3,7]	203	187
AMC Entertainment Inc. 8.00% 2014	25	21
AMC Entertainment Inc., Series B, 11.00% 2016	175	165
AXA SA 6.379% (undated)[1,6]	230	186
Scottish Power PLC 5.375% 2015	185	186
Nationwide Financial Services, Inc. 6.75% 2067[1]	220	184
HSBC Holdings PLC 6.50% 2037	180	171
Gaylord Entertainment Co. 8.00% 2013	175	163
Neiman Marcus Group, Inc. 9.00% 2015[5]	160	161
Glen Meadow Pass Through Trust 6.505% 2067[1,2,6]	200	157
Chohung Bank 4.50% 2014[1,2,6]	160	157
Federated Retail Holdings, Inc. 5.35% 2012	85	81
Federated Retail Holdings, Inc. 5.90% 2016	85	76
Overseas Shipholding Group, Inc. 8.25% 2013	150	151
TEPPCO Partners LP 7.00% 2067[1]	175	150
Georgia-Pacific Corp. 8.125% 2011	35	35
Georgia-Pacific Corp. 9.50% 2011	110	112
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[6]	160	146
NRG Energy, Inc. 7.25% 2014	145	144
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	20	18
Stone Container Corp. 8.375% 2012	125	114
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	10	9
Level 3 Financing, Inc. 9.25% 2014	170	140
Kinder Morgan Energy Partners LP 6.00% 2017	140	140
Pinnacle Entertainment, Inc. 7.50% 2015[6]	175	139
Allstate Corp., Series B, 6.125% 2067[1]	150	138
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	155	138
Kroger Co. 6.40% 2017	130	137
Metals USA Holdings Corp. 10.729% 2012[1,5]	50	38
Metals USA, Inc. 11.125% 2015	100	99
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A-5, 2.659% 2037[1,3]	144	133
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[6]	130	129
Sanmina-SCI Corp. 6.75% 2013	30	26
Sanmina-SCI Corp. 8.125% 2016	115	102
Nalco Co. 7.75% 2011	75	76
Nalco Co. 8.875% 2013	25	26
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[8]	25	23
iStar Financial, Inc. 5.85% 2017	175	121
Hertz Corp. 10.50% 2016	125	118
Centex Corp. 6.50% 2016	140	117
Cooper-Standard Automotive Inc. 7.00% 2012	25	22
Cooper-Standard Automotive Inc. 8.375% 2014	125	95
Serena Software, Inc. 10.375% 2016	125	116
Drummond Co., Inc. 7.375% 2016[6]	125	115
Securitized Asset-backed Receivables LLC Trust, Series 2006-HE2, Class A-2C, 2.749% 2036[1,3]	175	114
LBI Media, Inc. 8.50% 2017[6]	130	113
Development Bank of Singapore Ltd. 7.125% 2011[6]	100	109
D.R. Horton, Inc. 6.50% 2016	120	107
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	100	104
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-2, 4.98% 2013[3]	100	103
Realogy Corp., Term Loan B, 7.505% 2013[1,3,7]	20	16
Realogy Corp., Term Loan, Letter of Credit, 8.24% 2013[1,3,7]	5	4
Realogy Corp. 10.50% 2014	100	68
Realogy Corp. 11.00% 2014[5]	25	14
Idearc Inc. 8.00% 2016	155	101
Rural Cellular Corp. 6.076% 2013[1]	100	100
Catlin Insurance Ltd. 7.249% (undated)[1,6]	120	100
Celestica Inc. 7.875% 2011	90	89
Celestica Inc. 7.625% 2013	10	10
Southern Natural Gas Co. 5.90% 2017[6]	100	98
Mylan Inc., Term Loan B, 6.25% 2014[1,3,7]	100	97
Albertson’s, Inc. 8.00% 2031	100	96
Young Broadcasting Inc. 10.00% 2011	150	95
THL Buildco, Inc. 8.50% 2014	125	93
TRW Automotive Inc. 7.00% 2014[6]	100	93
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	160	92
Fifth Third Capital Trust IV 6.50% 2067[1]	130	90
DAE Aviation Holdings, Inc. 11.25% 2015[6]	90	89
HVB Funding Trust I 8.741% 2031[2,6]	100	88
Viacom Inc. 6.25% 2016	90	88
Sensata Technologies BV 8.00% 2014[1]	95	84
Banco Mercantil del Norte, SA 6.135% 2016[6]	85	84
DRS Technologies, Inc. 6.875% 2013	59	58
DRS Technologies, Inc. 7.625% 2018	25	25
Merrill Lynch & Co., Inc. 6.11% 2037	100	79
HealthSouth Corp. 10.75% 2016	75	79
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A-3, 5.658% 2039[1,3]	80	78
Intelsat (Bermuda), Ltd. 8.625% 2015	50	51
Intelsat (Bermuda), Ltd. 11.25% 2016	25	25
K. Hovnanian Enterprises, Inc. 8.875% 2012	20	11
K. Hovnanian Enterprises, Inc. 7.75% 2013	25	13
K. Hovnanian Enterprises, Inc. 6.50% 2014	50	34
K. Hovnanian Enterprises, Inc. 6.25% 2016	25	17
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013	75	75
Duane Reade Inc. 9.75% 2011	85	71
VWR Funding, Inc. 10.25% 2015[1,5]	75	70
MetroPCS Wireless, Inc. 9.25% 2014	75	69
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.956% 2047[1,3]	99	69
Telecom Italia Capital SA 7.20% 2036	70	66
Warner Music Group 7.375% 2014	85	66
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	75	63
AEP Industries Inc. 7.875% 2013	65	59
Education Management LLC and Education Management Finance Corp. 8.75% 2014	50	42
Education Management LLC and Education Management Finance Corp. 10.25% 2016	20	16
Surgical Care Affiliates, Inc. 8.875% 2015[5,6]	50	39
Surgical Care Affiliates, Inc. 10.00% 2017[6]	25	19
Northern Rock PLC 6.594% (undated)[1,2,6]	100	57
Lafarge 6.15% 2011	50	51
TransDigm Inc. 7.75% 2014	50	50
Windstream Corp. 8.625% 2016	50	49
Smithfield Foods, Inc. 7.75% 2017	50	49
Local T.V. Finance LLC 9.25% 2015[5,6]	60	48
Elizabeth Arden, Inc. 7.75% 2014	50	48
Mandalay Resort Group 6.375% 2011	25	24
MGM MIRAGE 6.75% 2013	25	23
Hawaiian Telcom Communications, Inc. 9.75% 2013	25	14
Hawaiian Telcom Communications, Inc., Term Loan C, 4.946% 2014[1,3,7]	14	11
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	50	18
Accuride Corp. 8.50% 2015	50	41
Tyson Foods, Inc. 6.85% 2016[1]	40	40
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	35	37
Yankee Candle Co., Inc., Series B, 8.50% 2015	45	37
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018[3]	37	36
Qwest Capital Funding, Inc. 7.25% 2011	25	24
U S WEST Communications, Inc. 6.875% 2033	10	8
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[2,3,6]	35	31
Liberty Media Corp. 8.25% 2030	35	30
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	25	26
William Lyon Homes, Inc. 10.75% 2013	25	13
William Lyon Homes, Inc. 7.50% 2014	25	12
Esterline Technologies Corp. 6.625% 2017	25	25
Goodyear Tire & Rubber Co. 8.625% 2011	23	24
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	25	24
Team Finance LLC and Health Finance Corp. 11.25% 2013	25	24
Lazard Group LLC 6.85% 2017	25	23
Berry Plastics Holding Corp. 10.25% 2016	30	23
Standard Pacific Corp. 5.125% 2009	25	22
DaimlerChrysler Financial Services Americas LLC, First Lien Term Loan, 6.80% 2012[1,3,7]	5	4
DaimlerChrysler Financial Services Americas LLC, Second Lien Term Loan, 9.30% 2013[1,3,7]	25	17
Meritage Homes Corp. 6.25% 2015	25	19
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	20	19
Toll Brothers, Inc. 4.95% 2014	15	14
Toll Brothers, Inc. 5.15% 2015	5	5
Building Materials Corp. of America 7.75% 2014	25	18
Universal Hospital Services, Inc. 8.288% 2015[1]	20	18
Alion Science and Technology Corp. 10.25% 2015	30	17
Northwest Airlines, Inc., Term Loan B, 6.20% 2013[1,3,7]	9	8
Northwest Airlines, Inc., Term Loan A, 4.45% 2018[1,3,7]	9	8
Georgia Gulf Corp. 9.50% 2014	20	16
Viant Holdings Inc. 10.125% 2017[6]	15	12
Dole Food Co., Inc. 8.875% 2011	10	8
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	10	6
ACIH, Inc. 11.50% 2012[6]	10	3
		183,779

Total bonds, notes & other debt instruments (cost: $537,507,000)		559,607

Preferred stocks — 1.39%	Shares

EUROS — 0.74%
Commerzbank Capital Funding Trust I, Class B, 5.012% noncumulative[1]	1,000,000	1,214
Allied Irish Banks, PLC 4.781%[1]	1,025,000	1,192
Barclays Bank PLC 4.75%[1]	1,120,000	1,108
HVB Funding Trust VIII 7.055%[1]	500,000	773
MUFG Capital Finance 2 Ltd. 4.85% noncumulative[1]	500,000	560
		4,847

U.S. DOLLARS — 0.54%
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[1]	1,850,000	1,510
Resona Preferred Global Securities (Cayman) Ltd. 7.191%[1,2,6]	1,140,000	971
Sumitomo Mitsui Banking Corp. 6.078%[1,6]	896,000	707
RBS Capital Trust IV 3.496% noncumulative trust[1]	300,000	184
XL Capital Ltd., Series E, 6.50%[1]	155,000	116
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative[1,2,6]	100,000	78
		3,566

BRITISH POUNDS — 0.02%
Sumitomo Mitsui Banking Corp. 6.164%[1]	100,000	US$ 154

MISCELLANEOUS — 0.09%
Other preferred stocks in initial period of acquisition		566

Total preferred stocks (cost: $9,797,000)		9,133

	Principal amount
Short-term securities — 9.71%	(000)

General Electric Capital Corp. 2.50% due 4/1/2008	$8,900	8,899
CBA (Delaware) Finance Inc. 2.50% due 4/7/2008	8,400	8,396
Fannie Mae 2.56% due 6/25/2008	8,000	7,957
Freddie Mac 2.04% due 9/26/2008	6,600	6,522
CAFCO, LLC 3.00% due 4/18/2008[6]	6,500	6,490
BASF AG 3.32% due 4/4/2008[6]	5,700	5,698
BMW U.S. Capital LLC 2.20% due 5/5/2008[6]	5,300	5,289
Swedish Export Credit Corp. 2.13% due 6/18/2008	4,600	4,573
AstraZeneca PLC 2.92% due 8/26/2008[6]	4,300	4,252
National Australia Funding (Delaware) Inc. 2.88% due 5/2/2008[6]	3,900	3,890
Calyon North America Inc. 2.60% due 4/4/2008	1,900	1,900

Total short-term securities (cost: $63,872,000)		63,866

Total investment securities (cost: $611,176,000)		632,606
Other assets less liabilities		25,063

Net assets		US$657,669

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Coupon rate may change periodically.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $48,761,000, which represented 7.41% of the net assets of the fund.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Index-linked bond whose principal amount moves with a government retail price index.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $50,462,000, which represented 7.67% of the net assets of the fund.

[7]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,333,000, which represented .20% of the net assets of the fund.

[8]	Step bond; coupon rate will increase at a later date.

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets based on valuation method, using three levels. Level 1 assets are valued based on quoted prices in active markets for identical securities. Level 2 assets are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets. Level 3 assets are valued using significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the fund’s assets as of March 31, 2008 (dollars in thousands):

	Investment	Forward currency
	securities	contracts

Level 1 — Quoted prices	$566
Level 2 — Other significant observable inputs	631,642	$4,425	*
Level 3 — Significant unobservable inputs	398
Total	$632,606

The following table summarizes the series’ Level 3 investment securities and related transactions during the three months ended March 31, 2008
(dollars in thousands):

Beginning value at 1/1/2008	$885
Net sales	(60)
Net unrealized depreciation	(64)
Net transfers out of Level 3	(363)
Ending value at 3/31/2008	$398

Net unrealized depreciation during the period on Level 3 assets held at 3/31/2008	$(64)

*Net unrealized appreciation on forward currency contracts is not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$28,762
Gross unrealized depreciation on investment securities	(7,657)
Net unrealized appreciation on investment securities	21,105
Cost of investment securities for federal income tax purposes	611,501

High-Income Bond Fund
Investment portfolio

March 31, 2008
unaudited

Bonds, notes & other debt instruments — 80.60%	Principal amount (000)	Market value (000)

CONSUMER DISCRETIONARY — 22.26%
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	$1,167	$1,068
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	1,050	769
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[1]	2,875	2,652
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 12.125% 2012	1,000	598
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	5,908	5,081
Charter Communications Operating, LLC, Term Loan B, 5.26% 2014[2,3,4]	5,686	4,819
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[1]	800	724
Charter Communications Operating, LLC, Term Loan B, 8.50% 2014[2,3,4]	2,750	2,677
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[1]	3,050	3,020
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	7,550	5,285
Univision Communications, Inc., Second Lien Term Loan B, 5.204% 2009[2,3,4]	500	474
Univision Communications Inc. 7.85% 2011	1,240	1,107
Univision Communications, Inc., First Lien Term Loan B, 5.494% 2014[2,3,4]	4,450	3,524
Univision Communications Inc. 9.75% 2015[1,5]	17,050	10,401
General Motors Corp. 7.20% 2011	985	825
General Motors Corp. 7.125% 2013	4,250	3,283
General Motors Corp. 7.25% 2013	€400	502
General Motors Corp. 7.70% 2016	$900	659
General Motors Corp. 8.80% 2021	8,032	6,124
General Motors Corp. 8.25% 2023	250	176
General Motors Corp. 8.375% 2033	625	444
Michaels Stores, Inc., Term Loan B, 5.438% 2013[2,3,4]	2,234	1,880
Michaels Stores, Inc. 10.00% 2014	7,575	6,666
Michaels Stores, Inc. 0%/13.00% 2016[6]	975	449
Michaels Stores, Inc. 11.375% 2016	1,800	1,422
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	800	782
Dex Media, Inc., Series B, 0%/9.00% 2013[6]	250	181
Dex Media, Inc., Series B, 0%/9.00% 2013[6]	250	181
R.H. Donnelley Corp., Series A-2, 6.875% 2013	1,275	784
R.H. Donnelley Corp., Series A-1, 6.875% 2013	225	138
Dex Media, Inc., Series B, 8.00% 2013	2,575	1,893
R.H. Donnelley Corp., Series A-3, 8.875% 2016	3,775	2,407
R.H. Donnelley Corp. 8.875% 2017[1]	4,785	3,015
Allison Transmission Holdings, Inc. 11.00% 2015[1]	1,500	1,313
Allison Transmission Holdings, Inc. 11.25% 2015[1,5]	8,050	6,802
TL Acquisitions, Inc., Term Loan B, 5.20% 2014[2,3,4]	2,935	2,526
Thomson Learning 0%/13.25% 2015[1,6]	2,120	1,526
Thomson Learning 10.50% 2015[1]	4,650	4,022
K. Hovnanian Enterprises, Inc. 6.00% 2010	3,000	1,965
K. Hovnanian Enterprises, Inc. 8.875% 2012	1,030	577
K. Hovnanian Enterprises, Inc. 6.375% 2014	1,075	731
K. Hovnanian Enterprises, Inc. 6.50% 2014	2,620	1,782
K. Hovnanian Enterprises, Inc. 6.25% 2015	920	621
K. Hovnanian Enterprises, Inc. 6.25% 2016	1,575	1,071
K. Hovnanian Enterprises, Inc. 7.50% 2016	865	606
K. Hovnanian Enterprises, Inc. 8.625% 2017	695	539
Sun Media Corp. 7.625% 2013	1,500	1,425
Quebecor Media Inc. 7.75% 2016	3,450	3,165
Quebecor Media Inc. 7.75% 2016	3,350	3,074
CanWest Media Inc., Series B, 8.00% 2012	7,251	6,925
CanWest MediaWorks Inc. 9.25% 2015[1]	750	694
Ford Capital BV 9.50% 2010	200	181
Ford Motor Co., Term Loan B, 5.80% 2013[2,3,4]	2,735	2,252
Ford Motor Co. 6.50% 2018	4,564	3,081
Ford Motor Co. 8.875% 2022	1,835	1,436
Delphi Automotive Systems Corp. 6.50% 2009[7]	3,500	1,155
Delphi Corp. 6.50% 2013[7]	555	178
Delphi Automotive Systems Corp. 6.55% 2006[7]	250	80
Delphi Automotive Systems Corp. 7.125% 2029[7]	750	240
MGM MIRAGE 6.00% 2009	1,000	998
MGM MIRAGE 6.75% 2012	1,050	979
MGM MIRAGE 6.75% 2013	3,130	2,895
MGM MIRAGE 6.625% 2015	1,550	1,356
Tenneco Automotive Inc., Series B, 10.25% 2013	772	822
Tenneco Automotive Inc. 8.625% 2014	3,535	3,491
Tenneco Automotive Inc. 8.125% 2015[1]	1,750	1,746
Toys “R” Us, Inc. 7.625% 2011	5,455	4,459
Toys “R” Us-Delaware, Inc., Term Loan B, 7.315% 2012[2,3,4]	1,244	1,127
American Media Operations, Inc., Series B, 10.25% 2009	4,375	2,953
American Media Operations, Inc., Series B, 10.25% 2009[1]	159	107
American Media Operations, Inc. 8.875% 2011	3,480	2,314
American Media Operations, Inc. 8.875% 2011[1]	127	84
Cinemark USA, Inc., Term Loan B, 4.82% 2013[2,3,4]	3,123	2,820
Cinemark, Inc. 0%/9.75% 2014[6]	2,625	2,376
Mohegan Tribal Gaming Authority 6.375% 2009	1,695	1,703
Mohegan Tribal Gaming Authority 6.125% 2013	250	229
Mohegan Tribal Gaming Authority 7.125% 2014	3,825	3,156
Pinnacle Entertainment, Inc. 7.50% 2015[1]	6,300	4,993
Young Broadcasting Inc. 10.00% 2011	7,467	4,723
CSC Holdings, Inc., Series B, 8.125% 2009	1,650	1,671
Cablevision Systems Corp., Series B, 8.00% 2012	2,690	2,629
Idearc Inc. 8.00% 2016	6,400	4,176
Radio One, Inc., Series B, 8.875% 2011	4,225	3,412
Radio One, Inc. 6.375% 2013	900	653
Burlington Coat Factory Warehouse Corp. 11.125% 2014	5,225	4,062
NTL Cable PLC 8.75% 2014	3,115	2,811
NTL Cable PLC 8.75% 2014	€500	681
NTL Cable PLC 9.75% 2014	£300	507
Boyd Gaming Corp. 7.75% 2012	$1,300	1,209
Boyd Gaming Corp. 6.75% 2014	1,550	1,279
Boyd Gaming Corp. 7.125% 2016	1,725	1,397
Bon-Ton Department Stores, Inc. 10.25% 2014	5,650	3,800
LBI Media, Inc. 8.50% 2017[1]	4,210	3,668
Local T.V. Finance LLC 9.25% 2015[1,5]	4,485	3,616
Education Management LLC and Education Management Finance Corp. 8.75% 2014	1,350	1,148
Education Management LLC and Education Management Finance Corp. 10.25% 2016	3,010	2,408
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	6,000	3,450
Standard Pacific Corp. 5.125% 2009	1,675	1,466
Standard Pacific Corp. 6.875% 2011	300	227
Standard Pacific Corp. 6.25% 2014	660	475
Standard Pacific Corp. 7.00% 2015	1,715	1,239
Kabel Deutschland GmbH 10.625% 2014	3,350	3,304
Beazer Homes USA, Inc. 8.125% 2016	4,350	3,230
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	3,225	3,120
Neiman Marcus Group, Inc. 9.00% 2015[5]	3,095	3,110
Viacom Inc. 5.75% 2011	3,000	3,034
Hanesbrands Inc., Series B, 8.204% 2014[3]	3,215	2,869
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012	2,750	2,784
Liberty Media Corp. 7.875% 2009	1,000	1,008
Liberty Media Corp. 8.25% 2030	2,000	1,688
Edcon Pty Ltd. 7.856% 2014[3]	€2,500	2,625
iesy Repository GmbH 10.125% 2015	500	746
iesy Repository GmbH 10.375% 2015[1]	$2,000	1,810
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc. 9.375% 2014	2,675	2,384
KB Home 5.875% 2015	685	596
KB Home 6.25% 2015	1,810	1,613
DaimlerChrysler Financial Services Americas LLC, First Lien Term Loan, 6.80% 2012[2,3,4]	1,075	897
DaimlerChrysler Financial Services Americas LLC, Second Lien Term Loan, 9.30% 2013[2,3,4]	1,775	1,238
Meritage Corp. 7.00% 2014	1,500	1,144
Meritage Homes Corp. 6.25% 2015	1,300	982
Vidéotron Ltée 6.875% 2014	1,120	1,039
Vidéotron Ltée 6.375% 2015	1,220	1,074
AMC Entertainment Inc. 8.00% 2014	500	426
AMC Entertainment Inc., Series B, 11.00% 2016	1,750	1,647
Grupo Posadas, SA de CV 8.75% 2011[1]	1,950	2,033
Seneca Gaming Corp., Series B, 7.25% 2012	2,125	2,013
Visteon Corp. 8.25% 2010	2,000	1,645
Sealy Mattress Co. 8.25% 2014	1,950	1,638
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	1,600	1,604
Warner Music Group 7.375% 2014	2,000	1,550
William Lyon Homes, Inc. 10.75% 2013	1,750	919
William Lyon Homes, Inc. 7.50% 2014	1,125	557
WDAC Intermediate Corp. 8.375% 2014[1,8]	1,450	1,131
WDAC Intermediate Corp. 8.50% 2014	€250	288
D.R. Horton, Inc. 8.00% 2009	$875	864
D.R. Horton, Inc. 7.875% 2011	300	292
D.R. Horton, Inc. 6.875% 2013	200	184
J.C. Penney Co., Inc. 8.00% 2010	750	783
J.C. Penney Co., Inc. 9.00% 2012	495	545
Mediacom Broadband LLC and Mediacom Broadband Corp. 8.50% 2015	1,500	1,267
Cooper-Standard Automotive Inc. 7.00% 2012	250	216
Cooper-Standard Automotive Inc. 8.375% 2014	1,275	972
Royal Caribbean Cruises Ltd. 8.00% 2010	875	894
Royal Caribbean Cruises Ltd. 8.75% 2011	275	285
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	1,021	1,040
Dillard’s, Inc. 6.625% 2008	700	702
Dillard Department Stores, Inc. 9.125% 2011	350	338
Regal Cinemas Corp., Series B, 9.375% 2012[8]	1,000	1,033
TRW Automotive Inc. 7.00% 2014[1]	1,000	927
Gaylord Entertainment Co. 8.00% 2013	500	466
Gaylord Entertainment Co. 6.75% 2014	500	437
Dollarama Group LP and Dollarama Corp. 8.875% 2012	870	822
Dollar General Corp. 10.625% 2015	425	412
Dollar General Corp. 11.875% 2017[3,5]	450	396
Claire’s Stores, Inc. 9.25% 2015	1,250	791
Goodyear Tire & Rubber Co. 8.663% 2009[3]	675	674
Warnaco, Inc. 8.875% 2013	500	520
Clear Channel Communications, Inc. 5.50% 2014	605	436
Carmike Cinemas, Inc., Delayed Draw, Term Loan, 6.49% 2012[2,3,4]	288	271
Harrah’s Operating Co., Inc. 5.625% 2015	400	234
Ryland Group, Inc. 5.375% 2008	167	167
KAC Acquisition Corp. 8.00% 2026[1,5,8]	84	84
Stoneridge, Inc. 11.50% 2012	10	10
		283,100

INDUSTRIALS — 10.11%
Nielsen Finance LLC, Term Loan B, 5.346% 2013[2,3,4]	1,246	1,126
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	7,600	7,600
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[6]	9,965	6,353
Calair LLC and Calair Capital Corp. 8.125% 2008	1,000	1,000
Continental Airlines, Inc. 8.75% 2011	1,250	978
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[4]	464	431
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[4]	673	647
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[4]	1,400	1,313
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[4]	712	686
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[4]	2,646	2,249
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[4]	1,712	1,648
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[4]	986	989
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[4]	874	822
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	725	749
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[5]	8,110	8,333
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	250	250
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B1, 6.45% 2014[2,3,4]	1,295	1,252
DAE Aviation Holdings, Inc. and Standard Aero Ltd., Term Loan B2, 6.99% 2014[2,3,4]	1,286	1,244
DAE Aviation Holdings, Inc. 11.25% 2015[1]	6,845	6,777
American Airlines, Inc., Series 1999-1, Class B, 7.324% 2011[4]	1,855	1,836
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[4]	2,000	1,885
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[4]	1,440	1,443
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[4]	3,409	2,796
AMR Corp. 10.00% 2021[8]	1,000	538
Allied Waste North America, Inc., Series B, 6.50% 2010	1,000	1,005
Allied Waste North America, Inc., Series B, 5.75% 2011	1,000	983
Allied Waste North America, Inc. 7.875% 2013	400	414
Allied Waste North America, Inc., Series B, 6.125% 2014	1,250	1,213
Allied Waste North America, Inc., Series B, 7.375% 2014	2,600	2,571
Allied Waste North America, Inc. 7.25% 2015	100	100
Allied Waste North America, Inc. 6.875% 2017	700	689
Delta Air Lines, Inc., First Lien Term Loan A, 6.84% 2012[2,3,4]	1,999	1,632
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[4]	2,500	2,492
Delta Air Lines, Inc., Second Lien Term Loan B, 8.082% 2014[2,3,4]	2,978	2,363
ARAMARK Corp., Term Loan B, 4.571% 2014[2,3,4]	2,301	2,152
ARAMARK Corp., Term Loan B, Letter of Credit, 4.571% 2014[2,3,4]	146	137
ARAMARK Corp. 6.739% 2015[3]	100	89
ARAMARK Corp. 8.50% 2015	3,375	3,400
US Investigations Services, Inc., Term Loan B, 5.599% 2015[2,3,4]	1,494	1,281
US Investigations Services, Inc. 10.50% 2015[1]	2,925	2,398
US Investigations Services, Inc. 11.75% 2016[1]	2,500	1,875
NTK Holdings Inc. 0%/10.75% 2014[4,6]	5,250	2,572
THL Buildco, Inc. 8.50% 2014	3,935	2,932
Ashtead Group PLC 8.625% 2015[1]	2,050	1,650
Ashtead Capital, Inc. 9.00% 2016[1]	4,525	3,688
Northwest Airlines, Inc., Term Loan B, 6.20% 2013[2,3,4]	2,206	2,044
Northwest Airlines, Inc., Term Loan A, 4.45% 2018[2,3,4]	3,528	3,122
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[4]	1,520	1,505
United Air Lines, Inc., Term Loan B, 4.625% 2014[2,3,4]	1,424	1,144
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[4]	461	463
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[4]	800	792
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[1,4,8]	461	399
Kansas City Southern Railway Co. 9.50% 2008	685	698
Kansas City Southern Railway Co. 7.50% 2009	2,365	2,412
Alion Science and Technology Corp. 10.25% 2015	5,190	2,958
RBS Global, Inc. and Rexnord LLC 9.50% 2014	2,575	2,420
RBS Global, Inc. and Rexnord LLC 8.875% 2016	500	445
DRS Technologies, Inc. 6.875% 2013	1,200	1,182
DRS Technologies, Inc. 6.625% 2016	1,500	1,474
DRS Technologies, Inc. 7.625% 2018	200	201
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	2,361	2,414
Navios Maritime Holdings Inc. 9.50% 2014	2,375	2,378
TFM, SA de CV 9.375% 2012	2,150	2,231
Accuride Corp. 8.50% 2015	2,390	1,960
TransDigm Inc. 7.75% 2014	1,900	1,909
United Rentals (North America), Inc., Series B, 6.50% 2012	1,750	1,592
Atrium Companies, Inc., Term Loan B, 7.21% 2012[2,3,4]	1,481	1,177
ACIH, Inc. 11.50% 2012[1]	1,225	349
RSC Holdings III, LLC, Second Lien Term Loan B, 8.15% 2013[2,3,4]	1,753	1,499
Hertz Corp. 10.50% 2016	1,275	1,200
FTI Consulting, Inc. 7.625% 2013	1,000	1,030
H&E Equipment Services, Inc. 8.375% 2016	685	569
Quebecor World Inc. 8.75% 2016[1,7]	1,000	480
		128,628

TELECOMMUNICATION SERVICES — 8.04%
Intelsat, Ltd. 6.50% 2013	2,000	1,310
Intelsat (Bermuda), Ltd. 8.25% 2013	2,765	2,800
Intelsat (Bermuda), Ltd. 0%/9.25% 2015[6]	1,100	941
Intelsat (Bermuda), Ltd. 8.625% 2015	1,685	1,706
Intelsat Corp. 9.00% 2016	2,200	2,228
Intelsat (Bermuda), Ltd. 9.25% 2016	2,100	2,126
Intelsat (Bermuda), Ltd. 11.25% 2016	500	509
Nextel Communications, Inc., Series E, 6.875% 2013	550	435
Nextel Communications, Inc., Series D, 7.375% 2015	5,175	3,987
Sprint Nextel Corp. 6.00% 2016	3,750	2,920
Sprint Capital Corp. 6.90% 2019	2,275	1,795
Sprint Capital Corp. 8.75% 2032	2,040	1,728
American Tower Corp. 7.125% 2012	6,890	7,079
American Tower Corp. 7.50% 2012	1,925	1,978
American Tower Corp. 7.00% 2017[1]	1,725	1,734
Windstream Corp. 8.125% 2013	4,225	4,172
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	1,775	1,815
Windstream Corp. 8.625% 2016	1,875	1,852
Windstream Corp. 7.00% 2019	1,000	875
Centennial Communications Corp. 10.00% 2013	250	234
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	1,695	1,682
Centennial Communications Corp. 10.479% 2013[3]	2,950	2,581
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[3]	3,450	3,277
U S WEST Capital Funding, Inc. 6.375% 2008	250	251
Qwest Capital Funding, Inc. 7.90% 2010	1,660	1,668
Qwest Capital Funding, Inc. 7.25% 2011	2,050	1,958
Qwest Communications International Inc. 7.25% 2011	600	579
Qwest Communications International Inc., Series B, 7.50% 2014	2,500	2,362
U S WEST Capital Funding, Inc. 6.875% 2028	1,200	948
Triton PCS, Inc. 8.50% 2013	6,625	6,931
MetroPCS Wireless, Inc. 9.25% 2014	7,250	6,706
Rural Cellular Corp. 8.989% 2012[3]	850	854
Rural Cellular Corp. 6.076% 2013[3]	5,675	5,703
Cricket Communications, Inc. 9.375% 2014	4,605	4,386
Cricket Communications, Inc. 9.375% 2014[1]	1,000	953
Hawaiian Telcom Communications, Inc. 9.75% 2013	3,135	1,709
Hawaiian Telcom Communications, Inc. 10.318% 2013[3]	1,725	906
Hawaiian Telcom Communications, Inc., Term Loan C, 4.946% 2014[2,3,4]	2,240	1,719
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	425	155
Rogers Wireless Inc. 7.25% 2012	600	643
Rogers Wireless Inc. 7.50% 2015	2,675	2,814
Cincinnati Bell Inc. 7.25% 2013	3,200	3,160
Level 3 Financing, Inc. 9.25% 2014	3,000	2,468
Digicel Group Ltd. 8.875% 2015[1]	2,250	1,884
Millicom International Cellular SA 10.00% 2013	1,320	1,406
Orascom Telecom 7.875% 2014[1]	1,500	1,399
NTELOS Inc., Term Loan B, 5.27% 2011[2,3,4]	970	930
		102,256

FINANCIALS — 7.70%
Residential Capital, LLC 3.49% 2008[3]	1,250	994
Residential Capital Corp. 7.828% 2009[1,3]	2,750	1,031
Residential Capital Corp. 8.375% 2010[3]	3,760	1,908
General Motors Acceptance Corp. 6.875% 2011	1,000	766
General Motors Acceptance Corp. 7.25% 2011	2,447	1,928
General Motors Acceptance Corp. 6.625% 2012	500	379
General Motors Acceptance Corp. 6.875% 2012	300	228
General Motors Acceptance Corp. 7.00% 2012	3,220	2,451
Residential Capital, LLC 8.50% 2012[3]	990	490
General Motors Acceptance Corp. 5.276% 2014[3]	1,650	1,104
General Motors Acceptance Corp. 6.75% 2014	2,565	1,817
General Motors Acceptance Corp. 8.00% 2031	480	345
Ford Motor Credit Co. 5.80% 2009	1,000	953
Ford Motor Credit Co. 7.375% 2009	475	433
Ford Motor Credit Co. 7.875% 2010	2,125	1,854
Ford Motor Credit Co. 9.75% 2010[3]	750	668
Ford Motor Credit Co. 7.375% 2011	1,425	1,189
Ford Motor Credit Co. 9.875% 2011	2,000	1,785
Ford Motor Credit Co. 7.127% 2012[3]	3,300	2,443
Realogy Corp., Term Loan B, 7.505% 2013[2,3,4]	1,251	1,009
Realogy Corp., Term Loan, Letter of Credit, 8.24% 2013[2,3,4]	337	272
Realogy Corp. 10.50% 2014	5,375	3,642
Realogy Corp. 11.00% 2014[5]	5,100	2,932
Realogy Corp. 12.375% 2015	1,000	450
Washington Mutual Bank, FA 5.65% 2014	1,000	826
Washington Mutual Preferred Funding I Ltd., Series A-1, 6.534% (undated)[1,3,8]	7,600	4,218
Washington Mutual Preferred Funding III Ltd. 6.895% (undated)[1,3,8]	2,000	1,130
Washington Mutual Preferred Funding IV Ltd. 9.75% (undated)[1,3]	2,500	1,915
TuranAlem Finance BV 7.875% 2010	1,500	1,408
TuranAlem Finance BV 7.75% 2013[1]	2,000	1,691
TuranAlem Finance BV 8.50% 2015	500	416
TuranAlem Finance BV 8.50% 2015[1]	260	216
TuranAlem Finance BV 8.25% 2037[1]	3,710	2,938
Countrywide Home Loans, Inc., Series L, 3.25% 2008	375	368
Countrywide Home Loans, Inc., Series M, 4.125% 2009	1,475	1,329
Countrywide Home Loans, Inc., Series K, 5.625% 2009	1,775	1,629
Countrywide Financial Corp., Series A, 4.50% 2010	390	347
Countrywide Home Loans, Inc., Series L, 4.00% 2011	1,460	1,303
Countrywide Financial Corp., Series B, 5.80% 2012	1,165	1,056
Citigroup Capital XXI 8.30% 2057[3]	5,625	5,558
Host Marriott, LP, Series M, 7.00% 2012	2,970	2,918
Host Marriott, LP, Series K, 7.125% 2013	1,125	1,108
Host Hotels & Resorts, LP, Series S, 6.875% 2014	1,150	1,101
E*TRADE Financial Corp. 8.00% 2011	1,725	1,449
E*TRADE Financial Corp. 7.375% 2013	225	161
E*TRADE Financial Corp. 7.875% 2015	3,935	2,814
HSBK (Europe) BV 7.75% 2013	1,690	1,620
HSBK (Europe) BV 7.75% 2013[1]	270	259
HSBK (Europe) BV 7.25% 2017[1]	2,400	2,111
Rouse Co. 3.625% 2009	615	582
Rouse Co. 7.20% 2012	1,495	1,372
Rouse Co. 6.75% 2013[1]	1,575	1,365
CIT Group Inc. 7.625% 2012	3,600	2,995
Capmark Financial Group, Inc. 3.746% 2010[1,3]	1,250	828
Capmark Financial Group, Inc. 5.875% 2012[1]	2,300	1,458
HSBC Finance Corp. 5.00% 2015	2,265	2,135
Northern Rock PLC 5.60% (undated)[1,3,8]	600	345
Northern Rock PLC 6.594% (undated)[1,3,8]	3,050	1,754
Catlin Insurance Ltd. 7.249% (undated)[1,3]	2,500	2,090
ILFC E-Capital Trust II 6.25% 2065[1,3]	2,000	1,790
Kazkommerts International BV 8.50% 2013	500	442
Kazkommerts International BV 8.00% 2015	600	477
Kazkommerts International BV, Series 4, 7.50% 2016	1,000	752
Liberty Mutual Group Inc., Series A, 7.80% 2087[1]	1,500	1,268
Lazard Group LLC 7.125% 2015	1,165	1,135
Downey Financial Corp. 6.50% 2014	1,250	1,087
Morgan Stanley 10.09% 2017[8]	BRL2,000	965
Schwab Capital Trust I 7.50% 2037[3]	$1,000	932
SLM Corp., Series A, 3.631% 2014[3]	1,200	842
UnumProvident Finance Co. PLC 6.85% 2015[1]	800	809
PNC Funding Corp., Series I, 6.517% (undated)[1,3,8]	1,000	675
Chevy Chase Bank, FSB 6.875% 2013	500	470
iStar Financial, Inc. 6.50% 2013[8]	500	377
		97,905

INFORMATION TECHNOLOGY — 6.92%
NXP BV and NXP Funding LLC 7.008% 2013[3]	3,075	2,548
NXP BV and NXP Funding LLC 7.326% 2013[3]	€500	628
NXP BV and NXP Funding LLC 7.875% 2014	$4,825	4,439
NXP BV and NXP Funding LLC 9.50% 2015	12,145	10,020
Freescale Semiconductor, Inc., Term Loan B, 4.869% 2013[2,3,4]	1,315	1,115
Freescale Semiconductor, Inc. 6.675% 2014[3]	750	521
Freescale Semiconductor, Inc. 8.875% 2014	3,325	2,618
Freescale Semiconductor, Inc. 9.125% 2014[5]	7,350	5,402
Freescale Semiconductor, Inc. 10.125% 2016	1,955	1,329
Sanmina-SCI Corp. 5.55% 2014[1,3]	1,000	905
Sanmina-SCI Corp. 8.125% 2016	9,350	8,321
Hughes Communications, Inc. 9.50% 2014	9,150	9,150
First Data Corp., Term Loan B2, 5.349% 2014[2,3,4]	7,960	7,188
SunGard Data Systems Inc. 9.125% 2013	6,984	7,089
Celestica Inc. 7.875% 2011	4,600	4,543
Celestica Inc. 7.625% 2013	2,250	2,138
Serena Software, Inc. 10.375% 2016	5,975	5,534
Ceridian Corp. 11.25% 2015[1]	5,400	4,631
Sensata Technologies BV 8.00% 2014[3]	4,870	4,310
Xerox Corp. 7.125% 2010	1,250	1,318
Xerox Corp. 7.625% 2013	1,000	1,034
Nortel Networks Ltd. 8.508% 2011[3]	1,250	1,078
Electronic Data Systems Corp., Series B, 6.50% 2013[3]	1,000	992
Jabil Circuit, Inc. 5.875% 2010	875	865
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	520	299
		88,015

MATERIALS — 5.54%
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	525	476
Stone Container Corp. 8.375% 2012	1,430	1,301
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	3,650	3,157
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017	2,770	2,341
Nalco Co. 7.75% 2011	4,340	4,416
Nalco Co. 8.875% 2013	500	516
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[6]	1,900	1,720
Georgia Gulf Corp. 9.50% 2014	7,135	5,547
Georgia Gulf Corp. 10.75% 2016	755	498
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	3,545	3,749
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	1,390	1,479
Plastipak Holdings, Inc. 8.50% 2015[1]	4,585	4,195
Building Materials Corp. of America 7.75% 2014	5,675	4,114
Abitibi-Consolidated Co. of Canada 5.25% 2008	700	704
Abitibi-Consolidated Finance LP 7.875% 2009	767	648
Abitibi-Consolidated Inc. 8.55% 2010	680	394
Abitibi-Consolidated Co. of Canada 6.30% 2011[3]	475	245
Abitibi-Consolidated Inc. 7.75% 2011	525	286
Abitibi-Consolidated Co. of Canada 6.00% 2013	460	225
Abitibi-Consolidated Co. of Canada 8.375% 2015	2,715	1,412
Algoma Steel Inc., Term Loan B, 7.33% 2013[2,3,4]	709	629
Algoma Steel Inc. 9.875% 2015[1]	2,500	2,175
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	2,800	2,625
Rockwood Specialties Group, Inc. 7.50% 2014	1,500	1,463
Rockwood Specialties Group, Inc. 7.625% 2014	€700	1,028
Graphic Packaging International, Inc. 8.50% 2011	$2,125	2,098
Associated Materials Inc. 9.75% 2012	1,200	1,170
AMH Holdings, Inc. 0%/11.25% 2014[6]	1,250	859
Owens-Illinois, Inc. 7.50% 2010	1,275	1,310
Owens-Brockway Glass Container Inc. 6.75% 2014	€375	566
Georgia-Pacific Corp. 8.125% 2011	$485	484
Georgia-Pacific Corp. 9.50% 2011	680	695
Georgia-Pacific Corp., First Lien Term Loan B, 4.74% 2012[2,3,4]	587	546
FMG Finance Pty Ltd. 10.625% 2016[1]	1,500	1,695
Metals USA Holdings Corp. 10.729% 2012[3,5]	1,550	1,163
Metals USA, Inc. 11.125% 2015	500	493
Berry Plastics Holding Corp. 10.25% 2016	2,075	1,608
AEP Industries Inc. 7.875% 2013	1,665	1,523
Ryerson Inc. 10.614% 2014[1,3]	1,375	1,244
Ryerson Inc. 12.00% 2015[1]	275	261
C10 Capital (SPV) Ltd. 6.722% (undated)[1,3]	1,275	1,182
Neenah Paper, Inc. 7.375% 2014	1,200	1,056
Vale Overseas Ltd. 6.25% 2017	1,000	998
Domtar Corp. 7.125% 2015	1,050	995
Momentive Performance Materials Inc. 9.75% 2014	1,000	903
MacDermid 9.50% 2017[1]	1,000	900
JSG Funding PLC 7.75% 2015	1,000	880
Graham Packaging Co., LP and GPC Capital Corp. 9.875% 2014	1,000	845
Allegheny Technologies, Inc. 8.375% 2011	750	801
Ainsworth Lumber Co. Ltd. 7.25% 2012	20	12
Ainsworth Lumber Co. Ltd. 6.75% 2014	785	459
Witco Corp. 6.875% 2026	505	341
		70,430

UTILITIES — 5.51%
Edison Mission Energy 7.50% 2013	4,700	4,841
Edison Mission Energy 7.75% 2016	2,200	2,277
Midwest Generation, LLC, Series B, 8.56% 2016[4]	2,108	2,287
Edison Mission Energy 7.00% 2017	5,525	5,525
Edison Mission Energy 7.20% 2019	5,725	5,682
Edison Mission Energy 7.625% 2027	2,425	2,292
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 6.596% 2014[2,3,4]	2,145	1,958
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015[1]	7,665	7,674
Texas Competitive Electric Holdings Co. LLC 10.25% 2015[1]	4,895	4,901
AES Corp. 9.50% 2009	396	411
AES Corp. 9.375% 2010	1,497	1,590
AES Corp. 8.75% 2013[1]	2,820	2,947
AES Gener SA 7.50% 2014	750	798
AES Corp. 7.75% 2015	1,500	1,519
AES Corp. 8.00% 2017	1,000	1,017
AES Red Oak, LLC, Series A, 8.54% 2019[4]	426	428
Intergen Power 9.00% 2017[1]	7,550	7,927
NRG Energy, Inc. 7.25% 2014	2,125	2,104
NRG Energy, Inc. 7.375% 2016	4,775	4,691
ISA Capital do Brasil SA 7.875% 2012[1]	2,225	2,303
ISA Capital do Brasil SA 8.80% 2017[1]	800	836
Cilcorp Inc. 8.70% 2009	2,000	2,116
Sierra Pacific Resources 8.625% 2014	875	923
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	275	271
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	500	494
FPL Energy National Wind Portfolio, LLC 6.125% 2019[1,4]	1,244	1,234
Mirant Americas Generation, Inc. 8.30% 2011	950	974
		70,020

ENERGY — 4.42%
Williams Companies, Inc. 6.375% 2010[1]	1,000	1,030
Williams Companies, Inc. 6.729% 2010[1,3]	1,500	1,537
Williams Companies, Inc. 8.125% 2012	1,900	2,085
Williams Companies, Inc. 7.875% 2021	250	272
Transcontinental Gas Pipe Line Corp. 7.25% 2026	975	1,004
Williams Companies, Inc. 8.75% 2032	6,825	7,917
Enterprise Products Operating LP 8.375% 2066[3]	2,610	2,544
Enterprise Products Operating LP 7.034% 2068[3]	6,815	5,795
Williams Partners L.P. and Williams Partners Finance Corp. 7.50% 2011	3,825	3,988
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	2,525	2,550
Petroplus Finance Ltd. 6.75% 2014[1]	2,900	2,661
Petroplus Finance Ltd. 7.00% 2017[1]	3,000	2,692
Drummond Co., Inc. 7.375% 2016[1]	5,070	4,664
Gaz Capital SA 7.288% 2037[1]	4,000	3,669
TEPPCO Partners LP 7.00% 2067[3]	3,695	3,176
Forest Oil Corp. 7.25% 2019	3,000	3,067
Newfield Exploration Co. 7.625% 2011	500	525
Newfield Exploration Co. 6.625% 2014	1,325	1,312
Newfield Exploration Co. 6.625% 2016	825	813
Teekay Shipping Corp. 8.875% 2011	1,625	1,727
Premcor Refining Group Inc. 6.75% 2011	1,150	1,230
Sabine Pass LNG, LP 7.25% 2013	1,000	970
Whiting Petroleum Corp. 7.25% 2013	500	495
Peabody Energy Corp. 5.875% 2016	500	475
		56,198

HEALTH CARE — 4.34%
HealthSouth Corp. 10.829% 2014[3]	1,640	1,591
HealthSouth Corp. 10.75% 2016	8,005	8,445
Tenet Healthcare Corp. 6.375% 2011	1,770	1,606
Tenet Healthcare Corp. 7.375% 2013	1,825	1,638
Tenet Healthcare Corp. 9.875% 2014	4,725	4,595
Tenet Healthcare Corp. 9.25% 2015	880	827
HCA Inc., Term Loan B, 4.946% 2013[2,3,4]	6,579	6,065
HCA Inc. 9.125% 2014	495	511
HCA Inc. 9.25% 2016	265	276
HCA Inc. 9.625% 2016[5]	890	926
VWR Funding, Inc. 10.25% 2015[3,5]	6,310	5,900
PTS Acquisition Corp. 9.50% 2015[1,5]	5,345	4,356
Bausch & Lomb Inc. 9.875% 2015[1]	3,955	4,034
Elan Finance PLC and Elan Finance Corp. 7.201% 2013[3]	1,720	1,505
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	2,500	2,363
Surgical Care Affiliates, Inc. 8.875% 2015[1,5]	1,950	1,511
Surgical Care Affiliates, Inc. 10.00% 2017[1]	1,825	1,378
Mylan Inc., Term Loan B, 6.25% 2014[2,3,4]	2,364	2,291
Viant Holdings Inc. 10.125% 2017[1]	1,842	1,501
Warner Chilcott Corp. 8.75% 2015	1,463	1,470
Team Finance LLC and Health Finance Corp. 11.25% 2013	1,485	1,433
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	530	566
Universal Hospital Services, Inc. 8.288% 2015[3]	440	394
		55,182

CONSUMER STAPLES — 2.78%
SUPERVALU INC., Term Loan B, 4.186% 2012[2,3,4]	903	871
SUPERVALU INC. 7.50% 2012	340	348
Albertson’s, Inc. 7.25% 2013	1,260	1,267
Albertson’s, Inc. 8.00% 2031	3,575	3,426
Stater Bros. Holdings Inc. 8.125% 2012	4,900	4,937
Stater Bros. Holdings Inc. 7.75% 2015	400	380
Constellation Brands, Inc. 8.375% 2014	1,250	1,294
Constellation Brands, Inc. 7.25% 2017	3,770	3,676
Dole Food Co., Inc. 7.25% 2010	1,275	988
Dole Food Co., Inc. 8.875% 2011	4,358	3,552
Smithfield Foods, Inc. 7.75% 2017	3,525	3,454
Vitamin Shoppe Industries Inc. 10.565% 2012[3,8]	3,030	3,030
Yankee Candle Co., Inc., Series B, 8.50% 2015	1,725	1,401
Yankee Candle Co., Inc., Series B, 9.75% 2017	1,750	1,400
JBS SA 10.50% 2016	2,425	2,346
Elizabeth Arden, Inc. 7.75% 2014	1,165	1,113
Duane Reade Inc. 9.75% 2011	1,015	853
Spectrum Brands, Inc. 7.375% 2015	780	511
Rite Aid Corp. 6.125% 2008[1]	475	462
		35,309

MORTGAGE-BACKED OBLIGATIONS[4] — 1.65%
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[1,8]	1,750	1,424
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[1,8]	6,050	5,026
Tower Ventures, LLC, Series 2006-1, Class F, 7.036% 2036[1,8]	5,970	5,426
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[1,8]	4,600	4,024
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[1,8]	700	597
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[1,8]	235	212
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[1,8]	2,235	2,011
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[1,8]	1,235	1,112
SBA CMBS Trust, Series 2006-1A, Class J, 7.825% 2036[1,8]	1,235	1,112
		20,944

BONDS & NOTES OF GOVERNMENTS OUTSIDE THE U.S. — 1.12%
Turkey (Republic of) Treasury Bill 0% 2008[8]	TRY1,350	968
Turkey (Republic of) 12.375% 2009	$250	276
Turkey (Republic of) 10.00% 2012[8,9]	TRY1,219	901
Turkey (Republic of) 16.00% 2012[8]	1,175	822
Argentina (Republic of) 1.933% 2012[3,4,8]	$1,625	861
Argentina (Republic of) 5.83% 2033[4,5,8,9]	ARS7,123	1,492
Argentina (Republic of) GDP-Linked 2035	5,935	187
Panama (Republic of) Global 7.125% 2026	$310	336
Panama (Republic of) Global 9.375% 2029	130	172
Panama (Republic of) Global 6.70% 2036[4]	1,522	1,556
Brazilian Treasury Bill 6.00% 2045[8,9]	BRL3,297	1,680
Indonesia (Republic of) 11.00% 2025	IDR14,490,000	1,447
United Mexican States Government, Series MI10, 9.50% 2014	MXN12,500	1,306
Colombia (Republic of) Global 10.75% 2013	$500	621
Colombia (Republic of) Global 12.00% 2015	COP780,000	448
Dominican Republic 9.04% 2018[1,4]	$683	729
Egypt (Arab Republic of) Treasury Bill 0% 2008[8]	EGP2,450	450
Egypt (Arab Republic of) 11.50% 2011[8]	125	25
		14,277

U.S. GOVERNMENT BONDS & NOTES — 0.19%
U.S. Treasury 6.00% 2026	$2,000	2,430

MUNICIPALS — 0.02%
State of Wisconsin, Badger Tobacco Asset Securitization Corp.,
Tobacco Settlement Asset-backed Bonds, 6.125% 2027	225	226

Total bonds, notes & other debt instruments (cost: $1,151,361,000)		1,024,920

	Shares or	Market value
Convertible securities — 0.95%	principal amount	(000)

CONSUMER DISCRETIONARY — 0.32%
Amazon.com, Inc. 6.875% PEACS convertible notes 2010	€2,593,000	$4,115

FINANCIALS — 0.29%
Countrywide Financial Corp., Series A, 0.758% convertible debentures 2037[1,3]	$2,500,000	2,225
Citigroup Inc., Series J, 7.00%, noncumulative convertible preferred depositary shares[8,10]	30,000	1,424
		3,649

UTILITIES — 0.15%
AES Trust VII 6.00% convertible preferred 2008	40,000	1,990

MISCELLANEOUS — 0.19%
Other convertible securities in initial period of acquisition		2,373

Total convertible securities (cost: $10,271,000)		12,127

Preferred stocks — 1.75%	Shares

FINANCIALS — 1.42%
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital securities[1]	160,000	4,900
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[1,3,8]	5,370,000	3,517
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative[1,3]	2,909,000	2,923
Fuji JGB Investment LLC, Series A, 9.87% noncumulative[1,3]	2,900,000	2,912
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[1]	246,000	1,222
Bank of America Corp., Series K, 8.00% noncumulative[3]	1,000,000	1,003
Fannie Mae, Series O, 7.00%[1,3]	20,000	906
Sumitomo Mitsui Banking Corp. 6.078%[1,3]	500,000	395
SB Treasury Co. LLC, Series A, 9.40% noncumulative[1,3]	205,000	208
		17,986

MISCELLANEOUS — 0.33%
Other preferred stocks in initial period of acquisition		4,236

Total preferred stocks (cost: $26,059,000)		22,222

Common stocks — 1.88%

INDUSTRIALS — 1.15%
DigitalGlobe Inc.[8,10,11]	3,677,578	14,710

UTILITIES — 0.28%
Drax Group PLC	334,565	3,572

TELECOMMUNICATION SERVICES — 0.10%
Sprint Nextel Corp., Series 1	127,382	852
Embarq Corp.	6,369	255
American Tower Corp., Class A11	3,522	138
XO Holdings, Inc.[11]	651	1
		1,246

CONSUMER DISCRETIONARY — 0.06%
Time Warner Cable Inc., Class A11	17,158	429
Adelphia Recovery Trust, Series Arahova[11]	388,601	202
Adelphia Recovery Trust, Series ACC-1[11]	449,306	31
Adelphia Recovery Trust, Series ACC-6B8,11	1,000,000	—
Radio One, Inc., Class D, nonvoting[11]	34,000	52
Radio One, Inc., Class A11	17,000	26
ACME Communications, Inc.[11]	13,100	26
Mobil Travel Guide, Inc.[8,10,11]	7,285	2
		768

INFORMATION TECHNOLOGY — 0.05%
ZiLOG, Inc.[11]	153,000	535
HSW International, Inc.[8,10,11]	22,356	81
		616

HEALTH CARE — 0.00%
Clarent Hospital Corp.[8,11]	80,522	16

MISCELLANEOUS — 0.24%
Other common stocks in initial period of acquisition		3,025

Total common stocks (cost: $16,518,000)		23,953

Rights & warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[11]	1,305	—
XO Holdings, Inc., Series B, warrants, expire 2010[11]	978	—
XO Holdings, Inc., Series C, warrants, expire 2010[11]	978	—
GT Group Telecom Inc., warrants, expire 2010[1,8,11]	4,000	—

Total rights & warrants (cost: $207,000)		—

	Principal amount
Short-term securities — 12.50%	(000)

Wal-Mart Stores Inc. 1.95% due 5/6/2008[1]	$18,300	18,264
Harley-Davidson Funding Corp. 2.80%–2.83% due 4/1–4/11/2008[1]	18,000	17,992
Coca-Cola Co. 2.20%–2.63% due 4/18–5/12/2008[1]	15,800	15,765
NetJets Inc. 2.52% due 4/18/2008[1]	13,900	13,882
Federal Home Loan Bank 2.88%–4.20% due 4/16–4/25/2008	13,300	13,273
John Deere Capital Corp. 2.96% due 4/2/2008[1]	12,500	12,498
Private Export Funding Corp. 2.18% due 6/5/2008[1]	10,200	10,149
Brown-Forman Corp. 2.20% due 5/16/2008[1]	10,000	9,972
3M Co. 2.05% due 5/23/2008	9,700	9,671
Procter & Gamble Co. 2.10% due 5/9/2008[1]	8,000	7,982
Johnson & Johnson 2.25% due 5/23/2008[1]	7,200	7,172
Caterpillar Financial Services Corp. 2.00% due 4/25/2008	6,800	6,791
PepsiCo Inc. 2.15% due 4/29/2008[1]	5,400	5,391
Freddie Mac 2.65% due 5/27/2008	5,400	5,382
AT&T Inc. 2.53% due 4/9/2008[1]	4,700	4,697

Total short-term securities (cost: $158,891,000)		158,881

Total investment securities (cost: $1,363,307,000)		1,242,103
Other assets less liabilities		29,529

Net assets		$1,271,632

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $344,995,000, which represented 27.13% of the net assets of the fund.

[2]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $69,271,000, which represented 5.45% of the net assets of the fund.

[3]	Coupon rate may change periodically.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[6]	Step bond; coupon rate will increase at a later date.
[7]	Scheduled interest and/or principal payment was not received.
[8]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $63,572,000, which represented 5.00% of the net assets of the fund.
[9]	Index-linked bond whose principal amount moves with a government retail price index.
[10]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date(s)	Cost (000)	Market Value (000)	Percent of net assets

DigitalGlobe Inc.	4/14/1999–7/31/2003	$3,000	$14,710	1.15%
Citigroup Inc., Series J, 7.00%,
noncumulative convertible preferred depositary shares	1/15/2008	1,500	1,424	.11
HSW International, Inc.	12/17/2007	69	81	.01
Mobil Travel Guide, Inc.	12/17/2007	2	2	.00

Total restricted securities		$4,571	$16,217	1.27%

[11]	Security did not produce income during the last 12 months.

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets based on valuation method, using three levels. Level 1 assets are valued based on quoted prices in active markets for identical securities. Level 2 assets are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets. Level 3 assets are valued using significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the fund’s assets as of March 31, 2008 (dollars in thousands):

	Investment	Forward currency
	securities	contracts

Level 1 — Quoted prices	$22,398
Level 2 — Other significant observable inputs	1,189,162	$(51	)*
Level 3 — Significant unobservable inputs	30,543
Total	$1,242,103

The following table summarizes the fund’s Level 3 investment securities and related transactions during the three months ended March 31, 2008
(dollars in thousands):

Beginning value at 1/1/2008	$17,514
Net realized loss	(221)
Net unrealized depreciation	(232)
Net transfers into Level 3	13,482
Ending value at 3/31/2008	$30,543

Net unrealized depreciation during the period on Level 3 assets held at 3/31/2008	$(452)

*Net unrealized depreciation on forward currency contracts is not included in the investment portfolio.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$25,150
Gross unrealized depreciation on investment securities	(148,187)
Net unrealized depreciation on investment securities	(123,037)
Cost of investment securities for federal income tax purposes	1,365,140

U.S. Government/AAA-Rated Securities Fund
Investment portfolio

March 31, 2008
 unaudited

Bonds, notes & other debt instruments — 95.12%	Principal amount (000)	Market value (000)

MORTGAGE-BACKED OBLIGATIONS — 51.59%
Federal agency mortgage-backed obligations[1] — 40.74%
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	$6,750	$6,981
Fannie Mae 12.00% 2015	51	58
Fannie Mae 5.50% 2017	2,266	2,331
Fannie Mae 9.00% 2018	22	24
Fannie Mae 10.00% 2018	85	97
Fannie Mae, Series 2001-4, Class GB, 10.185% 2018[2]	338	380
Fannie Mae 4.50% 2020	7,795	7,808
Fannie Mae 4.50% 2020	2,958	2,963
Fannie Mae 6.00% 2021	305	314
Fannie Mae 6.00% 2021	119	122
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	1,679	1,677
Fannie Mae, Series 2001-4, Class GA, 10.22% 2025[2]	129	146
Fannie Mae, Series 2001-4, Class NA, 11.89% 2025[2]	337	377
Fannie Mae 6.00% 2026	804	829
Fannie Mae 6.00% 2027	7,253	7,452
Fannie Mae 6.50% 2027	2,769	2,872
Fannie Mae 8.50% 2027	73	80
Fannie Mae 8.50% 2027	64	71
Fannie Mae 6.50% 2028	5,944	6,166
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	552	601
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	416	457
Fannie Mae 7.50% 2029	35	38
Fannie Mae 7.50% 2029	29	31
Fannie Mae 7.50% 2031	214	232
Fannie Mae 7.50% 2031	60	65
Fannie Mae 7.50% 2031	20	21
Fannie Mae 7.50% 2031	10	11
Fannie Mae, Series 2001-20, Class C, 12.041% 2031[2]	216	246
Fannie Mae 5.50% 2033	15,547	15,776
Fannie Mae 5.50% 2033	3,635	3,689
Fannie Mae 5.50% 2034	1,998	2,023
Fannie Mae 4.473% 2035[2]	1,804	1,829
Fannie Mae 4.50% 2035	10,850	10,466
Fannie Mae 4.50% 2035	2,136	2,061
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	1,564	1,546
Fannie Mae 4.50% 2035	1,169	1,128
Fannie Mae 5.00% 2035	2,971	2,946
Fannie Mae 5.50% 2035	11,923	12,073
Fannie Mae 5.50% 2035	1,746	1,771
Fannie Mae 6.50% 2035	1,132	1,182
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	1,770	1,375
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036	1,306	1,069
Fannie Mae 5.00% 2036	2,973	2,949
Fannie Mae 5.50% 2036	3,670	3,708
Fannie Mae 5.529% 2036[2]	2,761	2,827
Fannie Mae 6.00% 2036	1,971	2,021
Fannie Mae 6.00% 2036	39	40
Fannie Mae 6.50% 2036	3,896	4,014
Fannie Mae 5.422% 2037[2]	4,758	4,853
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	4,475	4,571
Fannie Mae 5.50% 2037	2,567	2,570
Fannie Mae, Series 2007-40, Class PT, 5.50% 2037	1,905	1,960
Fannie Mae 5.50% 2037	1,829	1,831
Fannie Mae 5.684% 2037[2]	1,224	1,253
Fannie Mae 5.871% 2037[2]	1,958	2,018
Fannie Mae 6.00% 2037	2,738	2,808
Fannie Mae 6.00% 2037	2,078	2,131
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	1,886	1,954
Fannie Mae 6.00% 2037[3]	1,553	1,565
Fannie Mae 6.00% 2037	729	748
Fannie Mae 6.058% 2037[2]	1,352	1,394
Fannie Mae 6.356% 2037[2]	4,999	5,166
Fannie Mae 6.50% 2037	6,860	7,112
Fannie Mae 6.50% 2037	5,129	5,285
Fannie Mae 6.50% 2037	4,950	5,101
Fannie Mae 6.50% 2037	2,851	2,958
Fannie Mae 6.50% 2037	1,859	1,916
Fannie Mae 7.00% 2037	8,148	8,480
Fannie Mae 7.00% 2037	5,087	5,294
Fannie Mae 7.00% 2037	1,911	1,989
Fannie Mae 7.00% 2037	1,805	1,898
Fannie Mae 7.00% 2037	1,671	1,739
Fannie Mae 7.00% 2037[3]	1,552	1,603
Fannie Mae 7.00% 2037	1,422	1,494
Fannie Mae 4.443% 2038[2]	1,677	1,683
Fannie Mae 4.522% 2038[2]	674	679
Fannie Mae 5.458% 2038[2]	5,246	5,361
Fannie Mae 6.00% 2038	3,000	3,052
Fannie Mae 6.00% 2038	1,498	1,537
Fannie Mae, Series 1999-T2, Class A-1, 7.50% 2039	446	471
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	431	462
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	408	431
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	73	78
Fannie Mae 6.496% 2047[2]	4,915	5,078
Freddie Mac 7.00% 2008	6	6
Freddie Mac 8.00% 2012	11	11
Freddie Mac 7.00% 2015	53	56
Freddie Mac, Series 2356, Class GD, 6.00% 2016	1,878	1,941
Freddie Mac 8.00% 2017	92	99
Freddie Mac 8.50% 2018	1	1
Freddie Mac 11.00% 2018	34	39
Freddie Mac 4.50% 2019	6,218	6,212
Freddie Mac, Series 1567, Class A, 3.275% 2023[2]	367	349
Freddie Mac 6.00% 2026	7,031	7,245
Freddie Mac 6.00% 2027	13,714	14,130
Freddie Mac 8.50% 2027	33	37
Freddie Mac 9.00% 2030	184	208
Freddie Mac 4.641% 2035[2]	3,378	3,422
Freddie Mac, Series 3061, Class PN, 5.50% 2035	599	618
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	1,835	1,437
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	1,783	1,410
Freddie Mac, Series 3257, Class PA, 5.50% 2036	1,841	1,892
Freddie Mac 5.88% 2036[2]	16,035	16,422
Freddie Mac 6.00% 2036	5,040	5,173
Freddie Mac 6.00% 2036	2,875	2,951
Freddie Mac, Series 3233, Class PA, 6.00% 2036	1,764	1,834
Freddie Mac 4.78% 2037[2]	1,270	1,285
Freddie Mac 5.488% 2037[2]	2,883	2,928
Freddie Mac 5.50% 2037	9,185	9,283
Freddie Mac, Series 3312, Class PA, 5.50% 2037	7,688	7,834
Freddie Mac 5.50% 2037	4,853	4,904
Freddie Mac 5.50% 2037	3,265	3,300
Freddie Mac 5.50% 2037	2,945	2,977
Freddie Mac 5.50% 2037	726	733
Freddie Mac 5.686% 2037[2]	1,979	2,019
Freddie Mac 5.991% 2037[2]	1,301	1,334
Freddie Mac 6.00% 2037	14,518	14,902
Freddie Mac 6.00% 2037	6,522	6,695
Freddie Mac 6.00% 2037	5,973	6,131
Freddie Mac 6.00% 2037	5,657	5,807
Freddie Mac 6.00% 2037	4,866	4,999
Freddie Mac 6.00% 2037	3,303	3,392
Freddie Mac 6.00% 2037	2,909	2,986
Freddie Mac 6.00% 2037	2,730	2,803
Freddie Mac 6.00% 2037	1,905	1,956
Freddie Mac 6.00% 2037	1,054	1,082
Freddie Mac 6.057% 2037[2]	1,002	1,030
Freddie Mac 6.354% 2037[2]	2,365	2,438
Freddie Mac 6.416% 2037[2]	1,599	1,646
Freddie Mac 4.679% 2038[2]	2,095	2,106
Freddie Mac 4.952% 2038[2]	573	579
Freddie Mac 5.00% 2038	7,000	6,935
Freddie Mac 5.00% 2038	3,250	3,220
Freddie Mac 5.50% 2038	5,623	5,683
Freddie Mac 5.50% 2038	5,561	5,620
Freddie Mac 5.54% 2038[2]	2,000	2,041
Government National Mortgage Assn. 9.50% 2009	66	68
Government National Mortgage Assn. 9.50% 2020	61	69
Government National Mortgage Assn. 8.50% 2021	93	104
Government National Mortgage Assn. 8.50% 2022	90	101
Government National Mortgage Assn. 8.50% 2022	21	24
Government National Mortgage Assn. 8.50% 2022	13	15
Government National Mortgage Assn. 8.50% 2023	147	164
		400,152

Commercial mortgage-backed securities[1] — 6.30%
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	749	731
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-3, 4.184% 2037	1,000	997
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	1,000	994
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	657	637
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-PM1, Class A-2, 4.262% 2040	2,000	1,987
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	1,000	988
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4A, 4.936% 2042[2]	1,000	891
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[2]	1,500	1,483
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 2043[2]	2,500	2,419
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.338% 2044[2]	1,750	1,650
GE Commercial Mortgage Corp., Series 2006-C1, Class A-AB, 5.338% 2044[2]	600	587
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[3,4]	4,500	4,191
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	2,522	2,585
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.228% 2045[2]	1,500	1,443
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	1,000	1,023
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-AB, 5.10% 2038[2]	1,000	969
CS First Boston Mortgage Securities Corp., Series 2006-C1, Class A-AB, 5.555% 2039[2]	500	486
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[2]	1,000	976
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-M, 5.23% 2040[2]	565	492
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	1,000	956
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	1,230	1,222
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[2]	500	450
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	1,000	1,007
Chase Commercial Mortgage Securities Corp., Series 1998-2, Class A-2, 6.39% 2030	2,648	2,654
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	203	204
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	2,000	1,849
Commercial Mortgage Trust, Series 2004-LNB2, Class A-2, 3.60% 2039	1,000	989
Morgan Stanley Capital I, Inc., Series 1998-HF2, Class A-2, 6.48% 2030	2,810	2,808
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-4, 5.54% 2041	2,600	2,536
Fannie Mae, Series 1998-M6, Class A-2, 6.32% 2008	64	64
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	2,000	2,191
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[4]	2,000	1,962
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1, 6.08% 2035	257	259
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	1,750	1,674
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	1,241	1,272
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class A-M, 4.754% 2043	500	465
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[3,4]	1,650	1,618
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033	46	46
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	1,506	1,540
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-4, 5.773% 2042[2]	1,500	1,519
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	444	447
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	489	510
LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A-2, 4.023% 2026	548	542
DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A-1B, 6.24% 2031	825	826
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	459	462
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	1,158	1,167
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[2]	1,000	981
COBALT CMBS Commerical Mortgage Trust, Series 2006-C1, Class A-2, 5.174% 2048	1,000	969
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[2]	1,000	948
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[3,4]	600	597
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	555	557
Merrill Lynch Mortgage Trust, Series 2005-LC1, Class A-M, 5.266% 2044[2]	500	482
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A-1, 3.787% 2041	447	444
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	131	133
		61,879

Collateralized mortgage-backed obligations (privately originated)[1] — 4.55%
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020	1,385	1,284
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	714	627
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	593	555
Countrywide Alternative Loan Trust, Series 2005-62, Class 2-A-1, 5.522% 2035[2]	1,383	949
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-17, 6.00% 2035	953	835
Countrywide Alternative Loan Trust, Series 2006-16CB, Class A-2, 6.00% 2036	1,257	1,163
Countrywide Alternative Loan Trust, Series 2006-24CB, Class A-1, 6.00% 2036	662	625
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.877% 2047[2]	1,998	1,398
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.956% 2047[2]	2,687	1,881
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-2, Class 5-A-1, 6.00% 2036[2]	2,002	1,566
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.896% 2037[2]	1,885	1,408
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-8, Class 2-A3, 5.996% 2037[2,3]	4,547	4,046
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	3,357	3,256
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.503% 2027[2,4]	456	455
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.745% 2027[2,4]	710	709
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.824% 2028[2,4]	368	367
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	1,478	1,417
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034[3]	607	498
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037[3]	950	665
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S12, Class A-3, 5.00% 2018	869	849
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.346% 2037[2]	1,128	1,095
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR15, Class A-1-A, 2.859% 2045[2]	460	371
Wells Fargo Mortgage-backed Securities Trust, Series 2004-2, Class A-1, 5.00% 2019	332	324
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	1,356	1,325
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	662	662
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	110	105
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[3,4]	2,715	1,878
Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class I-A1, 4.75% 2018	1,453	1,434
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	459	457
Chase Mortgage Finance Trust, Series 2003-S10, Class A-1, 4.75% 2018	1,923	1,865
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2]	2,000	1,831
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018	1,837	1,794
Residential Asset Securitization Trust, Series 2004-A6, Class A-1, 5.00% 2019	1,707	1,590
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.138% 2036[2,3]	1,690	1,494
GSR Mortgage Loan Trust, Series 2004-10F, Class 1-A-5, 4.50% 2019	1,281	1,234
Citicorp Mortgage Securities, Inc., Series 2003-10, Class A-1, 4.50% 2018	980	943
Ocwen Residential MBS Corp., Series 1998-R1, Class AWAC, 5.809% 2040[2,4]	1,049	906
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	671	608
Washington Mutual Mortgage, WMALT Series 2005-AR1, Class A-1-A, 2.859% 2035[2]	300	236
		44,705

Total mortgage-backed obligations		506,736

U.S. TREASURY BONDS & NOTES — 31.22%
U.S. Treasury 4.00% 2010	2,750	2,879
U.S. Treasury 4.625% 2011	14,000	15,297
U.S. Treasury 3.00% 2012[3,5]	11,738	13,155
U.S. Treasury 3.875% 2012	2,000	2,127
U.S. Treasury 4.25% 2012	27,940	30,210
U.S. Treasury 4.625% 2012	5,250	5,731
U.S. Treasury 2.75% 2013	1,000	1,014
U.S. Treasury 3.875% 2013	1,000	1,068
U.S. Treasury 4.25% 2013	29,039	31,614
U.S. Treasury 4.00% 2014	5,500	5,932
U.S. Treasury 4.25% 2014	6,500	7,103
U.S. Treasury 11.25% 2015	9,000	13,645
U.S. Treasury 5.125% 2016	58,375	66,475
U.S. Treasury 4.625% 2017	5,750	6,312
U.S. Treasury 8.875% 2017	26,190	37,309
U.S. Treasury 8.125% 2019	12,195	16,972
U.S. Treasury 8.50% 2020	9,100	13,068
U.S. Treasury 7.875% 2021	3,750	5,210
U.S. Treasury 7.125% 2023	7,500	9,968
U.S. Treasury 5.25% 2029	3,250	3,670
U.S. Treasury 5.375% 2031	2,000	2,315
U.S. Treasury 4.50% 2036	15,100	15,605
		306,679

ASSET-BACKED OBLIGATIONS[1] — 6.58%
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013[4]	6,125	5,599
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[4]	1,650	1,589
CPS Auto Receivables Trust, Series 2007-C, Class A-4, FSA insured, 5.92% 2014[4]	1,000	966
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	1,000	1,014
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	5,570	5,758
CarMax Auto Owner Trust, Series 2007-2, Class A-4, 5.27% 2012	5,000	4,860
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[4]	3,988	4,041
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	2,282	2,176
UPFC Auto Receivables Trust, Series 2006-B, Class A-3, AMBAC insured, 5.01% 2012	1,000	961
Long Beach Acceptance Auto Receivables Trust, Series 2005-B, Class A-4, FSA insured, 4.522% 2012	3,000	2,930
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[4]	3,000	2,897
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA3, Class A-I-3, MBIA insured, 6.03% 2037[2,3]	1,500	1,050
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[2]	1,361	1,330
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-3, AMBAC insured, 4.80% 2035[3,4]	2,650	2,305
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	2,125	2,160
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[4]	2,000	2,002
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	1,850	1,853
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[3,4]	2,199	1,790
CWABS Asset-backed Certificates Trust, Series 2007-9, Class 2-A-3, 2.779% 2047[2]	2,150	1,548
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	1,500	1,531
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A-4, 4.28% 2014	1,500	1,491
Ford Credit Auto Owner Trust, Series 2008-A, Class A-4, 4.37% 2012	1,500	1,482
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[4]	1,500	1,457
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	1,450	1,452
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[2]	2,626	1,332
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	1,000	982
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-2, 5.234% 2023	250	235
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	1,000	1,021
Discover Card Master Trust, Series 2008-A2, Class A-2, 4.00% 2012[2]	1,000	997
World Omni Auto Receivables Trust, Series 2008-A, Class A-4, 4.74% 2013	1,000	975
RAMP Trust, Series 2004-RS9, Class A-I-4, AMBAC insured, 4.767% 2032	947	928
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	1,000	844
Argent Securities Trust, Series 2006-W3, Class A-2C, 2.779% 2036[2]	1,000	803
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[4]	750	692
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[4]	750	687
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027	495	487
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 6.49% 2031[2]	488	449
		64,674

FEDERAL AGENCY BONDS & NOTES — 5.21%
Freddie Mac 4.50% 2014	6,000	6,298
Freddie Mac 5.25% 2016	5,000	5,415
Freddie Mac 5.50% 2016	5,000	5,500
Freddie Mac 5.50% 2017	3,500	3,863
Small Business Administration, Series SBIC-PS 2006-10A, Participating Securities, 5.408% 2016	4,996	5,074
Small Business Administration, Series 2001-20K, 5.34% 2021[1]	827	850
Small Business Administration, Series 2001-20J, 5.76% 2021[1]	643	667
Small Business Administration, Series 2001-20F, 6.44% 2021[1]	1,763	1,858
Small Business Administration, Series 2003-20B, 4.84% 2023[1]	2,455	2,455
Fannie Mae 6.00% 2011	3,500	3,828
Fannie Mae 6.125% 2012	1,000	1,114
Fannie Mae 3.625% 2013	4,750	4,816
Federal Agricultural Mortgage Corp. 4.875% 2011[4]	2,000	2,119
Federal Agricultural Mortgage Corp. 5.50% 2011[4]	1,000	1,072
Federal Agricultural Mortgage Corp. 5.125% 2017[4]	1,250	1,334
United States Agency for International Development, Republic of Egypt 4.45% 2015	1,000	1,039
United States Agency for International Development, State of Israel, Class 1-A, 5.50% 2023	2,000	2,256
Federal Home Loan Bank 2.50% 2009	1,000	1,003
United States Government-Guaranteed Ship Financing Obligations, Rowan Companies, Inc. (Title XI) 5.88% 2012[1]	543	588
		51,149

INDUSTRIALS — 0.34%
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,4]	2,122	2,187
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,4]	1,042	1,137
		3,324

UTILITIES — 0.15%
Chilquinta Energia Finance Co. LLC, MBIA insured, 6.47% 2008[4]	1,500	1,500

ENERGY — 0.03%
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[1,4]	250	249

Total bonds, notes & other debt instruments (cost: $915,202,000)		934,311

Short-term securities — 5.71%

U.S. Treasury Bills 1.34% due 5/29/2008	22,600	22,552
PepsiCo Inc. 2.15% due 4/30/2008[4]	13,400	13,376
General Electric Capital Corp. 2.50% due 4/1/2008	13,300	13,299
Coca-Cola Co. 2.13% due 6/13/2008[4]	6,870	6,832

Total short-term securities (cost: $56,066,000)		56,059

Total investment securities (cost: $971,268,000)		990,370
Other assets less liabilities		(8,143)

Net assets		$982,227

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $36,455,000, which represented 3.71% of the net assests of the fund.
[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $66,514,000, which represented 6.77% of the net assets of the fund.

[5]	Index-linked bond whose principal amount moves with a government retail price index.

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted prices in active markets for identical securities. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 investment securities are valued using significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the fund’s investment securities as of March 31, 2008
(dollars in thousands):

Level 1 — Quoted prices	$—
Level 2 — Other significant observable inputs	987,530
Level 3 — Significant unobservable inputs	2,840
Total	$990,370

The following table summarizes the fund’s Level 3 investment securities and related transactions during the three months ended March 31, 2008
(dollars in thousands):

Beginning value at 1/1/2008	$8,677
Net sales	(30)
Net unrealized depreciation	(144)
Net transfers out of Level 3	(5,663)
Ending value at 3/31/2008	$2,840

Net unrealized depreciation during the period on Level 3 investment securities held at 3/31/2008	$(144)

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$29,954
Gross unrealized depreciation on investment securities	(10,936)
Net unrealized appreciation on investment securities	19,018
Cost of investment securities for federal income tax purposes	971,352

Cash Management Fund
Investment portfolio

March 31, 2008
 unaudited
Short-term securities — 100.01%	Principal amount (000)	Market value (000)

CORPORATE SHORT-TERM NOTES — 80.11%
American Express Credit Corp. 2.64%–2.68% due 5/13–5/14/2008	$22,000	$21,929
John Deere Credit Ltd. 2.70% due 4/4/2008	13,000	12,996
John Deere Capital Corp. 2.20% due 5/28/2008[1]	7,900	7,865
Lloyds Bank PLC 2.69% due 5/13/2008	20,600	20,531
NetJets Inc. 2.07%–2.55% due 4/28–5/27/2008[1]	20,300	20,253
United Parcel Service Inc. 1.95%–2.01% due 4/24–5/9/2008[1]	20,000	19,962
Westpac Banking Corp. 2.65% due 5/6/2008[1]	19,600	19,548
Procter & Gamble International Funding S.C.A. 2.20%–2.45% due 4/17–4/22/2008[1]	19,200	19,176
Coca-Cola Co. 1.95%–2.20% due 5/12–5/22/2008[1]	19,100	19,032
Colgate-Palmolive Co. 2.15% due 4/30/2008[1]	19,000	18,966
Walt Disney Co. 2.76% due 4/23/2008	19,000	18,963
AT&T Inc. 2.30%–2.75% due 4/28/2008[1]	18,800	18,760
Caterpillar Financial Services Corp. 2.70%–2.80% due 4/2–4/21/2008	18,000	17,983
Nestlé Finance International Ltd. 2.56% due 4/28/2008	10,000	9,980
Alcon Capital Corp. 2.77% due 4/24/2008[1]	7,100	7,087
Medtronic Inc. 2.20% due 5/5/2008[1]	17,000	16,964
Jupiter Securitization Co., LLC 2.70% due 4/18/2008[1]	16,800	16,777
American Honda Finance Corp. 2.71%–2.75% due 4/24–4/29/2008	16,400	16,365
Bank of America Corp. 2.74% due 5/12/2008	16,000	15,946
Pfizer Inc 2.70% due 4/8/2008[1]	15,000	14,991
Danske Corp. 2.80% due 4/14/2008[1]	15,000	14,984
3M Co. 2.15% due 4/30/2008	15,000	14,973
KfW 2.73% due 4/30/2008[1]	15,000	14,966
Electricité de France 2.31% due 5/6/2008[1]	15,000	14,965
Yale University 2.40% due 5/6/2008	15,000	14,964
Brown-Forman Corp. 2.20% due 5/16/2008[1]	15,000	14,958
Rabobank USA Financial Corp. 2.62% due 5/12/2008	14,900	14,851
Variable Funding Capital Corp. 3.06% due 4/7/2008[1]	13,000	12,992
BASF AG 2.80% due 4/9/2008[1]	12,000	11,991
Wal-Mart Stores Inc. 1.95%–2.75% due 4/8–5/6/2008[1]	12,000	11,985
Estée Lauder Companies Inc. 2.25% due 4/28/2008[1]	12,000	11,979
BMW U.S. Capital LLC 2.20% due 4/28/2008[1]	11,500	11,480
Siemens Capital Co. LLC 2.05% due 5/20/2008[1]	10,800	10,762
General Electric Capital Corp. 2.50% due 4/1/2008	10,000	9,999
PepsiCo Inc. 2.70% due 4/7/2008[1]	10,000	9,995
Illinois Tool Works Inc. 2.23% due 4/16/2008	10,000	9,990
Anheuser-Busch Cos. Inc. 2.75% due 5/2/2008[1]	10,000	9,973
Stadshypotek Delaware Inc. 2.85% due 4/22/2008[1]	9,600	9,583
E.I. duPont de Nemours and Co. 2.63% due 4/11/2008[1]	8,000	7,993
CAFCO, LLC 3.26% due 4/8/2008[1]	7,300	7,295
ING (U.S.) Funding LLC 3.04% due 4/7/2008	5,300	5,297
Harley-Davidson Funding Corp. 2.20% due 4/24/2008[1]	5,000	4,993
ANZ National (International) Ltd. 2.62% due 5/19/2008[1]	5,000	4,982
Johnson & Johnson 2.25% due 5/23/2008[1]	4,000	3,985
IBM International Group Capital LLC 2.46% due 4/18/2008[1]	3,600	3,595
		597,604

FEDERAL AGENCY DISCOUNT NOTES — 10.70%
Federal Home Loan Bank 1.90%–2.675% due 4/11–5/23/2008	34,200	34,146
Fannie Mae 1.90%–2.53% due 4/9–5/21/2008	21,700	21,675
Freddie Mac 2.46%–2.71% due 4/10–5/9/2008	18,100	18,078
Tennessee Valley Authority 2.18% due 4/17/2008	5,900	5,894
		79,793

U.S. TREASURIES — 6.52%
U.S. Treasury Bills 1.1665%–2.39% due 4/15–6/5/2008	48,700	48,617

CERTIFICATES OF DEPOSIT — 2.68%
Wells Fargo Bank, N.A. 2.47% due 4/29/2008	20,000	20,000

Total investment securities (cost: $746,056,000)		746,014
Other assets less liabilities		(102)

Net assets		$745,912

[1]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $392,837,000, which represented 52.67% of the net assets of the fund.

Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on January 1, 2008. FAS 157 requires the fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted prices in active markets for identical securities. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 investment securities are valued using significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the fund’s investment securities as of March 31, 2008
(dollars in thousands):

Level 1 — Quoted prices	$—
Level 2 — Other significant observable inputs	746,014
Level 3 — Significant unobservable inputs	—
Total	$746,014

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$—
Gross unrealized depreciation on investment securities	(42)
Net unrealized depreciation on investment securities	(42)
Cost of investment securities for federal income tax purposes	746,056

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

American Funds Insurance Series serves as the underlying investment for multiple insurance products, including variable annuity contracts and variable life insurance policies. The funds can only be purchased through insurance products. This material is not an offer of the funds.

MFGEFP-995-0508O-S10863

ITEM 2 – Controls and Procedures
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INSURANCE SERIES

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer
Michael J. Downer, Executive Vice President and Principal Executive Officer

Date: May 29, 2008

By /s/ David A. Pritchett
David A. Pritchett, Treasurer and Principal Financial Officer

Date: May 29, 2008